UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03447

SEI Tax Exempt Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: August 31, 2009

Date of reporting period: May 31, 2009

Item 1.	Schedule of Investments

Schedule of Investments (Unaudited)

Tax Free Fund

May 31, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)
MUNICIPAL BONDS — 99.4%
Alabama — 0.7%
Huntsville-Randolph, School Educational Building Authority, Randolph School Project, RB
0.340%, 06/01/09 (A)(B)	$7,500	$7,500

Arizona — 1.0%
Nogales, Wastewater Systems Project, Ser A, RB
3.750%, 10/01/09 (A)(B)	2,000	2,018
Pima County, Industrial Development Authority, Ser 2835, RB
0.320%, 06/01/09 (B)	6,700	6,700
Pima County, COP
3.000%, 06/01/10	2,000	2,034

		10,752

Arkansas — 0.4%
Arkansas State, Development Finance Authority, Washington Regional Medical Center Project, RB Pre-Refunded @ 100
7.375%, 02/01/10 (C)	4,400	4,586

California — 2.5%
California State, Municipal Securities Trust Receipts, Ser 136, GO, XLCA
1.000%, 06/01/09 (B)	12,500	12,500
California State, Ser DCL-010, GO, FSA
2.420%, 06/05/09 (A)(B)	690	690
Los Angeles, Ser A, COP
1.390%, 06/01/09 (A)(B)	7,855	7,855
Sacramento County, Sanitation District, Municipal Securities Trust Receipts, Ser A, RB, FGIC
0.310%, 06/04/09 (A)(B)	5,550	5,550

		26,595

Colorado — 7.7%
Central Platte Valley, Metropolitan District, Ser B, GO
3.000%, 12/01/09 (A)(B)	4,485	4,485
Colorado Health Facilities Authority, RB
0.540%, 06/03/09 (B)	13,015	13,015
Colorado State, Educational & Cultural Facilities Authority, Pueblo Serra Worship Holdings Project, RB
0.340%, 06/04/09 (A)(B)	1,450	1,450
Colorado State, Educational & Cultural Facilities Authority, Ser 1557, RB, FGIC
0.300%, 06/04/09 (B)	6,000	6,000
Colorado State, Health Facilities Authority, Catholic Health Project, Ser C-4, RB
3.750%, 10/01/09 (B)	2,500	2,526
Colorado State, Housing & Finance Authority, Winridge Apartments Project, RB
0.350%, 06/03/09 (B)	7,000	7,000
Cornerstone, Metropolitan District No. 1, RB
0.390%, 06/04/09 (A)(B)	7,675	7,675
El Paso County, School District No. 20, Ser K06, GO
0.460%, 06/01/09 (B)	2,955	2,955
Fort Collins, Pollution Control, Ser 2036, RB
0.540%, 06/06/09 (B)	9,685	9,685
JPMorgan Chase Putters, Ser 3272, RB, AMBAC
0.640%, 06/05/09 (B)	20,230	20,230
Southglenn, Metropolitan District, RB
0.390%, 06/04/09 (A)(B)	5,000	5,000
Thornton, Multi-Family Housing Authority, Quaile Ridge Project, Ser A, RB
0.300%, 06/02/09 (B)	450	450

		80,471

1	SEI Tax Exempt Trust / Quarterly Report / May 31, 2009

Schedule of Investments (Unaudited)

Tax Free Fund

May 31, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Connecticut — 0.5%
Connecticut State, Industrial Development Authority, Bradley Airport Hotel Project, RB
0.370%, 06/03/09 (A)(B)	$5,725	$5,725

Delaware — 1.5%
Delaware State, Economic Development Authority, School House Project, RB
0.600%, 06/03/09 (A)(B)	3,650	3,650
New Castle County, University Courtyard Apartments Project, RB
0.320%, 06/04/09 (A)(B)	12,260	12,260

		15,910

Florida — 7.3%
Austin Certificates Trust, Ser 2007-1036, COP, AMBAC
0.640%, 06/02/09 (B)	7,100	7,100
Citizens Property Insurance, Municipal Securities Trust Receipts, Cl A, Ser 46, RB, MBIA
0.340%, 06/01/09 (A)(B)	4,100	4,100
City of Tallahassee, RB
0.440%, 06/01/09 (B)	3,000	3,000
Collier County, Industrial Development Authority, Gulf Coast American Blind Project, Ser A, RB
3.300%, 06/05/09 (A)(B)	2,355	2,355
Deutsche Bank Spears/Lifers Trust, Ser 530, COP, FGIC
0.290%, 06/04/09 (B)	16,400	16,400
Eclipse Funding Trust, RB, MBIA
0.290%, 06/07/09 (A)(B)	5,240	5,240
Florida State, Board of Education, Ser 2929, GO
0.350%, 06/01/09 (B)	3,300	3,300
Florida State, Housing Finance Agency, River Oaks Apartments Project, RB
0.400%, 06/04/09 (B)	200	200
Jacksonville, Industrial Development Authority, Trailer Marine-Crowly Project, RB
0.400%, 06/01/09 (A)(B)	3,600	3,600
Miami-Dade County, Health Facilities Authority, RB
0.350%, 06/03/09 (A)(B)	10,025	10,025
Miami-Dade County, Industrial Development Authority, American Public Media Group Project, RB
0.170%, 06/01/09 (A)(B)	4,000	4,000
RBC Municipal Products Trust, Ser E-7, RB
0.450%, 06/02/09 (A)(B)	15,000	15,000
Town of Davie, Educational Facilities Authority, Parkway Christian School Project, RB
3.050%, 06/01/09 (A)(B)	2,420	2,420

		76,740

Georgia — 0.7%
Gwinnett County, Multi-Family Housing Authority, Greens Apartments Project, RB
0.350%, 06/03/09 (B)	6,300	6,300
Smyrna, Housing Authority, F&M Villages Project, RB
0.320%, 06/03/09 (B)	1,000	1,000

		7,300

Illinois — 11.6%
Bloomington, GO
0.440%, 06/01/09 (B)	900	900
Chicago O’Hare International Airport, Ser 1284, RB, FGIC
0.540%, 06/06/09 (B)	10,995	10,995

2	SEI Tax Exempt Trust / Quarterly Report / May 31, 2009

Schedule of Investments (Unaudited)

Tax Free Fund

May 31, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Chicago, O’Hare International Airport, RB, MBIA
0.490%, 06/04/09 (B)	$8,280	$8,280
Chicago, Transit Authority, Federal Transit Administration, Sector 5307, RB, AMBAC
4.000%, 06/01/09	2,265	2,265
Chicago, Variable Certificates, GO, FSA
1.750%, 06/04/09 (A)(B)	4,100	4,100
Deutsche Bank Spears/Lifers Trust, Ser 400, GO, FSA
0.360%, 06/02/09 (B)	5,110	5,110
Deutsche Bank Spears/Lifers Trust, Ser 410, GO, FGIC
0.460%, 06/06/09 (B)	4,240	4,240
Deutsche Bank Spears/Lifers Trust, Ser 411, GO, FGIC
0.460%, 06/02/09 (B)	4,175	4,175
Deutsche Bank Spears/Lifers Trust, Ser 555, GO, FSA
0.390%, 06/01/09 (B)	3,230	3,230
Deutsche Bank Spears/Lifers Trust, Ser 660, RB, MBIA
0.290%, 06/01/09 (B)	2,500	2,500
Illinois State. Finance Authority, RB
0.350%, 06/01/09 (A)(B)	7,800	7,800
Illinois State, Finance Authority, RB
2.600%, 06/01/09 (A)(B)	300	300
Illinois State, Development Financing Authority, Christian Brothers Services Project, RB
0.850%, 06/03/09 (A)(B)	1,100	1,100
Illinois State, Development Financing Authority, Creative Children’s Academy Project, RB
1.500%, 06/04/09 (A)(B)	2,200	2,200
Illinois State, Development Financing Authority, McCormick Theological Project, Ser A, RB
0.430%, 06/03/09 (A)(B)	1,000	1,000
Illinois State, Development Financing Authority, North Shore Country Day Project, RB
0.430%, 06/03/09 (A)(B)	2,200	2,200
Illinois State, Finance Authority, Chicagoland Laborers Project, Ser 2, RB
2.530%, 06/02/09 (A)(B)	13,250	13,250
Illinois State, Finance Authority, Sacred Heart School Project, RB
2.530%, 06/05/09 (A)(B)	3,400	3,400
Illinois State, Ser 783, GO, FSA
0.370%, 06/04/09 (B)	4,995	4,995
JPMorgan Chase Putters, Ser 3258, GO, FGIC
0.990%, 06/01/09 (B)	9,690	9,787
Lake County, Community Consolidated School District No. 73, Ser 329, GO, FGIC
0.590%, 06/04/09 (B)	175	175
Lake County, School District No. 109-Deerfield, GO
0.440%, 06/02/09 (B)	5,000	5,000
Macon County, Decatur Family YMCA Project, RB
0.350%, 06/03/09 (A)(B)	8,700	8,700
Oakbrook Terrace, Industrial Development Authority, Oakbrook Terrace Atrium Project, RB
0.750%, 06/01/09 (A)(B)	2,100	2,100
Regional Transportation Authority, Ser DCL-020, RB
2.000%, 06/07/09 (A)(B)	9,300	9,300
Skokie, Economic Development Authority, Skokie Fashion Square Project, RB
0.675%, 06/04/09 (A)(B)	4,350	4,350

		121,452

3	SEI Tax Exempt Trust / Quarterly Report / May 31, 2009

Schedule of Investments (Unaudited)

Tax Free Fund

May 31, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Indiana — 7.8%
Carmel, Industrial Redevelopment Authority, Ser 1275, RB
0.350%, 06/04/09 (B)	$10,490	$10,490
East Porter County, School Building, Ser 144, RB, MBIA
0.290%, 06/04/09 (B)	5,205	5,205
Indiana State, Development Finance Authority, RB
0.540%, 06/06/09 (A)(B)	1,100	1,100
Indiana State, Health & Educational Facilities Financing Authority, RB
3.050%, 06/05/09 (A)(B)	1,700	1,700
Indiana State, Development Finance Authority, Brebeuf Preparatory School Project, RB
0.850%, 06/04/09 (A)(B)	3,400	3,400
Indiana State, Educational Facilities Authority, Franklin College Project, RB
0.330%, 06/01/09 (A)(B)	100	100
Indiana State, Finance Authority, Ascension Health Project, Ser E-5, RB
3.500%, 10/01/09 (B)	2,600	2,617
Indiana State, Finance Authority, University of Indianapolis Project, RB
3.250%, 06/01/09 (A)(B)	14,000	14,000
Indiana State, Health & Educational Facilities Financing Authority, Greenwood Village South Project, Ser A, RB
0.320%, 06/04/09 (A)(B)	9,215	9,215
Indiana State, Health Facilities Financing Authority, Margaret Mary Community Hospital Project, Ser A, RB
3.120%, 06/01/09 (A)(B)	10,915	10,915
Indiana State, Health Facility Financing Authority, Henry County Memorial Hospital Project, RB
3.250%, 06/01/09 (A)(B)	7,575	7,575
Indiana State, Industrial Development Authority, Goodwill Industries Center Project, RB
0.700%, 06/04/09 (A)(B)	1,125	1,125
Indiana State, Transportation Finance Authority, Highway Restoration Project, RB
0.250%, 06/01/09 (B)	3,100	3,100
St. Joseph County, Educational Facilities Authority, Holy Cross College Project, RB
3.050%, 06/04/09 (A)(B)	2,900	2,900
Zionsville Community Schools Building, RB
2.000%, 06/02/09 (A)(B)	8,200	8,200

		81,642

Iowa — 2.2%
Iowa State, Finance Authority, RB
0.120%, 06/01/09 (A)(B)	1,400	1,400
Iowa State, Higher Education Loan Authority, Ser E, RB
2.150%, 05/20/10 (A)	2,500	2,524

4	SEI Tax Exempt Trust / Quarterly Report / May 31, 2009

Schedule of Investments (Unaudited)

Tax Free Fund

May 31, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Iowa State, Finance Authority, Carroll Kuemper Catholic High School Project, RB
0.600%, 06/01/09 (A)(B)	$900	$900
Iowa State, Finance Authority, Museum of Art Foundation Project, RB
0.170%, 06/01/09 (A)(B)	100	100
Iowa State, Higher Education Loan Authority, Private College - Des Moines Project, RB
0.600%, 06/01/09 (A)(B)	695	695
Iowa State, Higher Education Loan Authority, Private College - Des Moines Project, RB
0.600%, 06/01/09 (A)(B)	1,830	1,830
Iowa State, Higher Education Loan Authority, Private College - Morningside College Project, RB
0.120%, 06/01/09 (A)(B)	795	795
Iowa State, Higher Education Loan Authority, Private College - University Dubuque Project, RB
0.170%, 06/01/09 (A)(B)	6,485	6,485
Iowa State, Higher Education Loan Authority, Private College Project, RB
0.170%, 06/01/09 (A)(B)	4,000	4,000
Waterloo, Community School District, BAN
4.750%, 06/01/09	4,300	4,300

		23,029

Kansas — 0.3%
Kansas State, Development Finance Authority, Multi-Family Housing - Woodridge Project, RB
0.350%, 06/04/09 (B)	3,000	3,000

Kentucky — 0.7%
Hardin County, Water District No. 1, RB
0.370%, 06/04/09 (A)(B)	1,370	1,370
Louisville & Jefferson County, Metropolitan Government, Seven Counties Services Project, RB
3.050%, 06/05/09 (A)(B)	1,400	1,400
Williamstown, League of Cities, Funding Trust, Ser B, RB
0.340%, 06/05/09 (A)(B)	5,000	5,000

		7,770

Louisiana — 0.2%
Louisiana State, Ser A-1, RB
0.290%, 06/01/09 (A)(B)	1,600	1,600

Maryland — 0.6%
Maryland State, Health & Higher Educational Facilities Authority, RB
0.800%, 06/02/09 (A)(B)	5,305	5,305
Maryland State, Washington Suburban Sanitation District, Ser A, GO
0.350%, 06/02/09 (B)	900	900

		6,205

Massachusetts — 2.9%
Macon Trust, Various States, Ser 2007, RB
0.890%, 06/04/09 (A)(B)	8,000	8,000
Massachusetts Bay Transportation Authority, Ser DC-8025, RB
2.000%, 06/02/09 (B)	3,000	3,000
Massachusetts State, Development Finance Agency, RB
0.300%, 06/05/09 (A)(B)	4,505	4,505

5	SEI Tax Exempt Trust / Quarterly Report / May 31, 2009

Schedule of Investments (Unaudited)

Tax Free Fund

May 31, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Massachusetts State, Development Finance Agency, Assumption College Project, Ser A, RB
0.340%, 06/03/09 (A)(B)	$1,195	$1,195
Massachusetts State, Development Finance Agency, Belmont Day School Project, RB
0.450%, 06/04/09 (A)(B)	2,000	2,000
Massachusetts State, Development Finance Agency, Briarwood Retirement Project, Ser A, RB
0.420%, 06/04/09 (A)(B)	4,400	4,400
Massachusetts State, Development Finance Agency, North Shore Multi-Mode YMCA Project, RB
1.900%, 06/04/09 (A)(B)	1,200	1,200
Massachusetts State, Health & Educational Facilities Authority, RB
0.380%, 06/04/09 (B)	3,750	3,750
Massachusetts State, Housing Finance Agency, Ser F, RB, FSA
1.250%, 06/03/09 (B)	1,000	1,000
Massachusetts State, Municipal Securities Trust Receipts, Ser SGC 52, GO, FGIC
0.340%, 06/05/09 (A)(B)	1,000	1,000

		30,050

Michigan — 3.6%
Detroit City, School District, Ser 2954, GO, FSA
0.590%, 06/06/09 (B)	10,360	10,360
Kalamazoo County, Economic Development Authority, WBC Properties Project, RB
3.400%, 06/07/09 (A)(B)	4,700	4,700
Michigan State, Higher Education Facilities Authority, Adrian College Project, RB
0.370%, 06//04/09 (A)(B)	1,905	1,905
Michigan State, Higher Education Facilities Authority, Davenport University Project, RB
2.050%, 06/03/09 (A)(B)	2,910	2,910
Michigan State, Hospital Finance Authority, Ascension Health Credit Project, Ser A, RB, MBIA Pre-Refunded @ 101
6.250%, 11/15/09 (C)	3,800	3,906
Michigan State, Hospital Finance Authority, Southwestern Rehab Project, RB
2.050%, 06/02/09 (A)(B)	420	420
Wayne Charter County, Economic Development, RB
1.290%, 06/03/09 (A)(B)	13,825	13,825

		38,026

Minnesota — 2.5%
Arden Hills, Housing & Health Authority, Presbyterian Homes Project, Ser A, RB
0.120%, 06/01/09 (A)(B)	300	300
Austin, Industrial Development Authority, Supervalu Project, RB
0.450%, 06/03/09 (A)(B)	3,325	3,325
City of Mendota Heights Minnesota, RB
0.750%, 06/03/09 (A)(B)	3,715	3,715
Minneapolis & St. Paul, Housing & Redevelopment Authority, Children’s Hospital Clinics, Ser A, RB, FSA
0.170%, 06/01/09 (B)	800	800

6	SEI Tax Exempt Trust / Quarterly Report / May 31, 2009

Schedule of Investments (Unaudited)

Tax Free Fund

May 31, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Minneapolis & St. Paul, Housing & Redevelopment Authority, Public Radio Project, RB
0.600%, 06/01/09 (A)(B)	$1,700	$1,700
Minnesota State, Agricultural & Economic Development Board, Essentia Health Project, Ser C-4B, RB
0.220%, 06/01/09 (B)	7,300	7,300
Scott County, GAN
3.750%, 12/01/09	3,000	3,040
St. Paul, Port Authority, Amherst H. Wilder Foundation, RB
0.170%, 06/01/09 (A)(B)	5,800	5,800

		25,980

Missouri — 4.4%
City of St. Louis Missouri, Ser 004, RB
2.000%, 06/02/09 (A)(B)	19,000	19,000
Kansas City, Industrial Development Authority, Woodlands Partners Project, RB
0.350%, 06/04/09 (B)	4,045	4,045
Missouri State, Health & Educational Facilities Authority, Kansas City Art Institute, RB
0.170%, 06/01/09 (A)(B)	4,200	4,200
Missouri State, Health & Educational Facilities Authority, Ser B, RB
0.170%, 06/01/09 (B)	14,085	14,085
Missouri State, Health & Educational Facilities Authority, Southwest Baptist University Project, RB
0.170%, 06/01/09 (A)(B)	200	200
Missouri State, Health & Educational Facilities Authority, St. Louis Priory School Project, RB
0.250%, 06/01/09 (A)(B)	3,300	3,300
Missouri State, Health & Educational Facilities Authority, St. Louis University Project, RB
0.170%, 06/01/09 (B)	320	320
Missouri State, Health & Educational Facilities Authority, St. Louis University Project, Ser A, RB
0.250%, 06/01/09 (B)	970	970

		46,120

Nebraska — 1.2%
Douglas County, Hospital Authority No. 3, RB
0.490%, 06/04/09 (B)	5,030	5,030
Lancaster County, Hospital Authority, Ser A, RB
0.450%, 06/01/09 (A)(B)	7,910	7,910

		12,940

Nevada — 0.2%
Clark County Nevada, Ser A, GO
3.000%, 06/01/10	2,250	2,283

New Hampshire — 0.6%
Merrimack County, TAN
3.250%, 12/30/09	6,500	6,509

New Jersey — 0.6%
City of Newark New Jersey, Ser G,
3.250%, 04/14/10	3,000	3,028
Hopewell Township, BAN
2.500%, 09/17/09	3,705	3,710

		6,738

New Mexico — 0.9%
University of New Mexico, Systems Improvement Project, RB
1.070%, 06/03/09 (B)	9,290	9,290

New York — 4.8%
Hudson Yards, Ser A, RB, FGIC
0.630%, 06/05/09 (B)	6,950	6,950

7	SEI Tax Exempt Trust / Quarterly Report / May 31, 2009

Schedule of Investments (Unaudited)

Tax Free Fund

May 31, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Long Island Power Authority, Sub-Ser 2, RB
0.200%, 06/01/09 (A)(B)	$5,000	$5,000
Metropolitan New York, Transportation Authority, Ser E-2, RB
0.750%, 06/04/09 (A)(B)	4,700	4,700
New York City, Industrial Development Agency, Congregation Darchei Torah Project, RB
1.170%, 06/05/09 (A)(B)	24,000	24,000
New York State, Dormitory Authority, RB
0.470%, 06/07/09 (B)	9,670	9,670

		50,320

Ohio — 4.0%
BB&T Municipal Trust, Ser 1015, RB
0.340%, 06/07/09 (A)(B)	14,000	14,000
Cuyahoga County, Civic Facilities Authority, 700 Prospect Project, RB
3.050%, 06/05/09 (A)(B)	2,010	2,010
East Liverpool, Hospital Revenue Authority, Liverpool City Hospital Project, RB
3.500%, 06/01/09 (A)(B)	1,465	1,465
Henry County, Facilities Improvement Authority, Hospital Project, RB
2.100%, 06/04/09 (A)(B)	3,075	3,075
Licking County, School Facilities Authority, BAN
3.000%, 09/08/09	1,100	1,103
Lima, Refunding & Improvement Authority, Lima Memorial Hospital Project, RB
0.700%, 06/04/09 (A)(B)	635	635
Lorain County, Industrial Development Authority, Regional Medical Center Project, RB
2.100%, 06/03/09 (A)(B)	1,005	1,005
Mercer County, Healthcare Authority, Grand Lake Cancer Center Project, Ser A, RB
3.050%, 06/04/09 (A)(B)	2,415	2,415
Montgomery County, Transportation Improvement District, Transportation Improvement Notes, Ser A, RB
2.875%, 11/04/09	4,000	4,000
Ohio State, Air Quality Development Authority, First Energy Project, Ser A, RB
1.900%, 06/03/09 (A)(B)	7,220	7,220
Ohio State, GO
6.650%, 09/01/09	910	923
Ohio University, Ser A, RB
4.000%, 12/01/09	850	864
University of Toledo, Municipal Securities Trust Receipts, Ser SGA 125, RB, FGIC
0.390%, 06/03/09 (B)	2,200	2,200
Green Ohio, RB
0.540%, 06/05/09 (A)(B)	1,135	1,135

		42,050

Oklahoma — 0.6%
Tulsa, Public Facilities Authority, Ser A, RB, AMBAC
5.000%, 06/01/10	5,825	6,071

Pennsylvania — 0.6%
Pennsylvania State, Turnpike Commission, Ser A, BAN, AMBAC
4.000%, 10/15/09	6,000	6,000

8	SEI Tax Exempt Trust / Quarterly Report / May 31, 2009

Schedule of Investments (Unaudited)

Tax Free Fund

May 31, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Puerto Rico — 2.6%
Austin Trust Certificates, Variable Certificates, Ser 2008-355
0.790%, 06/05/09 (A)(B)	$13,190	$13,190
Deutsche Bank Spears/Lifers Trust, Ser 344, RB, MBIA AMBAC
0.350%, 06/04/09 (B)	2,000	2,000
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser 246, RB, FSA
1.890%, 06/01/09 (B)	2,365	2,365
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser DCL 19, RB, FSA
2.420%, 06/02/09 (A)(B)	9,365	9,365

		26,920

South Carolina — 1.5%
Macon Trust, Variable Certificates, Ser 2007-303, RB
0.890%, 06/04/09 (A)(B)	2,200	2,200
South Carolina State, Educational Facilities Authority, Furman University Project, Ser B, RB
0.150%, 06/01/09 (B)	3,000	3,000
South Carolina State, Transportation Infrastructure Bank, Merlots, Ser K11, RB, AMBAC
0.360%, 06/03/09 (B)	10,285	10,285

		15,485

Tennessee — 6.0%
Franklin County, Health & Educational Facilities, University of South Sewanee Project, RB
0.700%, 06/01/09 (B)	700	700
Metropolitan Government Nashville & Davidson County, Industrial Development Board, Multi-Family Housing - Spinnaker Project, RB
0.400%, 06/04/09 (B)	1,400	1,400
Montgomery County, Public Building Authority, RB
0.120%, 06/01/09 (A)(B)	30,000	30,000
Oak Ridge Industrial Development Board, RB
1.300%, 06/01/09 (A)(B)	12,000	12,000
Sevier County, Public Building Authority, Local Government Public Improvement Project, Ser B1, RB
0.450%, 06/03/09 (A)(B)	16,570	16,570
Shelby County, Health Educational & Housing Facilities Board, RB
1.390%, 06/01/09 (A)(B)	2,100	2,100

		62,770

Texas — 1.4%
Ames Higher Education Facilities, RB
0.800%, 06/02/09 (A)(B)	3,880	3,880
Austin Certificates Trust, Ser 2007-313, RB
0.890%, 06/05/09 (B)	5,805	5,805
Bexar County, GO
5.000%, 06/15/09	245	245
Gulf Coast, Industrial Development Authority, Petrounited Project, RB
0.350%, 06/04/09 (A)(B)	1,500	1,500
Harris County, Health Facilities Development Authority, Ser 1018, RB
0.250%, 06/04/09 (B)	1,600	1,600
Houston, Water & Sewer System Revenue Authority, Variable Certificates, Ser DCL- 055, RB, FSA
1.750%, 06/07/09 (A)(B)	1,715	1,715

		14,745

9	SEI Tax Exempt Trust / Quarterly Report / May 31, 2009

Schedule of Investments (Unaudited)

Tax Free Fund

May 31, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Utah — 0.3%
Utah State, Housing, Ser A, RB
0.390%, 06/01/09 (A)(B)	$3,125	$3,125

Vermont — 0.6%
Vermont State, Educational & Health Buildings Financing Agency, Porter Hospital Project, Ser A, RB
0.440%, 06/04/09 (A)(B)	6,225	6,225

Virginia — 0.7%
BB&T Municipal Trust, Ser 1018, RB
0.340%, 06/03/09 (A)(B)	6,000	6,000
Hampton Redevelopment & Housing Authority, RB
0.350%, 06/02/09 (B)	1,100	1,100

		7,100

Washington — 7.3%
City of Tacoma Washington, RB, MBIA
0.480%, 06/07/09 (B)	5,000	5,000
Everett, Public Facilities District Authority, RB
1.370%, 06/01/09 (B)	1,800	1,800
Washington State, Economic Development Finance Authority, Pioneer Human Services Project, Ser H, RB
0.400%, 06/01/09 (A)(B)	100	100
Washington State, Health Care Facilities Authority, Grays Harbor Community Hospital Project, RB, Radian
0.570%, 06/01/09 (A)(B)	8,300	8,300
Washington State, Health Care Facilities Authority, Overlake Hospital Medical Center Project, Ser C-2, RB
1.900%, 06/01/09 (A)(B)	14,000	14,000
Washington State, Health Care Facilities Authority, RB, Radian
1.900%, 06/03/09 (A)(B)	36,500	36,500
Washington State, Health Care Facilities Authority, Swedish Health Services Project, RB
0.500%, 06/03/09 (A)(B)	6,480	6,480
Washington State, Housing Finance Commission, Panorama City Project, RB
0.350%, 06/01/09 (A)(B)	4,205	4,205
Washington State, Housing Finance Commission, Pioneer Human Services Project, Ser A, RB
0.400%, 06/01/09 (A)(B)	200	200
Washington State, Housing Finance Commission, Tacoma Art Museum Project, RB
0.170%, 06/01/09 (A)(B)	100	100

		76,685

Wisconsin — 4.0%
Holmen School District, Ser B, BAN
3.600%, 12/01/09	4,400	4,430
Menomonee Falls, Industrial Development Authority, Maysteel Project, RB
0.490%, 06/04/09 (A)(B)	1,900	1,900

10	SEI Tax Exempt Trust / Quarterly Report / May 31, 2009

Schedule of Investments (Unaudited)

Tax Free Fund

May 31, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Milwaukee, Redevelopment Authority, Montessori Society School Project, RB
0.120%, 06/01/09 (A)(B)	$1,325	$1,325
New Richmond, School District, BAN
2.750%, 11/16/09	6,725	6,728
Wisconsin State, Health & Educational Facilities Authority, Reedsburg Area Medical Center Project, RB
3.120%, 06/01/09 (A)(B)	8,600	8,600
Wisconsin State, Health & Educational Facilities Authority, Ser 2113, RB
0.540%, 06/05/09 (B)	15,000	15,000
Wisconsin State, Rural Water Authority, BAN
3.500%, 12/01/09	3,815	3,861

		41,844

Wyoming — 0.2%
Campbell County, Recreation Project, Recreational Project, RB
4.000%, 06/15/09	1,660	1,662

Multi-State — 2.2%
BB&T Municipal Trust, Ser 2044, RB, MBIA
0.300%, 06/02/09 (A)(B)	3,500	3,500
BB&T Municipal Trust, Ser 5000, RB
0.480%, 06/04/09 (A)(B)	10,226	10,225
Morgan Keegan Municipal Products, Municipal Products Trust, Ser B-1, RB
0.890%, 06/06/09 (A)(B)	170	170
RBC, Municipal Products Trust, Ser E-10, RB
0.440%, 06/01/09 (A)(B)	8,995	8,995

		22,890

Total Municipal Bonds (Cost $1,042,105) ($ Thousands)		1,042,105

Total Investments — 99.4% (Cost $1,042,105) ($ Thousands)†		$1,042,105

Percentages are based on Net Assets of $1,048,804 ($ Thousands).

(A)	Securities are held in connection with a letter of credit issued by a major bank.

(B)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on May 31, 2009. The demand and interest rate reset feature gives this security a shorter effective maturity date. The date shown is the next reset date.

(C)	Pre-Refunded Securities - The maturity date shown is the pre-refunded date.

AMBAC — American Municipal Bond Assurance Corporation

BAN — Bond Anticipation Note

COP — Certificate of Participation

FGIC — Financial Guaranty Insurance Company

FSA — Financial Security Assistance

GAN — Grant Anticipation Note

GO — General Obligation

MBIA — Municipal Bond Investors Association

Radian — Radian Asset Assurance

RB — Revenue Bond

Ser — Series

TAN — Tax Anticipation Note

XLCA — XL Capital Assurance

†	For Federal Tax purposes, the Fund’s aggregate tax cost is equal to book cost.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

11	SEI Tax Exempt Trust / Quarterly Report / May 31, 2009

Schedule of Investments (Unaudited)

Institutional Tax Free Fund

May 31, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)
MUNICIPAL BONDS — 101.1%
Alabama — 0.3%
Birmingham, Public Educational Building Authority, University of Alabama Birmingham Project, Ser A, RB
0.390%, 06/04/09 (A)(B)	$4,700	$4,700

Alaska — 0.1%
Alaska, Industrial Development & Export Authority, Providence Health Systems Project, RB
5.000%, 10/01/09	1,000	1,013

Arizona — 0.3%
Pima Arizona, COP
3.000%, 06/01/10	3,000	3,051
Pima County, Industrial Development Authority, Ser 2835, RB
0.320%, 06/01/09 (B)	1,425	1,425

		4,476

Arkansas — 0.4%
Arkansas State, Development Finance Authority, Washington Regional Medical Center Project, RB Pre-Refunded @ 100
7.375%, 02/01/10 (C)	5,000	5,211

California — 5.4%
California State, Educational Facilities Authority, Ser 487, RB
0.310%, 06/06/09 (B)	1,495	1,498
California State, Municipal Securities Trust Receipts, Ser 136, GO, XLCA
1.000%, 06/01/09 (B)	12,300	12,300
California State, Municipal Securities Trust Receipts, Ser SGA 135, GO, AMBAC
0.250%, 06/01/09 (B)	11,500	11,500
California State, Ser DCL-010, GO, FSA
2.420%, 06/05/09 (A)(B)	5,790	5,790
California Statewide Communities Development Authority, RB
0.500%, 06/01/09 (A)(B)	4,270	4,270
California Statewide Communities Development Authority, RB
0.450%, 06/03/09 (A)(B)	19,555	19,555
Contra Costa, Water District Authority, Ser 750, RB, FSA
0.330%, 06/02/09 (B)	5,630	5,630
Deutsche Bank Spears/Lifers Trust, Ser 386, GO, FGIC
0.390%, 06/04/09 (B)	1,705	1,705
Sacramento County, Sanitation District, Municipal Securities Trust Receipts, Ser A, RB, FGIC
0.310%, 06/04/09 (A)(B)	8,100	8,100
Sacramento, Municipal Utility District, RB, MBIA-RE FGIC
0.440%, 06/04/09 (B)	8,960	8,960

		79,308

Colorado — 4.3%
Adams & Arapahoe, Joint School District 28J Aurora, Merlots, Ser K05, GO, FSA
0.360%, 06/01/09 (B)	5,025	5,025
Central Platte Valley, Metropolitan District Authority, GO
3.000%, 12/01/09 (A)(B)	8,700	8,700
Colorado State, Educational & Cultural Facilities Authority, RB
0.200%, 06/01/09 (A)(B)	5,050	5,050
Denver, Urban Renewal Authority, Stapleton Project, Ser A-2, TA
0.340%, 06/02/09 (A)(B)	10,000	10,000
Erie, COP
2.450%, 06/03/09 (A)(B)	21,870	21,870

1	SEI Tax Exempt Trust / Quarterly Report / May 31, 2009

Schedule of Investments (Unaudited)

Institutional Tax Free Fund

May 31, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Highland Village, Metropolitan District, GO
0.920%, 06/02/09 (A)(B)	$800	$800
Solaris, Metropolitan District No. 1, RB
0.890%, 06/02/09 (A)(B)	5,615	5,615
Triview, Metropolitan District Authority, Ser A, GO
0.390%, 06/01/09 (A)(B)	6,740	6,740

		63,800

District of Columbia — 0.5%
District of Columbia, RB, FGIC
0.350%, 06/01/09 (A)(B)	4,000	4,000
District of Columbia, Water & Sewer Authority, Ser 3494, RB, FSA
2.410%, 06/04/09 (B)	3,395	3,395

		7,395

Florida — 4.9%
Alachua County, Health Facilities Authority, Oak Hammock University Project, Ser A, RB
0.170%, 06/01/09 (A)(B)	495	495
Broward County, Water & Sewer Utility Authority, RB
0.390%, 06/04/09 (B)	3,090	3,090
Citizens Property Insurance, Municipal Securities Trust Receipts, Cl A, Ser 46, RB, MBIA
0.340%, 06/01/09 (A)(B)	8,400	8,400
Deutsche Bank Spears/Lifers Trust, Ser 492, RB, AMBAC
0.390%, 06/07/09 (B)	2,000	2,000
Deutsche Bank Spears/Lifers Trust, Ser 553, COP, FGIC
0.290%, 06/05/09 (B)	2,920	2,920
Florida Municipal Power Agency, RB
4.000%, 10/01/09	1,455	1,467
Florida State, Board of Education, Municipal Securities Trust Receipts, Ser SGA, GO, MBIA
0.590%, 06/02/09 (B)	7,100	7,100
Florida State, Board of Education, Ser 2929, GO
0.350%, 06/01/09 (B)	4,700	4,700
Florida State, Housing Finance Agency, Country Club Project, Ser PP, RB
0.350%, 06/04/09 (B)	16,500	16,500
Florida State, Housing Finance Agency, River Oaks Apartments Project, RB
0.400%, 06/04/09 (B)	1,350	1,350
Florida State, Municipal Power Agency, All Requirements Power Supply Project, Ser A, RB, FSA
5.000%, 10/01/09	3,000	3,039
Miami-Dade County, Health Facilities Authority, RB
0.350%, 06/03/09 (A)(B)	14,000	14,000
South Broward, Hospital District, Ser 337, RB, MBIA
0.440%, 06/04/09 (B)	8,180	8,180

		73,241

Georgia — 2.4%
Clayton County, Multi- Family Housing Authority, Rivers Edge Development Project, RB
0.350%, 06/04/09 (B)	1,000	1,000
De Kalb County, Hospital Authority, De Kalb Medical Center Project, Ser B, RB
0.350%, 06/01/09 (A)(B)	3,800	3,800
Dougherty County, School District, Sales Tax, GO
5.000%, 03/01/10	5,000	5,149
Floyd County, Sales Tax, GO
5.000%, 01/01/10	1,625	1,665

2	SEI Tax Exempt Trust / Quarterly Report / May 31, 2009

Schedule of Investments (Unaudited)

Institutional Tax Free Fund

May 31, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Marietta, Multi-Family Housing Authority, Franklin Walk Apartments Project, RB
0.350%, 06/04/09 (B)	$5,140	$5,140
Marietta, Multi-Family Housing Authority, Wood Knoll Project, RB
0.440%, 06/04/09 (B)	10,205	10,205
Roswell, Multi-Family Housing Authority, Belcourt Project, Ser A, RB
0.500%, 06/03/09 (A)(B)	9,000	9,000

		35,959

Idaho — 0.6%
Ammon, Urban Renewal Agency, Tax Increment, Ser A, TA
0.590%, 06/04/09 (A)(B)	1,605	1,605
Boise City Urban Renewal Agency, Ser A, RB
2.450%, 06/01/09 (A)(B)	6,555	6,555

		8,160

Illinois — 5.2%
Central Lake County, Joint Action Water Agency, Ser B18, RB, AMBAC
0.360%, 06/03/09 (B)	1,940	1,940
Channahon Illinois, RB
0.320%, 06/05/09 (A)(B)	4,220	4,220
Chicago, Board of Education, Lease Certificates, Ser A, COP, MBIA
6.250%, 01/01/10	1,950	2,003
Chicago, Housing Authority, Ser 2933Z, RB, FSA
0.590%, 06/02/09 (B)	8,560	8,560
Deutsche Bank Spears/Lifers Trust, Ser 534, RB, AMBAC
0.390%, 06/04/09 (B)	2,280	2,280
Deutsche Bank Spears/Lifers Trust, Ser 315, GO, FGIC
0.460%, 06/06/09 (B)	1,155	1,155
Deutsche Bank Spears/Lifers Trust, Ser 475, GO, FSA
0.390%, 06/04/09 (B)	5,410	5,410
Deutsche Bank Spears/Lifers Trust, Ser 555, GO, FSA
0.390%, 06/01/09 (B)	1,615	1,615
Deutsche Bank Spears/Lifers Trust, Ser 653, GO, MBIA
0.290%, 06/01/09 (B)	9,051	9,051
Downers Grove, Ser A, GO
4.500%, 01/01/10	2,835	2,895
Du Page County, Benedictine University Project, RB
0.320%, 06/01/09 (A)(B)	1,300	1,300
Illinois State, Finance Authority, American Academy Project, RB
0.350%, 06/11/09 (A)(B)	1,300	1,300
Illinois State, Finance Authority, Chicagoland Laborers Project, Ser 2, RB
2.530%, 06/02/09 (A)(B)	4,000	4,000
Illinois State, Finance Authority, Decatur Mental Health Center Project, AMT, RB
0.540%, 06/04/09 (A)(B)	1,815	1,815
Illinois State, Finance Authority, Sacred Heart School Project, RB
2.530%, 06/05/09 (A)(B)	4,100	4,100
Illinois State, Health Facilities Authority, Glenkirk Project, RB
0.490%, 06/04/09 (A)(B)	2,005	2,005
Illinois State, International Port District, RB
2.400%, 06/05/09 (A)(B)	4,000	4,000
Illinois State, Municipal Securities Trust Receipts, Ser 103, GO
0.250%, 06/01/09 (B)	1,475	1,475
JPMorgan Chase Putters, Ser 3258, GO, FGIC
0.990%, 06/01/09 (B)	16,300	16,463
Oakbrook Terrace, Industrial Development Authority, Oakbrook Terrace Atrium Project, RB
0.750%, 06/01/09 (A)(B)	2,000	2,000

		77,587

3	SEI Tax Exempt Trust / Quarterly Report / May 31, 2009

Schedule of Investments (Unaudited)

Institutional Tax Free Fund

May 31, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Indiana — 8.1%
Center Grove, High School Building Authority, First Mortage, RB
5.000%, 01/10/10	$1,000	$1,025
Columbus Indiana, RB
3.050%, 06/03/09 (A)(B)	1,465	1,465
Crawfordsville, Multi-Family Housing Authority, Autumn Woods Phase II Project, Ser B, RB
0.430%, 06/04/09 (A)(B)	955	955
Dexia Credit, Local Certificates Trust, RB
1.750%, 06/02/09 (B)	20,000	20,000
East Porter County, School Building Authority, Spears, Ser DB-145, RB, MBIA
0.390%, 06/04/09 (B)	5,755	5,755
Eclipse Funding Trust, Solar Eclipse IPS Multi-School Building Project, Ser 2007-0026, RB, MBIA
0.270%, 06/04/09 (A)(B)	2,000	2,000
Elkhart County, Industrial Development Authority, Hubbard Hill Estates Project, RB
3.050%, 06/05/09 (A)(B)	1,650	1,650
Fort Wayne, Industrial Economic Development Authority, St. Francis University Project, RB
0.350%, 06/02/09 (A)(B)	1,800	1,800
Indiana Health Facility Financing Authority, RB
2.050%, 06/01/09 (A)(B)	5,345	5,345
Indiana State Finance Authority, RB
1.900%, 06/04/09 (A)(B)	4,205	4,205
Indiana State, Board Bank Revenue Authority, Ser 2225, RB, FSA
0.370%, 06/04/09 (B)	3,765	3,765
Indiana State, Development Finance Authority, Lutheran Project, RB
0.340%, 06/04/09 (A)(B)	3,935	3,935
Indiana State, Educational Facilities Authority, Franklin College Project, RB
0.330%, 06/01/09 (A)(B)	100	100
Indiana State, Educational Facilities Authority, University of Indianapolis Project, RB
3.250%, 06/04/09 (A)(B)	6,740	6,740
Indiana State, Finance Authority, Ascension Health Project, Ser E-5, RB
3.500%, 10/01/09 (B)	4,000	4,031
Indiana State, Finance Authority, University of Indianapolis Project, RB
3.250%, 06/01/09 (A)(B)	10,000	10,000
Indiana State, Finance Authority, YMCA Portage Township Project, RB
3.050%, 06/01/09 (A)(B)	3,800	3,800
Indiana State, Health & Educational Facilities Financing Authority, Howard Regional Health Systems Project, Ser B, RB
0.170%, 06/01/09 (A)(B)	9,230	9,230

4	SEI Tax Exempt Trust / Quarterly Report / May 31, 2009

Schedule of Investments (Unaudited)

Institutional Tax Free Fund

May 31, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Indiana State, Health & Educational Facilities Financing Authority, Schneck Memorial Hospital Project, Ser B, RB
3.120%, 06/01/09 (A)(B)	$19,545	$19,545
Indiana State, Health Facilities Financing Authority, Margaret Mary Community Hospital Project, Ser A, RB
3.120%, 06/01/09 (A)(B)	1,105	1,105
Indiana State, Health Facility Financing Authority, Henry County Memorial Hospital Project, RB
3.250%, 06/01/09 (A)(B)	5,155	5,155
Indianapolis, Industrial Development Authority, Joint & Clutch Service Project, RB
1.480%, 06/04/09	1,000	1,000
South Bend, Economic Development Authority, Stanley Clark School Project, RB
3.050%, 06/05/09 (A)(B)	4,000	4,000
Zionsville Community Schools Building, RB
2.000%, 06/02/09 (A)(B)	3,335	3,335

		119,941

Iowa — 2.9%
Cerro Gordo County, Private Schools Facility, Newman Catholic Schools Systems Project, RB
0.570%, 06/01/09 (A)(B)	5,750	5,750
Iowa Finance Authority, RB
0.800%, 06/02/09 (A)(B)	3,800	3,800
Iowa Higher Education Loan Authority, Ser F, RB
2.150%, 05/20/10 (A)	5,500	5,552
Iowa State, Health Facilities Authority, RB
0.290%, 06/03/09 (B)	9,835	9,835
Iowa State, Higher Education Loan Authority, Private College Facilities, St. Ambrose, RB
0.170%, 06/01/09 (A)(B)	13,645	13,645
Mason City, Industrial Development Authority, Supervalu Project, RB
0.450%, 06/03/09 (A)(B)	4,625	4,625

		43,207

Kansas — 1.1%
Kansas State, Development Finance Authority, Multi-Family Housing - Woodridge Project, RB
0.350%, 06/04/09 (B)	3,700	3,700
Mission, Multi-Family Housing Revenue Authority, Silverwood Apartment Project, RB
0.400%, 06/03/09 (B)	11,000	11,000
University of Kansas, Hospital Authority, Health Systems Project, RB
0.120%, 06/01/09 (A)(B)	2,000	2,000

		16,700

Kentucky — 1.4%
Daviess County, Wendell Fosters Campus Project, RB
0.390%, 06/03/09 (A)(B)	3,120	3,120
Jefferson County, University of Louisville Project, Ser A, RB
0.390%, 06/04/09 (A)(B)	9,355	9,355
Kentucky Economic Development Finance Authority, RB
3.050%, 06/05/09 (A)(B)	3,000	3,000
Lexington-Fayette Urban County, Roman Catholic Diocese Project, RB
3.050%, 06/05/09 (A)(B)	2,125	2,125
Lexington-Fayette Urban County, Transylvania University Project, RB
3.050%, 06/05/09 (A)(B)	2,650	2,650

		20,250

5	SEI Tax Exempt Trust / Quarterly Report / May 31, 2009

Schedule of Investments (Unaudited)

Institutional Tax Free Fund

May 31, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Louisiana — 1.1%
Louisiana State, Public Facilities Authority, River View Project, RB
0.350%, 06/04/09 (B)	$12,200	$12,200
Louisiana State, Public Facilities Authority, St. Martins Episcopal School Project, RB
1.500%, 06/04/09 (A)(B)	1,505	1,505
Louisiana State, Tammany Parishwide School District No. 12, GO
5.000%, 03/01/10	3,000	3,096

		16,801

Maine — 0.3%
Portland, Industrial Development Authority, W.W. Grainger Project, RB
0.800%, 06/03/09	1,315	1,315
South Berwick, Berwick Academy Project, RB
1.390%, 06/04/09 (A)(B)	3,490	3,490

		4,805

Maryland — 0.3%
Maryland Health & Higher Educational Facilities Authority, RB
0.800%, 06/02/09 (A)(B)	4,275	4,275

Massachusetts — 5.9%
Deutsche Bank Spears/Lifers Trust, Ser 528, RB, XLCA
0.280%, 06/04/09 (B)	4,000	4,000
Haverhill, BAN
3.000%, 12/11/09	3,000	3,008
Massachusetts Bay, Transportation Authority, Ser DC-8025, RB
2.000%, 06/02/09 (B)	6,675	6,675
Massachusetts Bay, Transportation Authority, General Transportation Systems Project, RB
1.000%, 06/03/09 (B)	1,500	1,500
Massachusetts State, Development Finance Agency, RB
0.390%, 06/02/09 (B)	4,000	4,000
Massachusetts State, Development Finance Agency, RB
1.020%, 06/05/09 (A)(B)	2,000	2,000
Massachusetts State, Development Finance Agency, Ser U-6C, RB
0.150%, 06/01/09 (A)(B)	2,500	2,500
Massachusetts State, Health & Educational Facilities Authority, RB
0.100%, 06/01/09 (B)	2,900	2,900
Massachusetts State, Development Finance Agency, Assumption College Project, Ser A, RB
0.340%, 06/03/09 (A)(B)	7,960	7,960
Massachusetts State, Development Finance Agency, Briarwood Retirement Project, Ser A, RB
0.420%, 06/04/09 (A)(B)	4,900	4,900
Massachusetts State, Development Finance Agency, ISO New England Project, RB
1.900%, 06/05/09 (A)(B)	5,500	5,500
Massachusetts State, Development Finance Agency, North Shore Multi-Mode YMCA Project, RB
1.900%, 06/04/09 (A)(B)	2,300	2,300
Massachusetts State, Development Finance Agency, South Area Solomon Day School Project, RB
0.640%, 06/01/09 (A)(B)	4,000	4,000

6	SEI Tax Exempt Trust / Quarterly Report / May 31, 2009

Schedule of Investments (Unaudited)

Institutional Tax Free Fund

May 31, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Massachusetts State, Health & Educational Facilities Authority, Falmouth Assisted Living Project, Ser A, RB
0.340%, 06/05/09 (A)(B)	$5,400	$5,400
Massachusetts State, Health & Educational Facilities Authority, RB
0.380%, 06/05/09 (B)	6,750	6,750
Massachusetts State, Housing Finance Agency, Ser F, RB, FSA
1.250%, 06/03/09 (B)	7,000	7,000
Massachusetts State, Water Resources Authority, Ser DCL 4, RB, FSA
2.420%, 06/05/09 (A)(B)	16,695	16,695

		87,088

Michigan — 1.6%
City of Detroit Michigan, RB, FSA
0.990%, 06/02/09 (B)	3,035	3,035
Michigan State, Higher Education Facilities Authority, Adrian College Project, RB
0.370%, 06/04/09 (A)(B)	7,270	7,270
Michigan State, Higher Education Facilities Authority, Davenport University Project, RB
2.050%, 06/04/09 (B)	1,223	1,223
Michigan State, Hospital Finance Authority, Ascension Health Credit Project, Ser A, RB, MBIA Pre-Refunded @ 101
6.250%, 11/15/09 (C)	5,000	5,139
Michigan State, Strategic Fund, Hope Network Project, RB
3.050%, 06/05/09 (A)(B)	230	230
Michigan State, Strategic Fund, Pilgrim Manor Project, RB
0.850%, 06/04/09 (A)(B)	2,500	2,500
Michigan State, Strategic Fund, Upjohn Institute Project, RB
3.050%, 06/01/09 (A)(B)	2,000	2,000
Oakland County, Economic Development Authority, Corners Shopping Center, RB
4.250%, 08/01/09 (A)(B)	2,270	2,270

		23,667

Minnesota — 2.4%
Blaine, Industrial Development Authority, Supervalue Project, RB
0.450%, 06/02/09 (A)(B)	2,000	2,000
Bloomington, Commercial Development Authority, ATS II Project, RB
0.330%, 06/04/09 (A)(B)	960	960
Bloomington, Housing Revenue Authority, Presbyterian Homes Project, RB
0.330%, 06/02/09 (B)	3,000	3,000
Brooklyn Center, Commercial Development Authority, Brookdale Office Park Partnership, RB
0.380%, 06/04/09 (A)(B)	1,755	1,755
Brooklyn Center, Development Authority, Brookdale Office Park Project, RB
0.120%, 06/01/09 (A)(B)	3,200	3,200
City of Mendota Heights Minnesota, RB
0.750%, 06/03/09 (A)(B)	490	490
Farmington, Independent School District No. 192, GO, FSA
0.990%, 08/01/09 (B)	11,690	11,690
Lauderdale, Children’s Home Society Project, RB
0.120%, 06/01/09 (A)(B)	335	335

7	SEI Tax Exempt Trust / Quarterly Report / May 31, 2009

Schedule of Investments (Unaudited)

Institutional Tax Free Fund

May 31, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Minneapolis & St. Paul, Housing & Redevelopment Authority, Public Radio Project, RB
0.600%, 06/01/09 (A)(B)	$200	$200
Minneapolis, Revenue Authority, People Serving People Project, Ser A, RB
0.120%, 06/01/09 (A)(B)	930	930
Roseville, Healthcare Facilities Authority, Presbyterian Homes Project, RB
0.120%, 06/01/09 (A)(B)	1,680	1,680
Scott County, GAN
3.750%, 12/01/09	5,800	5,874
Stillwater, Industrial Development Authority, Supervalu Incorporated Project, RB
0.450%, 06/03/09 (A)(B)	3,210	3,210

		35,324

Mississippi — 0.5%
Mississippi Development Bank Special Obligation, RB
0.290%, 06/01/09 (A)(B)	5,000	5,000
Prentiss County, Industrial Development Authority, Eastern Heidelberg Project, Ser A, RB
1.450%, 06/01/09 (A)(B)	2,500	2,500

		7,500

Missouri — 2.3%
Chesterfield, Industrial Development Authority, Gateway Academy Project, RB
0.170%, 06/01/09 (A)(B)	400	400
Missouri State, Health & Educational Facilities Authority, Children’s Mercy Hospital Project, Ser B, RB
0.350%, 06/02/09 (A)(B)	295	295
Missouri State, Health & Educational Facilities Authority, Christian Brothers Project, Ser A, RB
0.330%, 06/01/09 (A)(B)	700	700
Missouri State, Health & Educational Facilities Authority, De Smet Jesuit High School Project, RB
0.120%, 06/01/09 (A)(B)	200	200
Missouri State, Health & Educational Facilities Authority, Drury University Project, RB
0.170%, 06/01/09 (A)(B)	3,000	3,000
Missouri State, Health & Educational Facilities Authority, Kansas City Art Institute, RB
0.170%, 06/01/09 (A)(B)	3,200	3,200
Missouri State, Health & Educational Facilities Authority, RB
0.120%, 06/01/09 (A)(B)	2,500	2,500
Missouri State, Health & Educational Facilities Authority, Rockhurst University Project, RB
0.170%, 06/01/09 (A)(B)	1,520	1,520
Missouri State, Health & Educational Facilities Authority, St. Francis Medical Center, Ser A, RB
0.170%, 06/01/09 (A)(B)	2,285	2,285
Missouri State, Health & Educational Facilities Authority, St. Joseph-St. Pius Project, Ser A, RB
0.830%, 06/04/09 (A)(B)	2,680	2,680
Missouri State, Health & Educational Facilities Authority, St. Louis University Project, RB
0.170%, 06/01/09 (B)	1,185	1,185
St. Louis County, Industrial Development Authority, Schnuck Markets Kirkwood Project, RB
0.450%, 06/04/09 (A)(B)	1,300	1,300
St. Louis, Airport Revenue Authority, Ser DCL 17, RB, FSA
2.420%, 06/02/09 (A)(B)	15,135	15,135

		34,400

8	SEI Tax Exempt Trust / Quarterly Report / May 31, 2009

Schedule of Investments (Unaudited)

Institutional Tax Free Fund

May 31, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Nebraska — 0.4%
Lancaster County, Hospital Authority, Ser A, RB
0.450%, 06/01/09 (A)(B)	$3,500	$3,500
Norfolk, Industrial Development Revenue Authority, Supervalu Project, RB
0.450%, 06/02/09 (A)(B)	2,500	2,500

		6,000

New Hampshire — 2.3%
Merrimack County, TAN
3.250%, 12/30/09	8,420	8,432
New Hampshire State, Health & Education Authority, Cl RB, Radian
0.170%, 06/01/09 (A)(B)	9,505	9,505
New Hampshire State, Health & Education Facilities Authority, RB
1.400%, 06/01/09 (A)(B)	1,660	1,660
New Hampshire State, Business Finance Authority, Taylor Home Project, Ser A, RB
0.440%, 06/04/09 (A)(B)	5,420	5,420
New Hampshire State, Business Finance Authority, Taylor Home Project, Ser B, RB
0.420%, 06/04/09 (A)(B)	8,800	8,800

		33,817

New Jersey — 1.2%
City of Newark New Jersey, Ser G
3.250%, 04/14/10	4,380	4,421
Deutsche Bank Spears/Lifers Trust, Ser 511, RB, MBIA
0.280%, 06/02/09 (B)	9,770	9,770
New Jersey State, Transportation Trust Fund Authority, Floaters, Ser DCL 012, RB, FSA
2.420%, 06/0709 (A)(B)	4,000	4,000

		18,191

New Mexico — 0.2%
Albuquerque, Metropolitan Redevelopment Authority, Springer Square Project, RB
0.800%, 06/04/09 (A)(B)	3,000	3,000

New York — 6.3%
Hudson Yards, Ser A, RB, FGIC
0.630%, 06/05/09 (B)	15,815	15,815
Long Island Power Authority, Sub-Ser 2, RB
0.200%, 06/01/09 (A)(B)	6,500	6,500
New York City, Sub-Ser A-4, GO
0.200%, 06/01/09 (A)(B)	400	400
New York City, Transitional Finance Authority, Sub-Ser, RB
0.950%, 06/03/09 (B)	15,000	15,000
New York City, Convention Center Development Authority, Ser 2364, RB, AMBAC
0.330%, 06/04/09 (B)	7,770	7,770
New York City, Housing Development Authority, Ser 2899, RB
0.350%, 06/04/09 (B)	18,385	18,385
New York State, Dormitory Authority, RB
0.380%, 06/04/09 (B)	3,750	3,750

9	SEI Tax Exempt Trust / Quarterly Report / May 31, 2009

Schedule of Investments (Unaudited)

Institutional Tax Free Fund

May 31, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)
New York State, Dormitory Authority, RB
0.380%, 06/04/09 (B)	$5,235	$5,235
New York State, Thruway Authority, Ser 2800, RB
0.350%, 06/03/09 (B)	14,865	14,865
Otsego County, Industrial Development Agency, Ser A, RB
2.100%, 06/04/09 (A)(B)	5,175	5,175

		92,895

North Carolina — 0.2%
North Carolina State, Medical Care Commission, United Methodist Homes Project, RB Pre-Refunded @ 101
7.000%, 10/01/09 (C)	2,450	2,522

Ohio — 4.7%
Brunswick, Ohio
2.750%, 10/01/09	2,030	2,032
Cuyahoga County, Ratner School Project, RB
3.300%, 06/04/09 (A)(B)	3,290	3,290
Cuyahoga County, Cleveland Clinic Project, Sub-Ser B1, RB
0.120%, 06/01/09 (B)	100	100
Cuyahoga County, Economic Development Authority, Cleveland Hearing & Speech Project, RB
1.590%, 06/02/09 (A)(B)	3,300	3,300
Cuyahoga County, Economic Development Authority, Gilmore Academy Project, RB
3.050%, 06/05/09 (A)(B)	3,450	3,450
Deutsche Bank Spears/Lifers Trust, Ser 570, RB, FSA
0.390%, 06/02/09 (B)	5,205	5,205
East Liverpool, Hospital Revenue Authority, Liverpool City Hospital Project, RB
3.500%, 06/01/09 (A)(B)	5,000	5,000
Geauga County, Montefiore Housing Project, RB
3.050%, 06/04/09 (A)(B)	5,760	5,760
Marysville, Colemans Crossing Road Project, RB
2.750%, 09/10/09 (A)	3,000	3,004
Mason, Economic Development Revenue Authority, Cedar Village Project, RB
2.050%, 06/05/09 (A)(B)	7,845	7,845
Montgomery County, Transportation Improvement District, Transportation Improvement Notes, Ser A, RB
2.875%, 11/04/09	6,000	6,000
Ohio State, Air Quality Development Authority, First Energy Project, Ser A, RB
1.900%, 06/03/09 (A)(B)	2,000	2,000
Ohio State, American Municipal Power Authority, Cleveland Public Power Project, BAN
2.250%, 08/14/09	1,995	1,996
Ohio State, American Municipal Power Authority, Montpelier Project, BAN
2.750%, 07/03/09	1,450	1,450
Ohio State, American Municipal Power Authority, Newton Falls Project, BAN
2.500%, 06/30/09	3,200	3,200
Ohio State, Department of Administrative Services, Administrative Knowledge Systems Project, Ser A, COP, MBIA
4.250%, 09/01/09	1,845	1,860
Ohio State, Higher Educational Facility Commission, Kenyon College Project, RB
0.170%, 06/01/09 (B)	3,150	3,150

10	SEI Tax Exempt Trust / Quarterly Report / May 31, 2009

Schedule of Investments (Unaudited)

Institutional Tax Free Fund

May 31, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Ohio State, Higher Educational Facility Commission, Pooled Funding, RB
3.500%, 06/04/09 (A)(B)	$2,780	$2,780
Ohio State, Higher Educational Facility Commission, Ser A, RB
3.500%, 06/01/09 (A)(B)	900	900
Stark County, Industrial Revenue Authority, H-P Products Project, RB
2.400%, 06/02/09 (A)(B)	3,560	3,560
Toledo-Lucas County, Port Authority, Toledo Museum of Art Project, RB
3.100%, 06/04/09 (A)(B)	3,830	3,830

		69,712

Oklahoma — 0.9%
Hulbert, Economic Development Authority, Variable Certificates, Ser 301, RB
0.890%, 06/04/09 (B)	6,995	6,995
Tulsa, Industrial Authority, Justin Industries Project, RB
0.550%, 06/03/09 (A)(B)	6,000	6,000

		12,995

Oregon — 0.6%
Multnomah County, Higher Education Authority, Concordia University Portland Project, RB
0.570%, 06/01/09 (A)(B)	3,660	3,660
Oregon State, Facilities Authority, Peacehealth Project, Ser C, RB
0.200%, 06/04/09 (A)(B)	5,000	5,000

		8,660

Pennsylvania — 2.6%
Allegheny County, Industrial Development Authority, Sacred Heart High School Project, RB
0.370%, 06/04/09 (A)(B)	1,200	1,200
Allegheny County, Redevelopment Authority, Brentwood Town Square Project, Ser A, TA
0.490%, 06/02/09 (A)(B)	2,260	2,260
Lawrence County, Industrial Development Authority, Villa Maria Project, RB
1.100%, 06/04/09 (A)(B)	3,275	3,275
Lehigh County, Lehigh Valley Health Network Project, Ser C, RB
0.120%, 06/01/09 (A)(B)	2,300	2,300
Pennsylvania State, Higher Educational Facilities Authority, Association of Independent Colleges Project, Ser I-5, RB
0.340%, 06/04/09 (A)(B)	3,800	3,800
Pennsylvania State, Higher Educational Facilities Authority, RB
0.390%, 06/04/09 (B)	7,500	7,500
Pennsylvania State, Turnpike Commission, Ser A, BAN, AMBAC
4.000%, 10/15/09	5,800	5,800
RBC Municipal Products Trust, Ser E-11, RB
0.440%, 06/05/09 (A)(B)	10,000	10,000
West Cornwall Township, Municipal Authority, Senior Living Facility - Lebanon Valley, RB
0.320%, 06/04/09 (A)(B)	2,075	2,075

		38,210

11	SEI Tax Exempt Trust / Quarterly Report / May 31, 2009

Schedule of Investments (Unaudited)

Institutional Tax Free Fund

May 31, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Puerto Rico — 1.2%
Austin Trust Certificates, Variable Certificates, Ser 2008-355
0.790%, 06/05/09 (A)(B)	$10,000	$10,000
Puerto Rico Commonwealth, Electric Power Authority, Ser DCL 13, RB, FSA
2.420%, 06/04/09 (A)(B)	2,000	2,000
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser DCL 7, RB, FSA
2.420%, 06/02/09 (A)(B)	4,610	4,610
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser DCL 8, RB, FSA
2.420%, 06/04/09 (A)(B)	1,415	1,415

		18,025

South Carolina — 1.5%
Jasper County, Office Building Project, BAN
2.350%, 07/01/09	3,400	3,400
Macon Trust, Various States, Ser 2007-344, RB
0.890%, 06/04/09 (A)(B)	8,000	8,000
Macon Trust, Variable Certificates, Ser 2007-303, RB
0.890%, 06/04/09 (A)(B)	5,585	5,585
South Carolina State, Public Service Authority, Ser 1203, RB, AMBAC
0.590%, 06/07/09 (B)	4,800	4,800

		21,785

South Dakota — 0.3%
Watertown, Industrial Development Revenue Authority, Supervalu Project, RB
0.450%, 06/03/09 (A)(B)	3,900	3,900

Tennessee — 1.3%
Clarksville, Public Building Authority, RB
0.120%, 06/01/09 (A)(B)	590	590
Hendersonville, Industrial Development Board, Ser A, TA
3.050%, 06/02/09 (A)(B)	250	250
Metropolitan Government Nashville & Davidson County, Health & Educational Facilities Board, RB
3.050%, 06/05/09 (A)(B)	5,400	5,400
Oak Ridge, Industrial Development Board, RB
1.300%, 06/01/09 (A)(B)	10,600	10,600
Shelby County, Health/Educational & Housing Facilities Board, St. Peter Villa Project, RB
1.140%, 06/04/09 (A)(B)	2,110	2,110

		18,950

Texas — 6.1%
Austin, Mutli-Family Housing Finance Authority, RB
0.360%, 06/07/09 (B)	9,145	9,145
City of Houston Texas, GO
0.440%, 06/06/09 (B)	4,600	4,600
Deutsche Bank Spears/Lifers Trust, Ser 514, GO
0.290%, 06/07/09 (B)	7,480	7,480
Deutsche Bank Spears/Lifers Trust, Ser 533, RB, AMBAC
0.390%, 06/07/09 (B)	1,900	1,900
Deutsche Bank Spears/Lifers Trust, Ser 292, RB
0.370%, 06/04/09 (B)	14,450	14,450
Deutsche Bank Spears/Lifers Trust, Ser 548, RB, FGIC
0.290%, 06/04/09 (B)	3,950	3,950

12	SEI Tax Exempt Trust / Quarterly Report / May 31, 2009

Schedule of Investments (Unaudited)

Institutional Tax Free Fund

May 31, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Eclipse Funding Trust, Solar Eclipse-El Paso Project, Ser 2006-0071, GO, MBIA
0.290%, 06/04/09 (A)(B)	$3,900	$3,900
Harris County, Health Facilities Development Authority, Ser 1018, RB
0.250%, 06/04/09 (B)	4,510	4,510
Harris County, Hospital District, RB, MBIA
0.490%, 06/04/09 (B)	4,075	4,075
Houston, Water & Sewer System Revenue Authority, Variable Certificates, Ser DCL-055, RB, FSA
1.750%, 06/07/09 (A)(B)	5,600	5,600
Judson Independent School District, GO
0.490%, 06/05/09 (B)	2,905	2,905
North Texas, Tollway Authority, RB
0.490%, 06/02/09 (B)	5,000	5,000
Panhandle, Regional Housing Finance Agency, Jason Avenue Residential Apartments Project, RB
0.350%, 06/02/09 (A)(B)	7,500	7,500
Tarrant County, Cultural Education Facilities Finance, Ser 1761, RB
0.370%, 06/03/09 (B)	4,700	4,700
Tyler, Waterworks & Sewer Revenue Authority, Municipal Securities Trust Receipts, Ser SGA 112, RB, FGIC
0.250%, 06/01/09 (B)	10,000	10,000

		89,715

Utah — 0.5%
Riverton, Hospital Authority, Ser 1762, RB
0.320%, 06/04/09 (B)	8,000	8,000

Vermont — 1.2%
Vermont State, Educational & Health Buildings Financing Agency, Copley Hospital Project, Ser A, RB
0.420%, 06/04/09 (A)(B)	3,865	3,865
Vermont State, Educational & Health Buildings Financing Agency, Porter Hospital Project, Ser A, RB
0.440%, 06/04/09 (A)(B)	4,825	4,825
Vermont State, Educational & Health Buildings Financing Agency, Springfield Project, Ser A, RB
0.440%, 06/04/09 (A)(B)	8,030	8,030
Vermont State, Housing Finance Agency, Ser 1-B, RB
2.400%, 06/04/09 (A)(B)	1,740	1,740

		18,460

Washington — 7.3%
City of Tacoma Washington, RB, MBIA
0.480%, 06/07/09 (B)	13,560	13,560
Goat Hill Properties, Ser 2701, RB, MBIA
0.590%, 06/07/09 (B)	6,495	6,495
King County, School District No. 414 Lake Washington, GO
4.000%, 12/01/09	1,600	1,618
Pierce County, School District No. 10, Ser 1803, GO, FGIC
0.590%, 06/05/09 (B)	33,035	33,035
Pierce County, School District No. 403 Bethel, GO
5.000%, 12/01/09	2,810	2,870
Seattle, Municipal Light & Power Revenue Authority, Ser SGA 96, RB, MBIA
0.250%, 06/01/09 (B)	200	200

13	SEI Tax Exempt Trust / Quarterly Report / May 31, 2009

Schedule of Investments (Unaudited)

Institutional Tax Free Fund

May 31, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Washington State, Health Care Facilities Authority, Grays Harbor Community Hospital Project, RB, Radian
0.570%, 06/01/09 (A)(B)	$10,000	$10,000
Washington State, Health Care Facilities Authority, Overlake Hospital Medical Center Project, Ser C-2, RB
1.900%, 06/01/09 (A)(B)	2,500	2,500
Washington State, Health Care Facilities Authority, RB
0.390%, 06/04/09 (B)	7,310	7,310
Washington State, Housing Finance Commission, Annie Wright School Project, RB
0.170%, 06/01/09 (A)(B)	285	285
Washington State, Housing Finance Commission, Christa Project, Ser B, RB
0.380%, 06/04/09 (A)(B)	985	985
Washington State, Housing Finance Commission, Eastside Catholic School Project, Ser A, RB
0.890%, 06/04/09 (A)(B)	5,500	5,500
Washington State, Housing Finance Commission, Panorama City Project, RB
0.350%, 06/01/09 (A)(B)	12,695	12,695
Washington State, Housing Finance Commission, Pioneer Human Services Program, RB
0.300%, 06/04/09 (A)(B)	105	105
Washington State, Housing Finance Commission, Ser A, RB
1.270%, 06/05/09 (A)(B)	9,460	9,460
Washington State, Housing Finance Commission, Tacoma Art Museum Project, RB
0.170%, 06/01/09 (A)(B)	400	400
Washington State, State Liquor Control Board Project, Ser I, COP, AMBAC
4.750%, 01/01/10	1,590	1,625

		108,643

West Virginia — 1.9%
Charleston, Building Commission Parking Facilities Authority, Charleston Town Center Parking Project, Ser A, RB
0.510%, 06/04/09 (A)(B)	7,300	7,300
Monongalia County, Building Commission, Ser A, RB
0.390%, 06/01/09 (A)(B)	12,200	12,200
Parkersburg, Industrial Development Authority, B-H Associates Project, RB
0.680%, 06/04/09 (A)(B)	3,500	3,500
Putnam County, Industrial Development Authority, FMC Corporation Project, RB
0.400%, 06/01/09 (A)(B)	5,300	5,300

		28,300

Wisconsin — 5.5%
Holmen School District, Ser B, BAN
3.600%, 12/01/09	5,000	5,034
Little Chute, Community Development Authority, Resource One International LLC Project, RB
0.700%, 06/05/09 (A)(B)	5,360	5,360

14	SEI Tax Exempt Trust / Quarterly Report / May 31, 2009

Schedule of Investments (Unaudited)

Institutional Tax Free Fund

May 31, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Menomonee Falls, Industrial Development Authority, Maysteel Project, RB
0.490%, 06/04/09 (A)(B)	$3,000	$3,000
New Richmond, School District, BAN
2.750%, 11/16/09	6,700	6,703
Wisconsin State, Health & Educational Facilities Authority, Edgewood College Project, RB
0.120%, 06/01/09 (A)(B)	2,000	2,000
Wisconsin State, Health & Educational Facilities Authority, Lutheran College Project, RB
0.170%, 06/01/09 (A)(B)	300	300
Wisconsin State, Health & Educational Facilities Authority, Madison Family Medicine Project, RB
0.850%, 06/04/09 (A)(B)	4,040	4,040
Wisconsin State, Health & Educational Facilities Authority, Reedsburg Area Medical Center Project, RB
3.120%, 06/01/09 (A)(B)	6,400	6,400
Wisconsin State, Health & Educational Facilities Authority, Ser 2113, RB
0.540%, 06/05/09 (B)	41,060	41,060
Wisconsin State, Housing & Economic Development Authority, Ser B, RB
0.550%, 06/04/09 (B)	7,355	7,355

		81,252

Multi-State — 2.6%
BB&T Municipal Trust, Ser 1010, RB
0.340%, 06/02/09 (A)(B)	300	300
BB&T Municipal Trust, Ser 1013, COP
0.340%, 06/04/09 (A)(B)	100	100
BB&T Municipal Trust, Ser 1024, RB
0.340%, 06/04/09 (A)(B)	5,400	5,400
BB&T Municipal Trust, Ser 1025, RB
0.340%, 06/01/09 (A)(B)	11,795	11,795
BB&T Municipal Trust, Ser 1037
0.420%, 06/04/09 (A)(B)	6,000	6,000
BB&T Municipal Trust, Ser 2031, RB, FSA
0.240%, 06/04/09 (B)	1,700	1,700
BB&T Municipal Trust, Ser 5000, RB
0.480%, 06/04/09 (A)(B)	13,474	13,474
Morgan Keegan, Municipal Products Trust, Ser B-1, RB
0.890%, 06/06/09 (A)(B)	105	105

		38,874

Total Municipal Bonds (Cost $1,496,714) ($ Thousands)		1,496,714

Total Investments — 101.1% (Cost $1,496,714) ($ Thousands)†		$1,496,714

Percentages are based on Net Assets of $1,480,848 ($ Thousands).

(A)	Securities are held in connection with a letter of credit issued by a major bank.

(B)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on May 31, 2009. The demand and interest rate reset feature gives this security a shorter effective maturity date. The date shown is the next reset date.

(C)	Pre-Refunded Securitie - The maturity date shown is the pre-refunded date.

15	SEI Tax Exempt Trust / Quarterly Report / May 31, 2009

Schedule of Investments (Unaudited)

Institutional Tax Free Fund

May 31, 2009

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

BAN — Bond Anticipation Note

COP — Certificate of Participation

FGIC — Financial Guaranty Insurance Company

FSA — Financial Security Assistance

GAN — Grant Anticipation Note

GO — General Obligation

LLC — Limited Liability Company

MBIA — Municipal Bond Investors Association

MBIA-RE FGIC — Municipal Bond Investors Association reinsurance of Financial Guaranty Insurance Company

Radian — Radian Asset Assurance

RB — Revenue Bond

Ser — Series

TA — Tax Allocation

TAN — Tax Anticipation Note

XLCA — XL Capital Assurance

†	For Federal Tax purposes, the Fund’s aggregate tax cost is equal to book cost.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

See end of Form N-Q filing for FAS 157 disclosure.

16	SEI Tax Exempt Trust / Quarterly Report / May 31, 2009

Schedule of Investments (Unaudited)

Massachusetts Tax Free Money Market Fund

May 31, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)
MUNICIPAL BONDS — 100.0%
Massachusetts — 86.1%
Berkshire, Regional Transit Authority, RAN
3.500%, 09/11/09	$2,000	$2,008
Commonwealth of Massachusetts, GO
0.340%, 06/05/09 (A)(B)	2,100	2,100
Deutsche Bank Spears/Lifers Trust, Ser 528, RB, XLCA
0.280%, 06/04/09 (B)	3,000	3,000
Haverhill, BAN
3.000%, 12/11/09	4,000	4,010
Massachusetts Bay, Transportation Authority, General Transportation Systems Project, RB
1.000%, 06/03/09 (B)	2,500	2,500
Massachusetts Bay, Transportation Authority, Municipal Securities Trust Receipts, Ser SGA 123, RB
0.390%, 06/03/09 (B)	100	100
Massachusetts Development Finance Agency, RB
0.350%, 06/04/09 (A)(B)	550	550
Massachusetts Development Finance Agency, RB
0.390%, 06/01/09 (B)	3,600	3,600
Massachusetts Development Finance Agency, RB
1.020%, 06/04/09 (A)(B)	5,000	5,000
Massachusetts Development Finance Agency, Ser U-6D, RB
0.150%, 06/01/09 (A)(B)	800	800
Massachusetts State, Central Artery Project, Ser B, GO
0.100%, 06/01/09 (B)	700	700
Massachusetts State, Development Finance Agency, Assumption College Project, Ser A, RB
0.340%, 06/03/09 (A)(B)	4,000	4,000
Massachusetts State, Development Finance Agency, Belmont Day School Project, RB
0.450%, 06/04/09 (A)(B)	4,630	4,630
Massachusetts State, Development Finance Agency, Briarwood Retirement Project, Ser A, RB
0.420%, 06/04/09 (A)(B)	4,500	4,500
Massachusetts State, Development Finance Agency, Bridgewell Project, Ser A, RB
1.900%, 06/04/09 (A)(B)	3,000	3,000
Massachusetts State, Development Finance Agency, Exploration School, RB
0.370%, 06/04/09 (A)(B)	2,750	2,750
Massachusetts State, Development Finance Agency, ISO New England Project, RB
1.900%, 06/04/09 (A)(B)	1,775	1,775
Massachusetts State, Development Finance Agency, Marine Biological Lab Project, RB
0.340%, 06/04/09 (A)(B)	5,400	5,400
Massachusetts State, Development Finance Agency, Marino Foundation Project, RB
0.350%, 06/04/09 (A)(B)	1,600	1,600
Massachusetts State, Development Finance Agency, North Shore Multi-Mode YMCA Project, RB
1.900%, 06/04/09 (A)(B)	4,200	4,200
Massachusetts State, Development Finance Agency, Ocean Spray Cranberries Project, RB
0.480%, 06/04/09 (A)(B)	3,700	3,700
Massachusetts State, Development Finance Agency, Ser 1336, RB, AMBAC
0.360%, 06/04/09 (B)	5,050	5,050
Massachusetts State, Development Finance Agency, Seven Hills Foundation Project, Ser A, RB
0.550%, 06/03/09 (A)(B)	2,000	2,000

1	SEI Tax Exempt Trust / Quarterly Report / May 31, 2009

Schedule of Investments (Unaudited)

Massachusetts Tax Free Money Market Fund

May 31, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Massachusetts State, Development Finance Agency, South Area Solomon Day School Project, RB
0.640%, 06/02/09 (A)(B)	$5,000	$5,000
Massachusetts State, Health & Educational Facilities Authority, CIL Realty Project, RB
0.290%, 06/03/09 (A)(B)	1,800	1,800
Massachusetts State, Health & Educational Facilities Authority, Dana-Farber Cancer Institute Project, Ser L-1, RB
0.230%, 06/04/09 (A)(B)	5,000	5,000
Massachusetts State, Health & Educational Facilities Authority, Falmouth Assisted Living Project, Ser A, RB
0.340%, 06/04/09 (A)(B)	100	100
Massachusetts State, Health & Educational Facilities Authority, Hillcrest Extended Care Project, Ser A, RB
0.300%, 06/03/09 (A)(B)	3,000	3,000
Massachusetts State, Health & Educational Facilities Authority, Partners Healthcare Systems Project, Ser D-6, RB
0.100%, 06/01/09 (B)	40	40
Massachusetts State, Health & Educational Facilities Authority, RB
0.380%, 06/04/09 (B)	3,000	3,000
Massachusetts State, Health & Educational Facilities Authority, Wellesley College Project, Ser G, RB
0.100%, 06/01/09 (B)	100	100
Massachusetts State, Industrial Finance Agency, Goddard House Project, Ser 1995, RB
0.340%, 06/04/09 (A)(B)	1,715	1,715
Massachusetts State, Municipal Securities Trust Receipts, Ser SGC 52, GO, FGIC
0.340%, 06/05/09 (A)(B)	2,900	2,900
Massachusetts State, Water Resources Authority, Ser DCL 4, RB, FSA
2.420%, 06/05/09 (A)(B)	1,400	1,400

		91,028

Puerto Rico — 13.9%
Austin Trust Certificates, Variable Certificates, Ser 2008-355
0.790%, 06/05/09 (A)(B)	5,000	5,000
Deutsche Bank Spears/Lifers Trust, Ser 344, RB, MBIA, AMBAC
0.350%, 06/04/09 (B)	4,565	4,565
Puerto Rico Commonwealth, Electric Power Authority, Ser DCL 13, RB, FSA
2.420%, 06/04/09 (A)(B)	2,795	2,795
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser DCL 8, RB, FSA
2.420%, 06/04/09 (A)(B)	2,370	2,370

		14,730

Total Municipal Bonds (Cost $105,758) ($ Thousands)		105,758

Total Investments — 100.0% (Cost $105,758) ($ Thousands)†		$105,758

Percentages are based on Net Assets of $105,773 ($ Thousands).

(A)	Securities are held in connection with a letter of credit issued by a major bank.

2	SEI Tax Exempt Trust / Quarterly Report / May 31, 2009

Schedule of Investments (Unaudited)

Massachusetts Tax Free Money Market Fund

May 31, 2009

(B)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on May 31, 2009. The demand and interest rate reset feature gives this security a shorter effective maturity date. The date shown is the next reset date.

AMBAC — American Municipal Bond Assurance Corporation

BAN — Bond Anticipation Note

FGIC — Financial Guaranty Insurance Company

FSA — Financial Security Assistance

GO — General Obligation

MBIA — Municipal Bond Investors Association

RAN — Revenue Anticipation Note

RB — Revenue Bond

Ser — Series

XLCA — XL Capital Assurance

†	For Federal Tax purposes, the Fund’s aggregate tax cost is equal to book cost

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

3	SEI Tax Exempt Trust / Quarterly Report / May 31, 2009

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

May 31, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)
MUNICIPAL BONDS — 97.7%
Alabama — 0.7%
Jefferson County, Public Building Authority, RB, AMBAC
5.000%, 04/01/14	$2,000	$1,439
Mobile, Industrial Development Board of Pollution, Barry Power Company Project, Ser B, RB
4.875%, 06/01/34 (A)	3,500	3,692

		5,131

Alaska — 1.6%
Alaska State, Energy & Power Authority, Bradley Lake Project, Ser 4, RB, FSA
6.000%, 07/01/14	2,920	3,168
Alaska State, Housing Finance Authority, Ser A-1, RB Callable 07/06/09 @ 100
6.000%, 06/01/15	1,940	1,954
Alaska State, Housing Finance Authority, Ser B, RB, MBIA Callable 06/01/15 @ 100
5.000%, 12/01/20	5,000	5,165
Alaska State, International Airport Authority, Ser A, AMT, RB, MBIA
5.000%, 10/01/12	2,000	2,038

		12,325

Arizona — 3.4%
Arizona State, Agricultural Improvement & Power Authority, Salt River Project, Ser B, RB Callable 01/01/13 @ 100
5.000%, 01/01/25	4,000	4,124
Arizona State, Health Facilities Authority, Banner Health Project, Ser A, RB Callable 01/01/17 @ 100
5.000%, 01/01/18	4,500	4,649
Arizona State, Transportation Board, Maricopa County Region Area Road Project, RB
5.000%, 07/01/16	1,525	1,762
Chandler, GO Callable 07/01/18 @ 100
5.000%, 07/01/21	3,000	3,320
Mesa, Utility Systems Authority, RB, FGIC
7.125%, 07/01/11 (B)	1,000	1,126
Mesa, Utility Systems Authority, RB, MBIA-RE FGIC
6.500%, 07/01/11	2,000	2,187
Phoenix, Civic Improvement Corporation, Junior Lien, Ser Junior Lien, RB, MBIA Callable 07/01/17 @ 100
5.000%, 07/01/20	2,000	2,187
Pima County, Unified School District, GO, FSA Callable 07/01/12 @ 100
4.750%, 07/01/14	3,000	3,180
Scottsdale, Industrial Development Authority, Scottsdale Healthcare Project, Ser A, RB Callable 09/01/18 @ 100
5.000%, 09/01/19	3,820	3,686

		26,221

Arkansas — 0.5%
Arkansas State, Development Finance Authority, Mortgage Backed Securities Program, Ser A, RB Callable 01/01/11 @ 100
4.700%, 07/01/16	485	488
Arkansas State, University of Central Arkansas, Auxiliary Project, Ser C, RB, AMBAC
6.125%, 04/01/26	1,535	1,674
Arkansas State, University of Central Arkansas, Student Fee Project, Ser B, RB, AMBAC
6.125%, 04/01/26	1,535	1,674

		3,836

1	SEI Tax Exempt Trust / Quarterly Report / May 31, 2009

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

May 31, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)
California — 7.3%
California State, Communities Development Authority, Equity Residential Project, Ser C, RB
5.200%, 12/01/29 (A)	$2,750	$2,754
California State, GO Callable 10/01/09 @ 100
6.250%, 10/01/19	480	485
California State, GO
5.000%, 03/01/17	2,675	2,810
California State, GO Callable 04/01/19 @ 100
6.500%, 04/01/33	3,000	3,261
5.500%, 04/01/21	5,000	5,243
California State, Housing Finance Agency, Ser M, AMT, RB Callable 02/01/18 @ 100
5.950%, 08/01/25	2,800	2,654
California State, Pollution Control Financing Authority, Pacific Gas Project, Ser B, AMT, RB, AMBAC Callable 06/01/17 @ 100
4.750%, 12/01/23	4,000	3,596
California State, Ser 2007, GO Callable 12/01/09 @ 100
5.250%, 06/01/12	690	699
City of Vernon California, Ser A, RB Callable 08/01/19 @ 100
5.125%, 08/01/21	3,000	2,935
Golden State, Tobacco Securitization Project, Capital Appreciation Project, Ser A, RB, AMBAC Callable 06/01/18 @ 100
1.290%, 06/01/23 (C)	3,500	2,687
Golden State, Tobacco Securitization Project, Ser 2003 A-1, RB Pre-Refunded @ 100
6.750%, 06/01/39 (D)	1,500	1,751
Golden State, Tobacco Securitization Project, Ser A, RB, AMBAC Callable 06/01/10 @ 100
5.000%, 06/01/20	1,000	949
Golden State, Tobacco Securitization Project, Ser A-1, RB Callable 06/01/17 @ 100
4.500%, 06/01/27	5,665	4,891
Golden State, Tobacco Securitization, Ser A-1, RB Callable 06/01/17 @ 100
5.750%, 06/01/47	1,910	1,269
Imperial, Irrigation & Electric District, RB Callable 11/01/18 @ 100
5.250%, 11/01/19	1,000	1,115
5.250%, 11/01/20	1,000	1,106
Kings River, Conservation District, Peaking Project, COP
5.000%, 05/01/12	2,300	2,342
Lammersville, School District #2002, Mountain House Project, Special Tax Obligation Callable 09/01/16 @ 100
5.125%, 09/01/35	1,000	671
Los Angeles, Unified School District, Election 2004 Project, Ser G, GO, AMBAC Callable 07/01/16 @ 100
5.000%, 07/01/31	2,965	2,865
Northern California, Tobacco Securitization Authority, Ser A-1, RB Callable 06/01/15 @ 100
4.750%, 06/01/23	895	765
Roseville Westpark, Community Facilities District #1, Special Tax Obligation Callable 09/01/09 @ 103
5.200%, 09/01/26	1,000	685
San Diego Public Facilities Financing Authority, Ser A, RB Callable 05/15/19 @ 100
5.000%, 05/15/25	5,000	5,094
University of California, Ser A, RB, AMBAC
5.000%, 05/15/13	5,500	6,141

		56,768

2	SEI Tax Exempt Trust / Quarterly Report / May 31, 2009

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

May 31, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Colorado — 0.0%
Colorado State, Housing & Finance Authority, Single-Family Housing Project, Ser C-3, RB Callable 07/06/09 @ 105
6.750%, 05/01/17	$15	$15
Colorado State, Housing & Finance Authority, Single-Family Housing Project, Sub-Ser C, RB Callable 08/01/11 @ 102
4.875%, 08/01/13	150	150

		165

Connecticut — 0.6%
Connecticut State, Special Tax Obligation, 2nd Lien, Ser 1
5.000%, 02/01/16	3,000	3,371
Connecticut State, Transportation Infrastructure Authority, Special Tax Obligation, Ser B, RB
6.125%, 09/01/12	1,100	1,196

		4,567

Florida — 9.0%
Broward County, Airport System Authority, Ser L, RB, AMBAC Callable 10/01/14 @ 100
5.000%, 10/01/16	3,500	3,637
Broward County, School Board, Ser B, COP, FSA
5.250%, 07/01/16	5,000	5,430
Citizens Property Insurance, Ser Senior Secd-High Risk, RB
6.000%, 06/01/16	5,000	5,220
City of Clearwater Florida, Ser B, RB
5.000%, 12/01/15	2,580	2,835
East Homestead, Community Development District, Ser B, SAB
5.000%, 05/01/11	1,835	1,345
Escambia County, Health Facilities Authority, Ascension Health Credit Project, Ser A, RB
5.250%, 11/15/13	1,500	1,636
Florida Municipal Power Agency, Ser A, RB Callable 10/01/19 @ 100
5.250%, 10/01/21	3,475	3,679
Florida State, Citizens Property Insurance, Secured-High Risk Account Project, Ser A, RB, MBIA
5.000%, 03/01/14	2,500	2,522
Florida State, Division of Bond Finance, Environmental Protection Preservation Project, Ser A, RB, FSA
6.000%, 07/01/13	3,490	3,910
Florida State, Housing Finance Authority, Homeowner Mortgage Project, Ser 1, RB, FSA Callable 07/01/10 @ 100
5.750%, 01/01/17	70	70
Florida State, Municipal Power Agency, All Requirements Power Project, Ser A, RB Callable 10/01/18 @ 100
5.250%, 10/01/21	5,500	5,798
Florida State, Water Pollution Control Financing Authority, Ser A, RB Callable 01/15/19 @ 100
5.000%, 01/15/25	3,000	3,162
Gulf Breeze, Miami Beach Local Government Project, Ser E, RB, FGIC
5.000%, 12/01/20	1,465	1,460
Hillsborough County, School Board, COP, MBIA
5.000%, 07/01/16	1,290	1,410
Hillsborough County, Special Assessment Obligation, SAB, MBIA- RE FGIC
5.000%, 03/01/16	3,375	3,371
Jacksonville, Aviation Authority, AMT, RB, AMBAC
5.000%, 10/01/15	2,910	2,940
Miami-Dade County, Educational Facilities Authority, University of Miami Project, Ser B, RB, AMBAC
5.000%, 04/01/17	2,000	2,110

3	SEI Tax Exempt Trust / Quarterly Report / May 31, 2009

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

May 31, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Miami-Dade County, Educational Facilities Authority, University of Miami Project, Ser A, RB, AMBAC Pre-Refunded @ 100
5.000%, 04/01/34 (D)	$4,500	$5,123
Miami-Dade County, Public Facilities Authority, Jackson Health Systems Project, Ser B, RB, MBIA
5.000%, 06/01/14	4,370	4,544
Miami-Dade County, Water & Sewer Authority, Ser B, RB, FSA
5.250%, 10/01/19	3,000	3,251
Orlando, Aviation Authority, Ser A, AMT, RB, FSA
5.000%, 10/01/15	3,500	3,498
Palm Beach County, Solid Waste Authority, RB, AMBAC
5.000%, 10/01/11	3,000	3,212

		70,163

Georgia — 4.1%
Burke County, Development Authority, Oglethorpe Power Project, Ser 2006 C-2, RB, AMBAC
4.625%, 01/01/37 (A)	4,150	4,149
Columbia County, Sales Tax, GO
4.000%, 04/01/13	2,875	3,105
Gainesville, Redevelopment Authority, Riverside Military Academy Project, RB Callable 03/01/17 @ 100
5.125%, 03/01/37	1,865	1,052
Georgia State, Housing & Finance Authority, Single Family Mortgage Project, Sub-Ser B-4, AMT, RB Callable 11/01/09 @ 100
5.250%, 06/01/20	2,790	2,775
Georgia State, Main Street Natural Gas, Ser A, RB
5.000%, 03/15/14	3,560	3,563
Georgia State, Main Street Natural Gas, Ser B, RB
5.000%, 03/15/15	850	803
Georgia State, Municipal Electric Power Authority, Ser V, RB, MBIA
6.500%, 01/01/12	2,635	2,794
Georgia State, Ser B, GO Callable 01/01/19 @ 100
5.000%, 01/01/20	3,330	3,821
Georgia State, Ser B, GO Callable 04/01/17 @ 100
5.000%, 04/01/18	2,195	2,514
Gwinnett County, School District, GO Callable 02/01/18 @ 100
5.000%, 02/01/23	3,080	3,427
Marietta, Development Authority, Life University Project, RB Callable 06/15/18 @ 100
6.250%, 06/15/20	1,245	1,104
Savannah, Hospital Authority, St. Joseph’s/Chandler Health Systems Project, Ser B, RB, FSA
5.250%, 07/01/09	2,625	2,632

		31,739

Hawaii — 0.1%
Honolulu City & County, Water Authority, Ser B, AMT, RB, MBIA
5.000%, 07/01/15	1,000	1,002

Idaho — 0.0%
Idaho State, Housing & Finance Association, Single-Family Mortgage Project, Ser C, AMT, RB Callable 01/01/11 @ 100
5.600%, 01/01/21	175	173

Illinois — 3.3%
Chicago, Airport Authority, O’Hare International Airport Project, Second Lien, AMT, RB, AMBAC Callable 01/01/10 @ 101
5.500%, 01/01/12	7,500	7,644
Chicago, Ser A, GO, MBIA Pre-Refunded @ 100
5.000%, 01/01/34 (D)	455	508

4	SEI Tax Exempt Trust / Quarterly Report / May 31, 2009

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

May 31, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Chicago, Water Authority, Capital Improvement Tax, GO Pre-Refunded @ 100
5.000%, 12/01/35 (D)	$5,000	$5,879
City of Chicago Illinois, GO Callable 06/02/09 @ 100
0.150%, 01/01/37 (A)(E)	400	400
Illinois State, Health Facilities Authority, Condell Medical Center Project, RB
6.000%, 05/15/10 (B)	240	244
Illinois State, Ser B, GO
5.000%, 01/01/13	5,000	5,447
Regional Transportation Authority, Ser A, RB, MBIA-RE FGIC
5.500%, 07/01/23	2,095	2,414
Regional Transportation Authority, Ser B, RB, MBIA
5.500%, 06/01/20	2,710	3,142

		25,678

Indiana — 2.5%
Indiana State, Finance Authority, State Revolving Funding Program, Ser A, RB
5.000%, 02/01/16	3,000	3,442
Indiana State, Health Facilities Financing Authority, Ascension Health Project, Ser A, RB
5.000%, 10/01/27 (A)	4,900	5,116
Indiana State, Office Building Commission, State Office Building II Facilities Project, Ser D, RB
6.900%, 07/01/11	3,105	3,270
Indiana University, Student Fees Project, Ser S, RB Callable 08/01/18 @ 100
5.000%, 08/01/19	2,000	2,228
Indianapolis, Airport Authority, Industrial Public Improvement Project, Ser F, AMT, RB, AMBAC
5.000%, 01/01/15	2,000	2,009
Indianapolis, Thermal Energy Systems Project, Ser A, RB, MBIA Callable 10/01/11 @ 101
5.500%, 10/01/12	2,860	3,074

		19,139

Iowa — 0.3%
Iowa State, Finance Authority, Pollution Control Facilities, Interstate Power Project, RB, FGIC
5.000%, 07/01/14	2,250	2,302

Kansas — 0.1%
Wyandotte County, Legends Village West Project, RB Callable 10/01/16 @ 100
4.875%, 10/01/28	1,450	919

Louisiana — 0.7%
De Soto Parish, Pollution Control Authority, International Paper Project, Ser A, RB
5.000%, 10/01/12	930	907
Louisiana State, Citizens Property Insurance, Ser C-2-RMKT, RB Callable 06/01/18 @ 100
6.750%, 06/01/26	2,400	2,579
New Orleans, Aviation Board, Ser B-2, AMT, RB, FSA
5.000%, 01/01/13	1,735	1,773

		5,259

Maryland — 2.1%
Maryland Economic Development, RB Callable 03/01/19 @ 100
6.200%, 09/01/22	1,335	1,453
Maryland State, Department of Transportation, Port Administration Facilities Project, AMT, COP, AMBAC
5.250%, 06/15/14	1,335	1,461
Maryland State, State & Local Facilities Lien, Ser 1, GO
5.000%, 03/15/17	3,000	3,516
Maryland State, State & Local Facilities Lien, Ser 2, GO
5.000%, 08/01/16	3,925	4,593
Maryland State, Transportation Authority, RAN
5.250%, 03/01/17	4,250	4,986

		16,009

5	SEI Tax Exempt Trust / Quarterly Report / May 31, 2009

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

May 31, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Massachusetts — 6.1%
Massachusetts Bay, Transportation Authority, General Transportation System Project, Ser A, RB
5.500%, 03/01/12	$3,300	$3,458
Massachusetts Bay, Transportation Authority, Ser A, RB
5.000%, 07/01/22	3,000	3,418
5.000%, 07/01/23	3,000	3,400
Massachusetts State, Federal Highway Project, Ser A, GAN, FSA
5.000%, 12/15/14	10,000	10,975
Massachusetts State, Health & Educational Facilities Authority, Lahey Clinic Medical Center Project, Ser C, RB, MBIA-RE FGIC
5.000%, 08/15/14	2,395	2,501
Massachusetts State, Health & Educational Facilities Authority, Lowell General Hospital Project, Ser B, RB, FSA Callable 07/06/09 @ 100
5.250%, 06/01/11	1,585	1,587
Massachusetts State, Health & Educational Facilities Authority, Ser M, RB
5.250%, 07/01/29	1,500	1,714
Massachusetts State, Housing Finance Agency, Ser D, AMT, RB Callable 12/01/09 @ 100
3.900%, 12/01/17 (A)(C)	2,000	2,020
Massachusetts State, Ser A, GO
5.250%, 08/01/13	3,235	3,653
Massachusetts State, Ser C, GO, FSA
5.500%, 12/01/17	3,000	3,574
Massachusetts State, Water Pollution Abatement Authority, RB
5.000%, 08/01/20	3,365	3,909
Massachusetts State, Water Pollution Abatement Authority, Ser 1, RB
5.000%, 08/01/15	2,770	3,194
5.000%, 08/01/16	2,250	2,613
Massachusetts State, Water Resources Authority, Ser A, RB, FGIC
6.125%, 08/01/11 (B)	1,500	1,663

		47,679

Michigan — 0.8%
Michigan State, Environmental Protection Program, GO
6.250%, 11/01/12	3,000	3,232
Michigan Strategic Fund, RB
6.250%, 06/01/14	3,000	3,000

		6,232

Minnesota — 1.6%
Minneapolis, Ser E, RB Callable 06/02/09 @ 100
0.160%, 11/15/47 (A)(E)	1,000	1,000
Minneapolis, Ser A, RB Callable 11/15/18 @ 100
6.375%, 11/15/23	3,250	3,436
Minnesota State, Highway & Various Purpose Project, GO Callable 08/01/17 @ 100
5.000%, 08/01/19	3,420	3,901
St. Louis Park, Health Care Authority, Nicollet Health Services Project, Ser C, RB
5.500%, 07/01/17	4,240	4,448

		12,785

Mississippi — 0.2%
Massachusetts Health & Educational Facilities Authority, Ser T-1-Northeastern, RB
4.125%, 10/01/37 (A)	1,570	1,568
Mississippi State, Single-Family Housing Authority, Ser D, RB Callable 07/06/09 @ 103
6.650%, 07/01/12	210	214

		1,782

6	SEI Tax Exempt Trust / Quarterly Report / May 31, 2009

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

May 31, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Missouri — 0.9%
Cape Girardeau County, Industrial Development Authority, RB Callable 06/01/19 @ 100
5.750%, 06/01/39	$795	$798
Cape Girardeau County, Industrial Development Authority, RB Callable 06/01/14 @ 100
5.500%, 06/01/34	300	294
Missouri State, Development Finance Board of Infrastructure, Crackerneck Creek Project, Ser C, TA Callable 03/01/14 @ 100
5.000%, 03/01/26	1,000	960
Missouri State, Highways & Transit Commission, 2nd Lien, RB Callable 05/01/17 @ 100
5.250%, 05/01/19	2,200	2,518
Missouri State, Joint Municipal Electric Utility Commission, Iatan 2 Project, Ser A, RB, AMBAC
5.000%, 01/01/15	2,000	2,096

		6,666

Nevada — 0.1%
Henderson, Local Improvement Districts, Ser T-18, SAB Callable 09/01/09 @ 103
5.300%, 09/01/35	1,995	936

New Jersey — 3.3%
Gloucester County, Solid Waste Improvement Authority, Waste Management Project, Ser A, RB
6.850%, 12/01/29 (A)	2,000	2,020
New Jersey Economic Development Authority, RB, FGIC
5.000%, 06/15/11	3,000	3,012
New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser I, RB
5.500%, 09/01/15	3,110	3,451
New Jersey State, Equipment Lease & Purchase Project, Ser A, COP
5.000%, 06/15/14	2,500	2,692
New Jersey State, Tobacco Settlement Authority, Ser 1A, RB Callable 06/01/17 @ 100
4.500%, 06/01/23	1,505	1,309
New Jersey State, Transportation Trust Fund Authority, RB, AMBAC
5.250%, 12/15/22	5,000	5,425
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser A, RB
5.250%, 12/15/20	7,250	7,926

		25,835

New Mexico — 0.8%
Jicarilla, Apache Nation Reservation, Ser A, RB
5.000%, 09/01/11	1,000	1,065
5.000%, 09/01/13	3,200	3,482
New Mexico State, Mortgage Finance Authority, Single-Family Mortgage Program, Ser D-2, AMT, RB Callable 07/01/09 @ 101
6.000%, 01/01/29	1,550	1,564

		6,111

New York — 8.3%
Dutchess County, Industrial Development Agency, IBM Project, AMT, RB Callable 12/01/09 @ 100
5.450%, 12/01/29 (A)	3,500	3,538

7	SEI Tax Exempt Trust / Quarterly Report / May 31, 2009

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

May 31, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Metropolitan New York, Transportation Authority, Ser 2008C, RB Callable 11/15/18 @ 100
6.500%, 11/15/28	$2,860	$3,175
New York & New Jersey, Port Authority, Ser 131, AMT, RB Callable 06/15/13 @ 101
5.000%, 12/15/13	1,550	1,665
New York City, Industrial Development Agency, RB Callable 06/02/09 @ 100
3.000%, 07/01/36 (A)(E)	1,000	1,000
New York City, Sub-Ser I-1, GO Callable 04/01/19 @ 100
5.250%, 04/01/28	3,000	3,093
New York City, Industrial Development Agency, Terminal One Group Association Project, AMT, RB
5.500%, 01/01/14	2,000	2,001
New York City, Municipal Water Finance Authority, Ser B, RB, FSA Callable 06/15/14 @ 100
5.000%, 06/15/15	3,000	3,312
New York City, Ser K, GO Callable 08/01/15 @ 100
5.000%, 08/01/21	5,000	5,198
New York City, Transitional Finance Authority, Future Secured Tax Project, Ser B, RB Callable 05/01/17 @ 100
5.000%, 11/01/18	2,815	3,140
New York City, Transitional Finance Authority, Future Tax Secured Project, Ser A, RB Callable 11/01/11 @ 100
14.000%, 11/01/26 (A)(C)	3,250	3,469
New York State, Dormitory Authority, Orange Regional Medical Center Project, RB Callable 12/01/18 @ 100
6.500%, 12/01/21	2,500	2,200
New York State, Dormitory Authority, Ser A, RB Callable 03/15/19 @ 100
5.000%, 03/15/23	1,670	1,801
New York State, Dormitory Authority, Ser B, RB, XLCA
5.250%, 07/01/32 (A)	4,275	4,534
New York State, Dormitory Authority, State University Educational Facilities Project, Ser A, RB, MBIA
5.500%, 05/15/13	4,000	4,291
New York State, Environmental Facilities Authority, New York City Water Project, Ser 2, RB
5.750%, 06/15/12	190	214
New York State, Environmental Facilities Authority, New York City Water Project, Ser B, RB Callable 06/15/18 @ 100
5.000%, 06/15/21	1,580	1,728
New York State, Thruway Authority, Ser B, RB, AMBAC
5.250%, 04/01/13	4,050	4,468
New York State, Tobacco Settlement Authority, RB Callable 06/01/13 @ 100
5.500%, 06/01/20	1,615	1,672
New York State, Tobacco Settlement Authority, Ser B, RB
5.000%, 06/01/12	2,570	2,703
New York State, Urban Development Authority, Personal Income Tax, Ser A-1, RB
5.000%, 12/15/16	2,000	2,271
New York State, Urban Development Authority, Ser A, RB
5.000%, 01/01/17	1,175	1,220
Triborough Bridge & Tunnel Authority, Sub-Ser B-1, RB Callable 11/15/13 @ 100
5.000%, 11/15/25 (A)	5,000	5,343
Triborough Bridge & Tunnel Authority, Sub-Ser B-3, RB Callable 11/15/15 @ 100
5.000%, 11/15/38 (A)	2,250	2,406

		64,442

8	SEI Tax Exempt Trust / Quarterly Report / May 31, 2009

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

May 31, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)
North Carolina — 0.5%
North Carolina State, Medical Care Commission, First Mortgage-Presbyterian Homes Project, RB Callable 10/01/16 @ 100
5.500%, 10/01/31	$2,360	$1,873
Raleigh-Durham, Airport Authority, AMT, RB, MBIA-RE FGIC Callable 05/01/17 @ 100
5.000%, 05/01/18	2,000	1,982

		3,855

North Dakota — 0.0%
Williams County, Sales Tax, RB Callable 11/01/14 @ 100
5.000%, 11/01/31	430	300

Ohio — 3.6%
Buckeye, Tobacco Settlement Financing Authority, Ser A-2, RB Callable 06/01/17 @ 100
5.875%, 06/01/47	4,665	3,034
5.125%, 06/01/24	7,685	6,555
Erie County, Hospital Facilities Authority, Firelands Regional Medical Center, Ser A, RB
5.500%, 08/15/10	1,000	1,026
Lakewood, Hospital Improvement Authority, Lakewood Hospital Association Project, RB
5.500%, 02/15/13	2,500	2,611
Ohio Air Quality Development Authority, Ser A, RB
5.700%, 02/01/14	1,665	1,759
Ohio State, Conservation Projects, Ser A, GO
5.000%, 09/01/15	1,985	2,257
Ohio State, GO
6.100%, 08/01/12	2,000	2,269
Ohio State, Higher Education Facilities Commission, Case Weston Reserve University Project, RB
6.250%, 10/01/18	1,000	1,185
Ohio State, Higher Educational Facility Commission, Ser A, RB Callable 01/01/18 @ 100
5.250%, 01/01/19	3,710	3,963
Ohio State, Water Development Authority, Fresh Water Project, RB
5.500%, 06/01/20	2,760	3,322

		27,981

Oregon — 0.5%
Clackamas County, Hospital Facility Authority, Ser A, RB Callable 07/15/19 @ 100
5.500%, 07/15/35	600	585
Oregon State, Department of Administrative Services, Ser A, RB Callable 04/01/19 @ 100
5.250%, 04/01/26	3,000	3,224

		3,809

Pennsylvania — 6.1%
Butler County, Hospital Authority, RB Callable 07/01/19 @ 100
7.125%, 07/01/29	1,500	1,589
Delaware Valley, Regional Finance Authority, RB
5.500%, 07/01/12	5,925	6,426
Delaware Valley, Regional Financial Authority, RB
5.750%, 07/01/17	3,000	3,237
Lancaster County, Higher Education Authority, Franklin & Marshall College Project, RB Callable 04/15/16 @ 100
5.000%, 04/15/24	1,025	1,048
Lancaster County, Hospital Authority, Lancaster General Hospital Project, Ser B, RB Callable 03/15/17 @ 100
5.000%, 03/15/21	2,510	2,544

9	SEI Tax Exempt Trust / Quarterly Report / May 31, 2009

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

May 31, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Pennsylvania State, Economic Development Financing Authority, Colver Project, Ser F, AMT, RB, AMBAC
5.000%, 12/01/14	$4,000	$3,979
Pennsylvania State, GO, FSA
5.375%, 07/01/17	4,200	5,004
Pennsylvania State, Higher Educational Facilities Authority, University of Pennsylvania, Ser A, RB
5.000%, 09/01/09	3,120	3,604
Pennsylvania State, Ser 2, GO
5.500%, 01/01/14	2,500	2,870
Pennsylvania State, Ser 3, GO, FSA Callable 09/01/14 @ 100
5.000%, 09/01/15	10,000	11,258
Sayre, Healthcare Facilities Authority, Guthrie Health Project, Ser A, RB
6.000%, 12/01/11	3,420	3,573
University of Pittsburgh, Ser B, RB Callable 03/15/19 @ 100
5.500%, 09/15/22	2,000	2,242
Westmoreland County, Municipal Authority, Special Obligation
9.125%, 07/01/10 (B)	10	10

		47,384

Puerto Rico — 6.4%
Puerto Rico Commonwealth, Electric Power Authority, Ser TT, RB Callable 07/01/17 @ 100
5.000%, 07/01/18	2,500	2,521
Puerto Rico Commonwealth, Government Development Bank, Senior Notes, Ser C, AMT, RB
5.250%, 01/01/15	1,725	1,734
Puerto Rico Commonwealth, Government Development Board, Senior Notes, Ser B, RB
5.000%, 12/01/11	3,000	3,086
5.000%, 12/01/13	1,000	1,002
Puerto Rico Commonwealth, Higher Education Authority, University of Puerto Rico Project, Ser Q, RB Callable 06/01/16 @ 100
5.000%, 06/01/21	3,855	3,543
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser M, RB Callable 07/01/17 @ 100
5.000%, 07/01/21	4,120	3,888
5.000%, 07/01/22	3,220	2,990
Puerto Rico Commonwealth, Housing Finance Authority, Capital Funding for Modernization, Sub-Ser, RB
5.500%, 12/01/15	4,370	4,850
Puerto Rico Commonwealth, Public Buildings Authority, Government Facilities Project, Ser C, RB
5.500%, 07/01/12	1,995	2,034
Puerto Rico Commonwealth, Public Buildings Authority, Government Facilities Project, Ser C, RB
5.500%, 07/01/12 (B)	5	5
Puerto Rico Commonwealth, Public Buildings Authority, Government Facilities Project, Ser J, RB Callable 07/01/12 @ 100
5.000%, 07/01/28 (A)	2,000	2,000
Puerto Rico Commonwealth, Public Finance Authority, Commonwealth Appropriations Project, Ser A, RB Callable 02/01/12 @ 100
5.750%, 08/01/27 (A)(E)	10,000	10,060
Puerto Rico Commonwealth, Public Improvement Project, Ser A, GO
5.250%, 07/01/15	2,200	2,207
Puerto Rico Commonwealth, Public Improvement Project, Ser A, GO Callable 07/01/13 @ 100
5.250%, 07/01/22	4,725	4,517

10	SEI Tax Exempt Trust / Quarterly Report / May 31, 2009

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

May 31, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Puerto Rico Commonwealth, Public Improvement Project, Ser A, GO Pre-Refunded @ 100
5.250%, 07/01/30 (D)	$1,235	$1,473
Puerto Rico Commonwealth, Public Improvement Project, Ser A, GO
5.000%, 07/01/16	2,380	2,443
Puerto Rico Commonwealth, Ser A, GO Callable 07/01/12 @ 100
5.000%, 07/01/30 (A)	1,500	1,500

		49,853

Rhode Island — 0.1%
Rhode Island State, Housing & Mortgage Finance Authority, Homeownership Opportunity Project, Ser 25-A, RB Callable 07/06/09 @ 101
4.950%, 10/01/16	645	647

South Carolina — 0.7%
Charleston County, Educational Excellence Finance Authority, Charleston School District Project, RB Callable 12/01/14 @ 100
5.000%, 12/01/16	3,000	3,136
Piedmont, Municipal Power Agency, Ser A, RB, FGIC
6.500%, 01/01/16	800	875
Piedmont, Municipal Power Agency, Ser A, RB, FGIC
6.500%, 01/01/16 (B)	1,020	1,267
South Carolina State, Jobs-Economic Development Authority, Bon Secours Health Project, Ser A, RB Pre-Refunded @ 100
5.625%, 11/15/30 (D)	295	335

		5,613

Tennessee — 0.9%
Clarksville, Natural Gas Acquisition, RB
5.000%, 12/15/15	1,650	1,514
Memphis-Shelby County, Airport Authority, RB
5.050%, 09/01/12	1,500	1,512
Nashville & Davidson Counties, Metropolitan Government, Cab Converter Project, RB, MBIA-RE FGIC
7.700%, 01/01/12	3,885	4,133

		7,159

Texas — 12.7%
Aldine, Independent School District, School Building Project, GO Callable 02/15/18 @ 100
5.000%, 02/15/22	3,805	4,182
5.000%, 02/15/23	3,895	4,244
Brazos Harbor, Industrial Development Authority, Dow Chemical Project, AMT, RB Callable 05/01/18 @ 100
5.900%, 05/01/38 (A)	1,130	991
Clear Creek Island, Independent School District, Ser A, GO
5.000%, 02/15/17	1,885	2,179
Corpus Christi, Utility Systems Authority, Refinance & Improvement Project, RB, FSA Callable 07/15/16 @ 100
4.500%, 07/15/23	2,000	2,044
Cypress-Fairbanks, Independent School District, GO Callable 02/15/16 @ 100
5.000%, 02/15/22	3,000	3,246
Dallas, Area Rapid Transit Authority, Senior Lien, Ser Senior Lien, RB, AMBAC Callable 12/01/16 @ 100
4.500%, 12/01/24	1,520	1,567
Dallas, Waterworks & Sewer Systems Authority, RB, FSA Callable 10/01/09 @ 100
5.000%, 10/01/24	5,000	5,017
Dallas-Fort Worth, International Airport Facilities Authority, Ser A, AMT, RB, XLCA Callable 11/01/09 @ 100
5.000%, 11/01/12	3,000	3,010
Dickinson, Independent School District, Schoolhouse Project, GO Callable 02/15/15 @ 100
5.000%, 02/15/19	4,000	4,363

11	SEI Tax Exempt Trust / Quarterly Report / May 31, 2009

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

May 31, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Fort Worth, Independent School District, GO
5.000%, 02/15/15	$2,000	$2,285
Frisco, Independent School District, School Building Project, GO Callable 08/15/17 @ 100
4.500%, 08/15/23	2,210	2,305
Harris County, Flood Control District, Ser A, GO
5.250%, 10/01/18	3,000	3,511
Houston, Community College, Northline Mall Campus Project, RB, AMBAC Callable 04/15/17 @ 100
4.500%, 04/15/24	1,000	1,031
Houston, Hotel Occupancy Tax & Special Revenue, Convention & Entertainment Project, Ser B, RB, AMBAC
7.399%, 09/01/15 (F)	5,500	4,161
Houston, Independent School District, Schoolhouse Project, GO
5.000%, 02/15/17	2,000	2,312
Houston, Utility Systems Authority, First Lien, Ser A, RB, FSA
5.250%, 11/15/17	1,775	1,980
Humble, Independent School District, Ser A, GO
5.250%, 02/15/14	2,635	2,998
Lower Colorado, River Authority, Transmission Services Project, RB Callable 05/15/18 @ 100
5.000%, 05/15/21	2,000	2,170
North East, Independent School District, School Building Project, Ser A, GO Callable 08/01/17 @ 100
5.000%, 08/01/23	5,000	5,406
North East, Independent School District, School Building Project, Ser A, GO
5.000%, 08/01/16	2,000	2,306
North East, Independent School District, School Building Project, Ser A, GO Callable 08/01/17 @ 100
5.000%, 08/01/21	2,000	2,198
North Texas, Thruway Authority, First Tier, Ser A, RB Callable 01/01/18 @ 100
6.000%, 01/01/24	245	262
North Texas, Thruway Authority, First Tier, Ser E-3, RB
5.750%, 01/01/38 (A)	3,085	3,158
Northside, Independent School District, GO Callable 02/15/15 @ 100
5.000%, 02/15/25	2,600	2,743
Northside, Independent School District, School Building Project, GO Callable 08/15/18 @ 100
5.000%, 08/15/19	2,100	2,388
Pasadena, Independent School District, School Building Project, GO
5.000%, 02/15/16	1,000	1,147
5.000%, 02/15/17	1,000	1,152
Pharr San Juan Alamo Independent School District Texas, GO
5.000%, 02/01/14	3,525	3,968
Plano Independent School District, Ser A, GO
5.000%, 02/15/15	1,850	2,104
Red River, Education Finance Authority, Texas Christian University Project, RB Callable 03/15/16 @ 100
4.375%, 03/15/23	1,000	1,001
San Antonio, Airport Systems Authority, Ser 2003, AMT, RB, FSA
6.000%, 07/01/12	2,045	2,167
San Antonio, Electric & Gas Authority, Ser 2000, RB
5.750%, 02/01/11 (B)	955	998
San Antonio, Electric & Gas Authority, Ser A, RB
5.000%, 02/01/14	15	17

12	SEI Tax Exempt Trust / Quarterly Report / May 31, 2009

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

May 31, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Texas State, Alliance Airport Authority, FedEx Corporation Project, AMT, RB Callable 04/01/16 @ 100
4.850%, 04/01/21	$4,000	$3,213
Texas State, College Student Loan Program, Ser B, AMT, GO
5.000%, 08/01/18	3,135	3,295
Texas State, Municipal Power Agency, RB, MBIA
5.110%, 09/01/16 (B)(F)	25	20
Texas State, Transportation Commission Authority, First Tier, RB Callable 04/01/17 @ 100
5.000%, 04/01/18	2,300	2,615
Texas State, Transportation Commission Authority, First Tier, Ser A, RB Callable 04/01/16 @ 100
5.000%, 04/01/17	3,000	3,403
Texas State, Transportation Commission Authority, Mobility Fund, Ser A, GO Callable 04/01/17 @ 100
5.000%, 04/01/22	1,600	1,740

		98,897

Utah — 0.3%
Intermountain Power Agency, Sub-Ser A, RB, AMBAC Callable 07/01/17 @ 100
5.000%, 07/01/19	2,500	2,660

Vermont — 0.2%
Vermont State, Housing Finance Agency, Single-Family Housing Project, Ser 23, AMT, RB, FSA Callable 11/01/14 @ 100
5.000%, 05/01/34	1,330	1,319

Virginia — 3.0%
Chesapeake, Economic Development Authority, RB
3.600%, 02/01/32 (A)	1,400	1,399
Chesterfield County, Economic Development Authority, Ser A, RB Callable 05/01/19 @ 100
5.000%, 05/01/23	975	1,015
Commonwealth of Virginia, Ser B, GO Callable 06/01/18 @ 100
5.000%, 06/01/22	2,000	2,243
Fairfax County, Economic Development Authority, Ser A, AMT, RB, AMBAC
6.100%, 02/01/11	5,000	5,194
Fairfax County, Public Improvement Authority, Ser A, GO
5.000%, 04/01/18	3,000	3,528
University of Virginia, Ser B, RB Callable 06/01/13 @ 100
5.000%, 06/01/20	1,500	1,599
5.000%, 06/01/21	1,500	1,591
Virginia State, Housing Development Authority, Sub-Ser A-3, AMT, RB
4.400%, 01/01/14	1,950	1,949
4.300%, 07/01/13	1,875	1,890
Virginia State, Public Building Authority, Ser B, RB
5.250%, 08/01/13	2,550	2,902

		23,310

Washington — 4.0%
Washington State, Northwest Energy & Electric Authority, Columbia Generating Project, Ser A, RB
5.500%, 07/01/15	2,000	2,296
Washington State, Northwest Energy & Electric Authority, Columbia Station Project, Ser A, RB
5.000%, 07/01/20	5,000	5,543
Washington State, Northwest Energy & Electric Authority, Project #1, Ser A, RB
5.000%, 07/01/14	2,120	2,357
Washington State, Northwest Energy & Electric Authority, Project #1, Ser C, RB
5.000%, 07/01/15	2,250	2,521

13	SEI Tax Exempt Trust / Quarterly Report / May 31, 2009

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

May 31, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Washington State, Northwest Energy & Electric Authority, Ser F, RB, MBIA Callable 07/01/13 @ 100
5.000%, 07/01/18	$3,000	$3,179
Washington State, Public Power Supply Systems Authority, Ser B, RB
7.250%, 07/01/09	120	121
Washington State, Ser B, GO Callable 07/06/09 @ 100
5.000%, 01/01/20	4,300	4,309
Washington State, Tobacco Settlement Authority, RB
6.250%, 06/01/11	4,000	4,116
Washington State, Tobacco Settlement Authority, RB Callable 06/01/13 @ 100
6.500%, 06/01/26	6,970	6,759

		31,201

	Face Amount ($ Thousands)/ Shares
Wisconsin — 0.1%
Wisconsin State, Housing & Economic Development Authority, Ser E, AMT, RB Callable 07/01/10 @ 100
5.750%, 09/01/27	$755	755

Wyoming — 0.2%
Wyoming State, Community Development Housing Authority, Ser 6, AMT, RB
5.500%, 12/01/17	1,550	1,559

Total Municipal Bonds (Cost $756,563) ($ Thousands)		760,166

Tax Exempt Corporate Bond — 0.7%
California — 0.7%
San Manuel Entertainment Callable 12/01/13 @ 102
4.500%, 12/01/16	6,000	5,108

Total Tax Exempt Corporate Bond (Cost $5,956) ($ Thousands)		5,108

Cash Equivalent — 1.0%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A, 0.690% ‡(G)	7,673,908	7,674

Total Cash Equivalents (Cost $7,674) ($ Thousands)		7,674

Total Investments — 99.4% (Cost $770,193) ($ Thousands)†		$772,948

Percentages are based on Net Assets of $778,452 ($ Thousands).

‡	Investment in Affiliated Security.

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on May 31, 2009. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(B)	Security is escrowed to maturity.

(C)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on May 31, 2009. The coupon on a step bond changes on a specified date.

(D)	Pre-Refunded Securities - The maturity date shown is the pre-refunded date.

(E)	Securities are held in connection with a letter of credit issued by a major bank.

(F)	Zero coupon security. The rate shown on the schedule of investments represents the security’s effective yield at the time of purchase.

(G)	Rate shown is the 7-day effective yield as of May 31, 2009

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

Cl — Class

COP — Certificate of Participation

FGIC — Financial Guaranty Insurance Company

FSA — Financial Security Assistance

GAN — Grant Anticipation Note

GO — General Obligation

MBIA — Municipal Bond Investors Association

MBIA-RE FGIC — Municipal Bond Investors Association reinsurance of Financial Guaranty Insurance Company

RAN — Revenue Anticipation Note

RB — Revenue Bond

SAB — Special Asset Bond

Ser — Series

TA — Tax Allocation

XLCA — XL Capital Assurance

†	At May 31, 2009, the tax basis cost of the Fund’s investments was $770,214 ($ Thousands), and the unrealized appreciation and depreciation were $18,837 ($ Thousands) and $(16,103) ($ Thousands), respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

14	SEI Tax Exempt Trust / Quarterly Report / May 31, 2009

Schedule of Investments (Unaudited)

Short Duration Municipal Fund

May 31, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)
MUNICIPAL BONDS — 103.5%
Alaska — 1.0%
Anchorage, Recreational Facilities Authority, Ice Rink Project, RB Pre-Refunded @ 100
6.375%, 01/01/20 (A)	$1,000	$1,058
Boro of Matanuska-Susitna, Goose Creek Correctional Center Project, RB
5.000%, 09/01/10	1,500	1,575
3.500%, 09/01/10	1,200	1,238

		3,871

Arizona — 1.9%
Arizona State, Health Facilities Authority, John C. Lincoln Health Network Project, RB Pre-Refunded @ 102
7.000%, 12/01/25 (A)	2,200	2,430
County, of Pima Arizona, COP
4.000%, 06/01/11	5,000	5,190

		7,620

California — 9.3%
California Health Facilities Financing Authority, Ser C, RB
5.000%, 07/01/37 (B)	2,800	2,866
California Infrastructure & Economic Development Bank, RB
1.650%, 10/01/47 (B)	2,700	2,705
California State, Municipal Securities Trust Receipts, Ser 136, GO, XLCA Callable 12/01/10 @ 100
1.000%, 12/01/30 (B)	300	300
California State, Ser DCL-010, GO, FSA
2.420%, 08/01/27 (B)(C)	4,700	4,700
California Statewide Communities Development Authority, Ser E, RB Callable 05/02/11 @ 100
4.000%, 11/02/36 (B)	4,300	4,298
California Statewide Communities Development Authority, Ser E-2, RB
4.000%, 04/01/44 (B)	10,000	10,252
City of Newport Beach California, Ser C, RB
4.000%, 12/01/38 (B)	3,605	3,686
Northern California, Power Agency, Hydroelectric Project No. 1, Ser C, RB
5.000%, 07/01/11	1,250	1,314
San Bernardino County, Transportation Authority, Ser A, RB, FGIC Callable 07/06/09 @ 100
6.000%, 03/01/10 (D)	1,360	1,412
Sulphur Springs, Union School District, COP, AMBAC
0.387%, 03/01/37	6,750	6,379

		37,912

Colorado — 2.7%
Colorado Health Facilities Authority, Ser C-8, RB
4.100%, 09/01/36 (B)	1,655	1,685
Colorado State, Health Facilities Authority, Catholic Health Initiatives Project, RB
5.375%, 09/01/10 (D)	1,000	1,060
Colorado State, Health Facilities Authority, Catholic Health Initiatives Project, RB Pre-Refunded @ 100
5.250%, 09/01/21 (A)	1,000	1,093
Colorado State, Health Facilities Authority, Evangelical Health Project, RB
6.250%, 12/01/10 (D)	760	762
Lincoln Park, Metropolitan District, GO Pre-Refunded @ 102
7.750%, 12/01/26 (A)	4,000	4,608
University of Colorado, Enterprise System Refinance & Improvement Project, RB, MBIA-RE FGIC
5.000%, 06/01/11	1,715	1,845

		11,053

1	SEI Tax Exempt Trust / Quarterly Report / May 31, 2009

Schedule of Investments (Unaudited)

Short Duration Municipal Fund

May 31, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Delaware — 0.7%
University of Delaware, Ser A, RB
2.000%, 11/01/37 (B)	$3,000	$3,008

District of Columbia — 0.3%
District of Columbia, Ser A, GO, FSA Callable 07/06/09 @ 101
5.500%, 06/01/12	1,200	1,214

Florida — 7.3%
Florida State, Board of Education, Ser A, GO
5.750%, 06/01/10	1,000	1,048
Florida State, Education System, Ser A, RB, AMBAC
5.000%, 07/01/11	5,015	5,369
Florida State, Rural Utilities Financing Commission, Public Construction Project, RB Callable 07/06/09 @ 100
4.000%, 09/01/10	3,780	3,780
Florida State, Rural Utilities Financing Commission, Public Construction Project, RB Callable 07/06/09 @ 100
4.000%, 02/01/11	2,500	2,500
Florida State, Rural Utilities Financing Commission, Public Construction Project, RB Callable 11/01/09 @ 100
4.000%, 11/01/11	5,500	5,484
Highlands County, Health Facilities Authority, Ser G, RB
5.000%, 11/15/12 (D)	35	39
Highlands County, Health Facilities Authority, Ser G, RB
5.000%, 11/15/12	985	1,033
Jea, St. Johns River Power Park System, Ser 1, RB
5.000%, 10/01/10	2,110	2,221
Lee County, Industrial Development Authority, Ser A, RB Callable 06/02/09 @ 100
3.050%, 12/01/29 (B)(C)	4,400	4,400
Miami-Dade County, Health Facilities Authority, Miami Children’s Hospital Project, Ser A, RB, AMBAC
4.375%, 08/15/10 (D)	945	985
North Broward, Hospital District, RB Pre-Refunded @ 101
6.000%, 01/15/31 (A)	1,500	1,631
South Miami, Health Facilities Authority, Baptist Health South Florida Group, RB
5.000%, 08/15/09	1,275	1,285

		29,775

Georgia — 1.7%
Georgia State, Municipal Electric Authority, Ser A, RB, FSA
5.500%, 01/01/12	4,700	4,881
Marietta, Housing Authority, Essential Function Project, RB Callable 07/06/09 @ 103
3.950%, 02/01/19 (B)(C)	2,000	2,002

		6,883

Hawaii — 0.5%
Hawaii State, Highway Authority, RB
4.000%, 01/01/10	1,000	1,020
4.000%, 01/01/11	1,000	1,047

		2,067

Illinois — 6.4%
Chicago, Ser A, RB
3.500%, 01/01/12	1,305	1,359
Chicago, Variable Certificates, GO, FSA
1.750%, 01/01/22 (B)(C)	885	885
Cook County, Community Consolidated School District No. 65-Evanston, Ser A, GO, FSA
6.750%, 05/01/10	1,085	1,145
Cook County, School District No. 159, GO, FSA
4.353%, 12/01/10 (E)	930	906
Downers Grove, Ser A, GO
4.500%, 01/01/11	1,365	1,432

2	SEI Tax Exempt Trust / Quarterly Report / May 31, 2009

Schedule of Investments (Unaudited)

Short Duration Municipal Fund

May 31, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Illinois Finance Authority, RB Callable 06/02/09 @ 100
2.600%, 12/01/21 (B)(C)	$700	$700
Illinois Finance Authority, Ser E, RB Callable 06/02/09 @ 100
2.600%, 01/01/48 (B)(C)	1,200	1,200
Illinois State, Educational Facilities Authority, Art Institute of Chicago, RB
4.100%, 03/01/34 (B)	4,500	4,607
Madison-Macoupin Counties, Community College District No. 536, GO, AMBAC
5.750%, 11/01/12	1,040	1,155
McLean County, Public Building Commission, Capital Appreciation - Public Building Project, RB, MBIA
4.679%, 11/01/10 (E)	1,550	1,516
Regional Transportation Authority, Ser DCL-020, RB
2.000%, 06/01/34 (B)(C)	6,700	6,700
Rochelle, Ser B, RB
4.000%, 05/01/10	910	934
Rock Island-Mercer Counties, Black Hawk College Project, Ser A, GO, AMBAC
4.000%, 12/01/11	1,000	1,051
Winnebago County, School District No. 122, GO, MBIA-RE FGIC
6.550%, 06/01/12	2,000	2,230

		25,820

Indiana — 6.3%
Center Grove, High School Building Authority, First Mortgage, RB
5.000%, 01/10/11	1,505	1,598
Indiana Health Facility Financing Authority, RB
3.625%, 11/15/36 (B)	4,100	4,205
Indiana State Finance Authority, RB Callable 06/04/09 @ 100
1.900%, 07/01/36 (B)(C)	6,300	6,300
Indiana State, Health Facility Financing Authority, Ascension Health Credit, Ser A, RB
5.000%, 11/01/10 (B)	4,950	5,148
Noblesville, Independent School District, High School Building Project, RB, AMBAC
4.500%, 07/10/10	2,410	2,481
Zionsville, Sewer Works Authority, BAN Callable 06/10/09 @ 100
4.250%, 12/15/11	5,725	5,735

		25,467

Iowa — 1.2%
Coralville, Urban Renewal Project, Ser D, BAN
4.250%, 06/01/09	3,100	3,100
Coralville, Urban Renewal Project, Tax Increment, Ser C, TA
5.000%, 06/01/11	1,460	1,500
Iowa State, Finance Authority, Carroll Kuemper Catholic High School Project, RB Callable 06/02/09 @ 100
0.600%, 06/01/28 (B)(C)	170	170

		4,770

Kansas — 0.7%
Overland Park, Development Authority, 1st Tier, Ser A, RB Pre-Refunded @ 101
7.375%, 01/01/32 (A)	1,500	1,659
University of Kansas, Hospital Authority, Health Systems Project, RB
5.000%, 09/01/09	580	584
5.000%, 09/01/10	750	769

		3,012

Kentucky — 1.2%
Kentucky State, Economic Development Finance Authority, Baptist Healthcare System Project, Ser A, RB
5.000%, 08/15/12	1,000	1,062

3	SEI Tax Exempt Trust / Quarterly Report / May 31, 2009

Schedule of Investments (Unaudited)

Short Duration Municipal Fund

May 31, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Kentucky State, Economic Development Finance Authority, Baptist Healthcare System Project, Ser A, RB
5.000%, 08/15/11	$1,000	$1,049
Kentucky State, Rural Water Finance Authority, Flexible Term Program, Ser A, RB Callable 02/01/10 @ 100
3.000%, 02/01/11	1,500	1,512
Louisville & Jefferson County, Metropolitan Government, Seven Counties Services Project, RB Callable 07/01/09 @ 100
3.050%, 12/01/20 (B)(C)	1,350	1,350

		4,973

Louisiana — 0.4%
Louisiana State, Military Department, Custody Receipts, RB
5.000%, 08/01/10	770	794
5.000%, 08/01/11	750	793

		1,587

Massachusetts — 0.4%
Massachusetts State, Development Finance Agency, North Shore Multi-Mode YMCA Project, RB Callable 06/02/09 @ 100
1.900%, 12/01/26 (B)(C)	1,300	1,300
Massachusetts State, Municipal Securities Trust Receipts, Ser SGC 52, GO, FGIC
0.340%, 05/01/37 (B)(C)	350	350

		1,650

Michigan — 6.7%
Bay City, Electric Utilities Authority, Refinance & Improvement Project, RB, FSA
4.500%, 01/01/10	1,790	1,819
Michigan Municipal Bond Authority, Ser 2009B-ST, RB
6.000%, 01/20/10	7,900	8,010
Michigan Municipal Bond Authority, Ser A, RB
5.250%, 06/01/11	1,275	1,349
Michigan State, Hospital Finance Authority, Ascension Project, Ser B3, RB
2.750%, 11/15/33 (B)	1,920	1,922
Michigan State, Hospital Finance Authority, Southwestern Rehab Project, RB Callable 06/02/09 @ 100
2.050%, 06/01/35 (B)(C)	4,000	4,000
Michigan State, South Central Power Agency, RB, AMBAC
5.000%, 11/01/10	1,020	1,067
Michigan State, Strategic Fund, Hope Network Project, RB Callable 06/02/09 @ 100
3.050%, 04/01/35 (B)(C)	7,930	7,930
North Michigan, Summit Academy School, Sub-Ser, COP Pre-Refunded @ 101
8.750%, 07/01/30 (A)	1,100	1,202

		27,299

Missouri — 0.6%
Carroll County, Public Water Supply District No. 1, Ser B, RB Callable 06/15/09 @ 100
4.625%, 03/01/12	2,500	2,503

Nevada — 1.8%
Washoe County, Economic Development Authority, Sierra Nevada College Project, RB Callable 07/01/09 @ 100
3.300%, 07/01/26 (B)	7,330	7,330

New Hampshire — 1.8%
New Hampshire Health & Education Facilities Authority, RB Callable 06/02/09 @ 100
3.000%, 10/01/37 (B)(C)	7,450	7,450

4	SEI Tax Exempt Trust / Quarterly Report / May 31, 2009

Schedule of Investments (Unaudited)

Short Duration Municipal Fund

May 31, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)
New Jersey — 3.9%
City of Newark New Jersey, Ser E, TRAN
3.250%, 04/14/10	$10,650	$10,745
New Jersey State, Equipment Lease Purchase Program, Ser A, COP
5.000%, 06/15/10	1,255	1,299
New Jersey State, Health Care Facilities Financing Authority, Ser A, RB
5.000%, 10/01/10	3,615	3,760

		15,804

New Mexico — 1.1%
Farmington, Pollution Control Board, Ser B, Cl RB, RB, FGIC Callable 04/01/10 @ 100
3.550%, 04/01/29 (B)	3,200	3,214
New Mexico State, Mortgage Finance Authority, RB Callable 01/01/10 @ 100
6.000%, 07/01/10 (D)	1,045	1,107

		4,321

New York — 12.2%
Albany Industrial Development Agency, Ser A, RB Callable 06/02/09 @ 100
2.570%, 03/01/31 (B)(C)	6,460	6,460
Amherst, Industrial Development Civic Facilities, Daemen College Project, Ser A, RB Pre-Refunded @ 102
6.125%, 10/01/31 (A)	3,100	3,511
Buffalo & Fort Erie, Public Bridge Authority, RB
4.000%, 01/01/25 (B)(C)	2,800	2,860
Nassau County, Sewer & Storm Water Finance Authority, Ser A, RB
5.000%, 11/01/11	2,070	2,223
New York City Municipal Water Finance Authority, Ser B, RB
7.500%, 06/15/11 (D)	2,000	2,128
New York City Trust for Cultural Resources, Ser B, RB
2.750%, 01/01/36 (B)	4,500	4,503
New York City, Ser E, GO
5.000%, 08/01/11	6,000	6,391
New York Municipal Bond Bank Agency, Ser C, RB,
5.250%, 06/01/10	1,000	1,041
New York State, Dormitory Authority, Ser A, RB
5.000%, 07/01/10	5,295	5,510
New York State, Urban Development Authority, Ser A, RB
5.500%, 01/01/17 (B)	2,750	2,877
Otsego County, Industrial Development Agency, Ser A, RB Callable 06/02/09 @ 100
2.100%, 06/01/27 (B)(C)	1,500	1,500
Suffolk County, Industrial Development Agency, Jefferson’s Ferry Project, Ser A, RB Pre-Refunded @ 102
7.200%, 11/01/19 (A)	60	63
Syracuse Industrial Development Agency, Ser A, RB Callable 06/02/09 @ 100
2.570%, 01/01/33 (B)(C)	5,000	5,000
Triborough Bridge & Tunnel Authority, Ser Y, RB
6.000%, 01/01/12 (D)	1,205	1,295
Troy, Industrial Development Authority, Rensselaer Polytechnic Project, Ser A, RB
5.000%, 09/01/37 (B)	4,000	4,102

		49,464

North Carolina — 0.7%
Durham, Ser B, COP
5.250%, 12/01/11	1,485	1,567
North Carolina State, Municipal Power Agency, Catawba Electric No. 1, Ser C, RB
4.000%, 01/01/10	1,400	1,423

		2,990

5	SEI Tax Exempt Trust / Quarterly Report / May 31, 2009

Schedule of Investments (Unaudited)

Short Duration Municipal Fund

May 31, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Ohio — 5.4%
County of Erie, Ohio
3.000%, 11/12/09	$1,200	$1,201
Cuyahoga County, Ser A, GO, MBIA
2.741%, 10/01/10 (E)	4,500	4,413
East Liverpool, Hospital Revenue Authority, Liverpool City Hospital Project, RB Callable 06/04/09 @ 100
3.500%, 10/01/35 (B)(C)	4,300	4,300
Ohio Air Quality Development Authority, Ser C, RB
3.375%, 10/01/18 (B)	2,985	2,991
Ohio State, Department of Administrative Services, Taxation Accounting & Revenue, COP
4.000%, 09/01/10	2,555	2,616
Ohio State, GO
6.650%, 09/01/09	5	5
Ohio State, Higher Educational Facility Commission, Pooled Funding, RB Callable 06/04/09 @ 100
3.500%, 09/01/24 (B)(C)	1,640	1,640
Ohio State, Water Development Authority, Ser B, RB
3.375%, 10/01/18 (B)	2,805	2,811
Richmond Heights, BAN
3.850%, 01/14/10	2,000	2,014

		21,991

Oklahoma — 2.2%
Oklahoma Department of Transportation, Ser A, RB
4.000%, 09/01/10	4,075	4,232
Oklahoma Development Finance Authority, Ser A, RB
5.000%, 06/01/10	1,190	1,236
Oklahoma State, Development Finance Authority, Integris Baptist Medical Center Project, Ser B, RB
5.000%, 08/15/12	1,000	1,055
Oklahoma State, Industrial Authority, Medical Foundation Project, RB
4.500%, 07/01/11	1,000	1,024
Tulsa County, Industrial Authority, Owasso Public Schools Project, RB
5.000%, 09/01/10	1,200	1,260

		8,807

Pennsylvania — 3.2%
Allegheny County, Hospital Development Authority, University of Pittsburgh Medical Center Project, Ser A, RB
5.000%, 09/01/09	1,000	1,010
Allegheny County, Hospital Development Authority, University of Pittsburgh Medical Center Project, Ser B, RB
5.000%, 06/15/10	1,250	1,269
Montgomery County, Industrial Development Authority, Retirement Communities Project, Ser B, RB
5.000%, 11/15/10	1,400	1,435
5.000%, 11/15/11	1,000	1,030
Pennsylvania State, Higher Educational Facilties Authority, University of Scranton Project, RB
4.500%, 05/01/10	3,585	3,648
Pennsylvania State, Industrial Development Authority, RB
5.000%, 07/01/10	2,540	2,612
Sayre, Health Care Facilities Authority, Guthrie Health Project, Ser A, RB Pre-Refunded @ 101
5.875%, 12/01/31 (A)	1,700	1,908

		12,912

Puerto Rico — 1.8%
Eagle Tax-Exempt Trust, RB
0.640%, 01/30/12 (B)	4,000	4,000
Puerto Rico Commonwealth, Electric Power Authority, Ser DCL 13, RB, FSA
2.420%, 07/01/26 (B)(C)	1,100	1,100
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser DCL 8, RB, FSA
2.420%, 07/01/30 (B)(C)	2,200	2,200

		7,300

6	SEI Tax Exempt Trust / Quarterly Report / May 31, 2009

Schedule of Investments (Unaudited)

Short Duration Municipal Fund

May 31, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Rhode Island — 0.3%
Rhode Island State, Health & Educational Building Authority, Lifespan Obligation Group Project, RB
5.750%, 08/15/10	$1,020	$1,054
South Carolina — 1.6%
South Carolina State, Jobs Economic Development Authority, Palmetto Health Alliance Project, Ser A, RB Pre-Refunded @ 102
7.375%, 12/15/21 (A)	2,600	2,881
South Carolina Transportation Infrastructure Bank, Ser A, RB, AMBAC Callable 10/01/09 @ 101
5.500%, 10/01/10	3,615	3,703

		6,584

South Dakota — 0.8%
Heartland, Consumers Power District, RB, FSA
6.000%, 01/01/12	2,250	2,403
South Dakota State, Health & Educational Facilities Authority, Childrens Care Hospital Project, RB Pre-Refunded @ 101
6.125%, 11/01/13 (A)	705	728

		3,131

Tennessee — 3.0%
Hendersonville Industrial Development Board, Ser A, TA Callable 06/05/09 @ 100
3.050%, 05/01/36 (B)(C)	7,100	7,100
Shelby County, Health Educational & Housing Facilities Board, RB Callable 06/02/09 @ 100
1.390%, 05/01/16 (B)(C)	2,700	2,700
1.390%, 06/01/26 (B)(C)	2,500	2,500

		12,300

Texas — 8.2%
Eagle Mountain & Saginaw, Independent School District, GO
4.391%, 08/15/11 (E)	1,235	1,193
Franklin, Independent School District, School Building Project, Ser B, GO
4.000%, 02/15/10	2,050	2,093
Hardin Independent School District, RB Pre-Refunded @ 102
5.000%, 07/01/22 (A)	3,403	3,672
Harris County, Cultural Education Facilities Finance, RB
5.000%, 06/01/12	2,000	2,123
Harris County, Cultural Education Facilities Finance, RB
5.000%, 12/01/28 (B)	2,850	2,971
Harris County, Hospital District, RB, MBIA Pre-Refunded @ 100
6.000%, 02/15/14 (A)	5,000	5,286
Lewisville, Independent School District, GO
4.502%, 08/15/11 (E)	1,000	965
North Central Texas, Health Facility Development Authority, Retirement Facilities Project, Ser A, RB
7.000%, 11/15/10 (D)	415	437
Prosper, Independent School District, Capital Appreciation, School Building Project, GO
4.407%, 08/15/11 (E)	1,130	1,091
Tarrant County, Cultural Education Authority, Buckner Retirement Services Project, RB
5.000%, 11/15/10	600	608
Tarrant County, Health Facilities Development Authority, RB Pre-Refunded @ 101
6.700%, 11/15/30 (A)	4,000	4,364

7	SEI Tax Exempt Trust / Quarterly Report / May 31, 2009

Schedule of Investments (Unaudited)

Short Duration Municipal Fund

May 31, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Texas State, Municipal Power Agency, Sub-Ser, RB, MBIA-RE FGIC Callable 07/06/09 @ 100
4.250%, 09/01/10	$2,500	$2,500
Texas State, Public Finance Authority, Ser A, GO
5.000%, 10/01/10	2,500	2,637
Waxahachie, Independent School District, GO Pre-Refunded @ 63
0.000%, 08/15/17 (A)(E)	5,365	3,368

		33,308

Virginia — 0.9%
Rappahannock, Regional Jail Authority, GAN Callable 08/01/09 @ 100
4.250%, 12/01/09	1,000	1,012
Riverside, Regional Jail Authority, Sub-Ser, RAN Callable 07/06/09 @ 100
4.250%, 07/01/10	2,615	2,620

		3,632

Washington — 1.0%
King County, Ser D, GO Callable 07/06/09 @ 101
5.600%, 12/01/09	505	510
Washington State, Health Care Facilities Authority, RB, Radian Callable 06/02/09 @ 100
1.900%, 01/01/29 (B)(C)	1,050	1,050
Washington State, School Districts, COP
3.000%, 12/01/10	1,625	1,672
Washington State, Ser A, GO, FSA
6.250%, 02/01/11	615	648

		3,880

Wisconsin — 3.9%
City of Oak Creek Wisconsin, RB Callable 04/01/10 @ 100
4.000%, 04/01/11	3,000	3,030
Marquette County, GO Callable 08/01/09 @ 100
4.500%, 08/01/10	2,630	2,647
Wisconsin Housing & Economic Development Authority, Ser C, AMT, RB Callable 06/02/09 @ 100
3.000%, 09/01/23 (B)	8,500	8,500

	Face Amount ($ Thousands)/ Shares
Wisconsin State, Health & Educational Facilities Authority, Reedsburg Area Medical Center Project, RB Callable 06/02/09 @ 100
3.120%, 06/01/36 (B)(C)	$1,600	1,600

		15,777

Wyoming — 0.4%
Campbell County, Recreation Project, Recreational Project, RB
5.000%, 06/15/10	1,430	1,464

Total Municipal Bonds (Cost $415,296) ($ Thousands)		419,983

Cash Equivalent — 0.0%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A, 0.690% ‡(F)	24,198	24

Total Cash Equivalents (Cost $24) ($ Thousands)		24

Commercial Paper — 2.7%
Massachusetts Development Finance Agency, 2.730%	11,000	11,000

Total Commercial Paper (Cost $11,000) ($ Thousands)		11,000

Total Investments — 106.2% (Cost $426,320) ($ Thousands)†		$431,007

Percentages are based on Net Assets of $405,688 ($ Thousands).

‡	Investment in Affiliated Security.

(A)	Pre-Refunded Securities - The maturity date shown is the pre-refunded date.

(B)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on May 31, 2009. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(C)	Securities are held in connection with a letter of credit issued by a major bank.

(D)	Security is escrowed to maturity.

(E)	Zero coupon security. The rate shown on the schedule of investments represents the security’s effective yield at the time of purchase.

(F)	Rate shown is the 7-day effective yield as of May 31, 2009

8	SEI Tax Exempt Trust / Quarterly Report / May 31, 2009

Schedule of Investments (Unaudited)

Short Duration Municipal Fund

May 31, 2009

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

BAN — Bond Anticipation Note

Cl — Class

COP — Certificate of Participation

FGIC — Financial Guaranty Insurance Company

FSA — Financial Security Assistance

GAN — Grant Anticipation Note

GO — General Obligation

MBIA — Municipal Bond Investors Association

MBIA-RE FGIC — Municipal Bond Investors Association reinsurance of Financial Guaranty Insurance Company

Radian — Radian Asset Assurance

RAN — Revenue Anticipation Note

RB — Revenue Bond

Ser — Series

TA — Tax Allocation

TRAN — Tax and Revenue Anticipation Note

XLCA — XL Capital Assurance

†	At May 31, 2009, the tax basis cost of the Fund’s investments was $426,425 ($ Thousands), and the unrealized appreciation and depreciation were $4,822 ($ Thousands) and $(240) ($ Thousands), respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

9	SEI Tax Exempt Trust / Quarterly Report / May 31, 2009

Schedule of Investments (Unaudited)

Pennsylvania Municipal Bond Fund

May 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 94.8%

Pennsylvania — 80.9%
Allegheny County, Airport Authority, Ser B, AMT, RB, FGIC
5.000%, 01/01/23	$500	$426
Allegheny County, Hospital Development Authority, Health Systems-Western Pennsylvania Project, Ser A, RB
5.000%, 11/15/09	1,000	994
Allegheny County, Hospital Development Authority, Montefiore Hospital Project, RB
6.875%, 07/01/09 (A)	60	60
Allegheny County, Hospital Development Authority, University of Pittsburgh Medical Center Project, Ser B, RB
5.250%, 06/15/15	1,000	1,060
Allegheny County, Industrial Development Authority, Duquesne Light Project, RB, AMBAC
4.350%, 12/01/13	575	569
Allegheny County, Residential Finance Authority, Single-Family Mortgage Project, Ser CC-1, RB Callable 07/06/09 @ 102
5.200%, 05/01/17	565	575
Allegheny County, Ser C-56, GO, FSA
5.000%, 10/01/15	1,000	1,155
Bensalem Township, Water & Sewer Authority, RB Callable 07/06/09 @ 100
6.750%, 12/01/14 (A)	75	82
Berks County, GO, AMBAC
5.850%, 11/15/18	1,000	1,224
Cambria County, Hospital Development Authority, Conemaugh Valley Memorial Hospital Project, RB Callable 07/06/09 @ 100
7.625%, 09/01/11 (A)	94	100
Central Dauphin County, School District, GO, MBIA Pre-Refunded @ 100
6.000%, 02/01/19 (B)	1,000	1,218
Chester County, Health & Education Facilities Authority, Immaculata College Project, RB Callable 07/06/09 @ 100
5.250%, 10/15/10	345	345
City of Philadelphia Pennsylvania, Ser A, RB Callable 01/01/19 @ 100
5.250%, 01/01/25	1,000	1,016
Delaware County, Healthcare Authority, Mercy Health Project, Ser A, RB Callable 07/06/09 @ 100
5.125%, 11/15/12 (A)	95	95
Delaware River, Pennsylvania & New Jersey Port Authority, Delaware Bridges Project, RB Callable 07/06/09 @ 100
6.500%, 01/15/11 (A)	70	75
Delaware River, Toll Bridge Commission, RB
5.250%, 07/01/13	1,000	1,087
Delaware Valley, Regional Finance Authority, RB
5.500%, 07/01/12	1,000	1,085
Derry Township, Sanitation Sewer Authority, RB Callable 07/06/09 @ 100
6.250%, 08/01/12 (A)	25	27
Dover Township, Sewer Authority, RB Callable 07/06/09 @ 100
6.250%, 05/01/12 (A)	20	22
Erie County, Hospital Authority, Erie County Geriatric Project, RB Callable 07/06/09 @ 100
6.250%, 07/01/11 (A)	60	62
Hampton Township, Sanitation Sewer Authority, RB Callable 09/01/09 @ 100
6.500%, 09/01/10 (A)	35	38
Horsham Township, Sewer Authority, RB, MBIA Callable 07/06/09 @ 100
6.700%, 01/01/11 (A)	10	11

1	SEI Tax Exempt Trust / Quarterly Report / May 31, 2009

Schedule of Investments (Unaudited)

Pennsylvania Municipal Bond Fund

May 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Lancaster County, Hospital Authority, Lancaster General Hospital Project, Ser B, RB Callable 03/15/17 @ 100
5.000%, 03/15/20	$1,000	$1,021
Lancaster, Area Sewer Authority, RB
6.750%, 04/01/12 (A)	5	5
6.000%, 04/01/12 (A)	145	153
Lancaster, Parking Authority, RB Callable 07/06/09 @ 100
5.750%, 01/01/12 (A)	20	21
Langhorne, Higher Education Authority, Woods Services Project, RB, Radian Callable 11/15/11 @ 100
4.950%, 11/15/16	2,485	2,293
4.650%, 11/15/13	850	821
Lower Pottsgrove Township, RB Callable 11/01/09 @ 100
6.250%, 05/01/12 (A)	30	32
Luzerne County, Ser C, GO, MBIA-RE FGIC
5.250%, 12/15/15	1,000	1,112
McKeesport, Area School District, Ser C, GO Callable 07/06/09 @ 100
5.000%, 04/01/13 (A)	335	350
Meadville, Area Water Authority, RB, FSA
5.125%, 07/01/14	435	502
Mifflin County, Hospital Authority, RB, Radian Callable 01/01/11 @ 101
5.500%, 07/01/12	1,375	1,481
Montgomery County, Higher Education & Health Authority, Arcadia University Project, RB, Radian
5.000%, 04/01/15	400	381
Montgomery County, Higher Education & Health Authority, Dickinson College Project, Ser FF-1, RB, CIFG
5.000%, 05/01/16	1,140	1,260
Montgomery County, Industrial Development Authority, Montenay Project, Ser A, RB, MBIA
5.250%, 11/01/14	1,000	1,032
Nazareth, Area School District, Ser A, GO, FSA Pre-Refunded @ 100
5.000%, 02/15/29 (B)	500	576
Neshaminy, Water Reserve Authority, RB Callable 07/06/09 @ 100
5.750%, 03/01/11 (A)	5	5
Northampton County, Higher Education Building Authority, Moravian College Project, RB, Radian Callable 07/06/09 @ 100
5.125%, 07/01/19	470	464
Northampton County, Industrial Development Authority, Moravian Hall Square Project, RB, Radian Callable 01/01/13 @ 100
5.500%, 07/01/15	995	973
Northampton County, Municipal Authority, RB Callable 07/06/09 @ 100
6.750%, 11/01/13 (A)	20	22
Penn State University, Ser B, RB
5.250%, 08/15/21	1,000	1,175
Pennsylvania State, Economic Development Financing Authority, Colver Project, Ser F, AMT, RB, AMBAC
5.000%, 12/01/14	2,000	1,990
Pennsylvania State, Economic Development Financing Authority, Dr. Gertrude A. Barber Center Project, RB, Radian Callable 12/01/10 @ 100
5.625%, 12/01/15	885	881
Pennsylvania State, Economic Development Financing Authority, York Water Project, Ser A, AMT, RB, XLCA Callable 04/01/14 @ 100
5.000%, 04/01/16	1,450	1,311

2	SEI Tax Exempt Trust / Quarterly Report / May 31, 2009

Schedule of Investments (Unaudited)

Pennsylvania Municipal Bond Fund

May 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Pennsylvania State, Higher Educational Facilities Authority, Allegheny Delaware Valley Obligation Project, Ser A, RB, MBIA Callable 07/06/09 @ 100
5.875%, 11/15/16	$25	$21
Pennsylvania State, Higher Educational Facilities Authority, Allegheny Delaware Valley Obligation Project, Ser C, RB, MBIA Callable 07/06/09 @ 100
5.875%, 11/15/18	2,000	1,663
5.700%, 11/15/10	50	49
Pennsylvania State, Higher Educational Facilities Authority, Drexel University Project, RB Callable 11/01/12 @ 100
5.500%, 05/01/13	1,000	1,090
Pennsylvania State, Higher Educational Facilities Authority, Philadelphia University Project, RB, Radian Pre-Refunded @ 100
5.750%, 06/01/15 (B)	660	691
Pennsylvania State, Higher Educational Facilities Authority, University of Pennsylvania Trustees Project, Ser B, RB
5.250%, 09/01/15	1,070	1,242
Pennsylvania State, Higher Educational Facilities Authority, University of Pennsylvania, Ser A, RB
5.000%, 09/01/09	500	578
Pennsylvania State, Higher Educational Facilities Authority, University of the Arts Project, RB, Radian Callable 03/15/10 @ 100
5.500%, 03/15/13	875	878
Pennsylvania State, Housing Finance Agency, Ser 103, AMT, RB Callable 10/01/17 @ 100
5.700%, 04/01/22	1,860	1,963
Pennsylvania State, Intergovernmental Authority, Philadelphia Funding Program, Special Tax, Special Tax, MBIA-RE FGIC Callable 07/06/09 @ 100
5.250%, 06/15/15	1,000	1,001
Pennsylvania State, Ser 1, GO Callable 05/15/18 @ 100
5.000%, 05/15/20	1,000	1,129
Pennsylvania State, Ser 2, GO Callable 01/01/16 @ 100
5.000%, 01/01/19	1,000	1,110
Pennsylvania State, Ser 3, GO, FSA
5.375%, 07/01/20	1,000	1,194
Pennsylvania State, University, Ser A, RB Callable 03/01/19 @ 100
5.000%, 03/01/22	835	931
Philadelphia, Gas Works Authority, Ser B, RB, MBIA
7.000%, 05/15/20 (A)	945	1,150
Philadelphia, GO, CIFG Callable 08/01/16 @ 100
5.000%, 08/01/17	1,000	1,005
Philadelphia, Hospitals & Higher Education Facilities Authority, Jefferson Health Systems Project, Ser A, RB, AMBAC Callable 07/06/09 @ 100
5.125%, 05/15/18	1,000	1,003
Philadelphia, School District, Ser B, GO, AMBAC
5.000%, 04/01/13	500	530
Philadelphia, Water & Wastewater Authority, Ser A, RB, AMBAC
5.000%, 08/01/15	1,000	1,089
Pittsburgh, Public Parking Authority, Saint Francis General Hospital Project, RB Callable 07/06/09 @ 100
6.625%, 10/01/12 (A)	20	22
Pittsburgh, Ser A, GO, AMBAC
5.500%, 09/01/14	1,885	2,025
Pittsburgh, Urban Redevelopment Authority, Triangle Tax Increment, Ser A, TA Callable 07/06/09 @ 100
6.000%, 12/01/11 (C)	1,800	1,842

3	SEI Tax Exempt Trust / Quarterly Report / May 31, 2009

Schedule of Investments (Unaudited)

Pennsylvania Municipal Bond Fund

May 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Pittsburgh, Urban Redevelopment Authority, Triangle Tax Increment, Ser B, TA Callable 07/06/09 @ 100
6.250%, 03/15/15 (C)	$1,500	$1,500
Quakertown, Hospital Authority, Community Hospital Project, RB
7.125%, 01/01/11 (A)	35	37
Reading, Area Water Authority, RB, FSA Callable 06/01/17 @ 100
5.000%, 12/01/21	2,080	2,275
Scranton-Lackawanna, Health & Welfare Authority, RB
6.625%, 07/01/09 (A)	130	131
South Fayette Township, Sanitation Authority, RB Callable 07/06/09 @ 100
6.375%, 11/01/12 (A)	70	75
South Fork, Municipal Authority, Conemaugh Valley Memorial Hospital, RB
5.625%, 07/01/10	10	10
Southcentral, General Revenue Authority, Hanover Hospital Project, RB, Radian Callable 06/01/12 @ 100
4.900%, 12/01/14	545	534
Susquehanna Township, Sewer Authority, RB Callable 07/06/09 @ 100
6.000%, 11/15/13 (A)	50	54
University of Pittsburgh, Ser B, RB Callable 03/15/19 @ 100
5.500%, 09/15/22	500	561
University of Pittsburgh, University Capital Project, Ser A-RMKT, RB
5.250%, 09/15/18	1,000	1,163
Upper Allen Township, Sewer Authority, RB Callable 07/06/09 @ 100
5.750%, 04/01/13 (A)	135	150
Westmoreland County, Municipal Authority, Special Obligation
9.125%, 07/01/10 (A)	10	10
Willistown Township, Municipal Sewer Authority, RB Callable 07/06/09 @ 100
6.000%, 01/01/15 (A)	15	17
York County, Industrial Development Authority, York Water Project, RB
3.750%, 06/01/10	1,000	992
York Township, Water & Sewer Authority, RB
5.900%, 08/01/13 (A)	90	105

		59,007

Puerto Rico — 13.9%
Puerto Rico Commonwealth, Electric Power Authority, Ser QQ, RB, XLCA
5.500%, 07/01/16	500	522
Puerto Rico Commonwealth, Electric Power Authority, Ser UU, RB, MBIA
5.000%, 07/01/19	500	504
Puerto Rico Commonwealth, Government Development Board, Senior Notes, Ser B, RB
5.000%, 12/01/11	250	257
5.000%, 12/01/13	880	882
5.000%, 12/01/14	650	646
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser AA, RB, MBIA
5.500%, 07/01/18	1,100	1,114
5.500%, 07/01/19	1,000	1,008
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser K, RB
5.000%, 07/01/13	480	481
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser N, RB
5.500%, 07/01/24	1,000	966
Puerto Rico Commonwealth, Housing Finance Authority, Capital Funding Program, RB
5.000%, 12/01/13	175	184

4	SEI Tax Exempt Trust / Quarterly Report / May 31, 2009

Schedule of Investments (Unaudited)

Pennsylvania Municipal Bond Fund

May 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Puerto Rico Commonwealth, Housing Finance Authority, Capital Funding Program, RB
5.000%, 12/01/13 (A)	$325	$365
Puerto Rico Commonwealth, Public Buildings Authority, Government Facilities Project, Ser C, RB
5.500%, 07/01/16	1,000	1,012
Puerto Rico Commonwealth, Public Finance Authority, Commonwealth Appropriations Project, Ser A, RB Callable 02/01/12 @ 100
5.750%, 08/01/27 (C)(D)	1,135	1,142

	Face Amount ($ Thousands)/ Shares
Puerto Rico Commonwealth, Public Improvement Project, Ser A, GO, MBIA
5.500%, 07/01/18	$1,000	1,006

		10,089

Total Municipal Bonds (Cost $69,380) ($ Thousands)		69,096

CASH EQUIVALENT — 4.0%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A, 0.690% ‡(E)	2,922,088	2,922

Total Cash Equivalent (Cost $2,922) ($ Thousands)		2,922

Total Investments — 98.8% (Cost $72,302) ($ Thousands)†		$72,018

Percentages are based on Net Assets of $72,922 ($ Thousands).

‡	Investment in Affiliated Security.

(A)	Security is escrowed to maturity.

(B)	Pre-Refunded Securities - The maturity date shown is the pre-refunded date.

(C)	Securities are held in connection with a letter of credit issued by a major bank.

(D)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on May 31, 2009. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(E)	Rate shown is the 7-day effective yield as of May 31, 2009

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

CIFG — CDC IXIS Financial Guaranty

Cl — Class

FGIC — Financial Guaranty Insurance Company

FSA — Financial Security Assistance

GO — General Obligation

MBIA — Municipal Bond Investors Association

MBIA-RE FGIC — Municipal Bond Investors Association reinsurance of Financial Guaranty

Radian — Radian Asset Assurance

RB — Revenue Bond

Ser — Series

TA — Tax Allocation

XLCA — XL Capital Assurance

†	At May 31, 2009, the tax basis cost of the Fund’s investments was $72,268 ($ Thousands), and the unrealized appreciation and depreciation were $1,704 ($ Thousands) and $(1,954) ($ Thousands), respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

5	SEI Tax Exempt Trust / Quarterly Report / May 31, 2009

Schedule of Investments (Unaudited)

Massachusetts Municipal Bond Fund

May 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 97.6%
Massachusetts — 83.9%
Erving, GO
5.375%, 06/15/12	$500	$518
Fall River, GO, FSA Callable 02/01/13 @ 101
5.250%, 02/01/15	750	814
Massachusetts Bay, Transportation Authority, General Transportation System Project, Ser A, RB
5.875%, 03/01/15	185	218
5.500%, 03/01/12	500	524
Massachusetts Bay, Transportation Authority, General Transportation System Project, Ser A, RB, FGIC
7.000%, 03/01/21	500	613
Massachusetts Bay, Transportation Authority, General Transportation System Project, Ser A, RB, MBIA
7.000%, 03/01/11	750	822
Massachusetts Bay, Transportation Authority, Ser A, RB
5.250%, 07/01/30	500	553
5.000%, 07/01/22	500	570
Massachusetts Bay, Transportation Authority, Ser A, RB Callable 07/01/10 @ 100
5.750%, 07/01/13	45	47
Massachusetts Bay, Transportation Authority, Ser B, RB
5.250%, 07/01/21	1,000	1,179
Massachusetts Bay, Transportation Authority, Ser C, RB
5.500%, 07/01/18	245	292
5.250%, 07/01/21	250	294
Massachusetts State, Development Finance Agency, Babson College Project, Ser A, RB, MBIA
5.000%, 10/01/17	500	485
Massachusetts State, Development Finance Agency, Biomedical Research Project, Ser C, RB Callable 08/01/10 @ 101
6.000%, 08/01/11	210	222
Massachusetts State, Development Finance Agency, Boston College Project, Ser P, RB Callable 07/01/17 @ 100
5.000%, 07/01/19	250	274
Massachusetts State, Development Finance Agency, Emerson College Project, Ser A, RB
5.000%, 01/01/14	1,000	1,041
Massachusetts State, Development Finance Agency, Hampshire College Project, RB
5.150%, 10/01/14	450	449
Massachusetts State, Development Finance Agency, Holy Cross Project, Ser B, RB, AMBAC Callable 09/01/17 @ 100
5.000%, 09/01/18	250	273
Massachusetts State, Development Finance Agency, Pharmacy & Allied Health Sciences Project, Ser C, RB
5.000%, 07/01/10 (A)	175	184
Massachusetts State, Development Finance Agency, Phillips Academy Project, RB
5.000%, 09/01/18	250	292
Massachusetts State, Development Finance Agency, Visual & Performing Arts Project, RB
5.750%, 08/01/14	500	561
Massachusetts State, Health & Educational Facilities Authority, Baystate Medical Center Project, Ser F, RB
5.000%, 07/01/10	250	254

1	SEI Tax Exempt Trust / Quarterly Report / May 31, 2009

Schedule of Investments (Unaudited)

Massachusetts Municipal Bond Fund

May 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Massachusetts State, Health & Educational Facilities Authority, Harvard University Project, Ser A, RB Callable 11/15/18 @ 100
5.250%, 11/15/21	$500	$582
Massachusetts State, Health & Educational Facilities Authority, Harvard University Project, Ser N, RB
6.250%, 04/01/20	500	647
Massachusetts State, Health & Educational Facilities Authority, Lahey Clinic Medical Center, Ser C, RB, MBIA- RE FGIC
5.000%, 08/15/15	1,320	1,373
Massachusetts State, Health & Educational Facilities Authority, North Adams Regional Hospital Project, Ser C, RB
6.750%, 07/01/09	10	10
Massachusetts State, Health & Educational Facilities Authority, Partners Healthcare Systems Project, Ser G, RB Callable 07/01/17 @ 100
5.000%, 07/01/18	200	219
Massachusetts State, Health & Educational Facilities Authority, RB
5.000%, 08/15/15	250	282
Massachusetts State, Health & Educational Facilities Authority, Ser K, RB
5.500%, 07/01/22	250	305
Massachusetts State, Health & Educational Facilities Authority, Ser M, RB
5.250%, 07/01/29	500	572
Massachusetts State, Health & Educational Facilities Authority, Tufts University Project, Ser J, RB
5.500%, 08/15/15	300	351
Massachusetts State, Housing Finance Agency, Ser D, AMT, RB Callable 12/01/09 @ 100 3.900%,
12/01/17 (B)(C)	1,000	1,010
Massachusetts State, Housing Finance Agency, Ser E, AMT, RB Callable 12/01/14 @ 100
5.000%, 12/01/28	250	232
Massachusetts State, Housing Finance Agency, Single Family Housing Project, Ser III, AMT, RB Callable 06/01/13 @ 100
4.200%, 12/01/14 (B)	565	561
Massachusetts State, Industrial Finance Agency, Boston Edison Project, Ser A, RB Callable 07/06/09 @ 100
5.750%, 02/01/14	925	925
Massachusetts State, Port Authority, Bosfuel Project, AMT, RB, MBIA- RE FGIC
5.000%, 07/01/16	750	747
Massachusetts State, Port Authority, Ser C, AMT, RB, FSA
5.000%, 07/01/15	1,150	1,167
Massachusetts State, Ser A, GO, FSA
5.250%, 08/01/20	500	583
Massachusetts State, Ser B, GO, FSA
5.250%, 09/01/21	500	582
Massachusetts State, Ser C, GO, MBIA
5.500%, 12/01/20	750	889
Massachusetts State, Ser D, GO
5.500%, 10/01/16	200	236
Massachusetts State, Ser D, GO, MBIA
5.500%, 11/01/15	500	586
Massachusetts State, Water Pollution Abatement Authority, MWRA Program, Sub-Ser A, RB
6.000%, 08/01/19	500	628

2	SEI Tax Exempt Trust / Quarterly Report / May 31, 2009

Schedule of Investments (Unaudited)

Massachusetts Municipal Bond Fund

May 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Massachusetts State, Water Pollution Abatement Authority, Pool Program, Ser 8, RB Callable 08/01/12 @ 100
5.250%, 08/01/13	$5	$6
Massachusetts State, Water Pollution Abatement Authority, RB
5.250%, 08/01/29	500	571
5.000%, 08/01/20	500	581
Massachusetts State, Water Pollution Abatement Authority, Ser A, RB
5.250%, 08/01/19	350	418
Massachusetts State, Water Pollution Abatement, Ser 14, RB
5.000%, 08/01/19	1,000	1,166
Massachusetts State, Water Resources Authority, Ser A, RB
5.000%, 08/01/15	500	571
Massachusetts State, Water Resources Authority, Ser B, RB, FSA
5.250%, 08/01/23	500	582
Massachusetts State, Water Resources Authority, Ser C, RB
6.000%, 12/01/11	105	112
Springfield, Municipal Purpose Loan, GO, MBIA
5.250%, 08/01/15	500	557
Springfield, Water & Sewer Authority, Ser A, RB, AMBAC Callable 07/15/16 @ 100
5.000%, 07/15/17	500	552

		28,082

Puerto Rico — 13.3%
Puerto Rico Commonwealth, Electric Power Authority, Ser LL, RB, MBIA
5.500%, 07/01/18	250	262
Puerto Rico Commonwealth, Electric Power Authority, Ser QQ, RB, XLCA
5.500%, 07/01/16	250	261
Puerto Rico Commonwealth, GO
6.500%, 07/01/13	250	263
Puerto Rico Commonwealth, Government Development Board, Senior Notes, Ser B, RB
5.000%, 12/01/14	250	248
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser CC, RB
5.000%, 07/01/14	300	299
5.000%, 07/01/16	500	493
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser Y, RB, MBIA
6.250%, 07/01/14 (A)	45	55
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser Y, RB, MBIA
6.250%, 07/01/14	5	5
Puerto Rico Commonwealth, Infrastructure Financing Authority, Special Tax, Ser C, Special Tax, AMBAC
5.500%, 07/01/16	250	253
Puerto Rico Commonwealth, Public Buildings Authority, Government Facilities Project, Ser C, RB
5.500%, 07/01/12	500	510
Puerto Rico Commonwealth, Public Buildings Authority, Government Facilities Project, Ser J, RB Callable 07/01/12 @ 100
5.000%, 07/01/28 (B)	250	250
Puerto Rico Commonwealth, Public Finance Authority, Commonwealth Appropriations Project, Ser A, RB Callable 02/01/12 @ 100
5.750%, 08/01/27 (B)(D)	550	553
Puerto Rico Commonwealth, Public Improvement Project, Ser A, GO
5.250%, 07/01/15	750	752

3	SEI Tax Exempt Trust / Quarterly Report / May 31, 2009

Schedule of Investments (Unaudited)

Massachusetts Municipal Bond Fund

May 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Puerto Rico Commonwealth, Ser A, GO Callable 07/01/12 @ 100
5.000%, 07/01/30 (B)	$250	$250

		4,454

Virgin Islands — 0.4%
Virgin Islands, Public Finance Authority, Gross Receipts Taxes, Ser A, RB
5.625%, 10/01/10	150	152

Total Municipal Bonds (Cost $31,971) ($ Thousands)		32,688

Total Investments — 97.6% (Cost $31,971) ($ Thousands)†		$32,688

Percentages are based on Net Assets of $33,484 ($ Thousands).

(A)	Security is escrowed to maturity.

(B)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on May 31, 2009. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(C)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on May 31, 2009. The coupon on a step bond changes on a specified date.

(D)	Securities are held in connection with a letter of credit issued by a major bank.

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

FGIC — Financial Guaranty Insurance Company

FSA — Financial Security Assistance

GO — General Obligation

MBIA — Municipal Bond Investors Association

MBIA-RE FGIC — Municipal Bond Investors Association reinsurance of Financial Guaranty Insurance Company

RB — Revenue Bond

Ser — Series

XLCA — XL Capital Assurance

†	At May 31, 2009, the tax basis cost of the Fund’s investments was $31,973 ($ Thousands), and the unrealized appreciation and depreciation were $1,116 ($ Thousands) and $(401) ($ Thousands), respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

4	SEI Tax Exempt Trust / Quarterly Report / May 31, 2009

Schedule of Investments (Unaudited)

New Jersey Municipal Bond Fund

May 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 97.0%
New Jersey — 83.8%
Atlantic County, Public Facilities Lease Agreement, COP, MBIA-RE FGIC
6.000%, 03/01/13	$1,000	$1,126
Burlington County, Bridge Authority, Government Loan Program, RB Callable 10/15/12 @ 100
5.000%, 10/15/13	1,290	1,415
Camden County, Municipal Utilities Authority, County Agreement Project, Ser B, RB, MBIA-RE FGIC
5.000%, 07/15/15	1,750	1,929
Cumberland County, Improvement Authority, County Guaranteed Project, RB, MBIA
5.000%, 01/01/13	500	542
East Orange, Ser A, GO, FSA
5.000%, 08/01/12	1,185	1,254
Freehold, Regional High School District, GO, MBIA-RE FGIC
5.000%, 03/01/15	1,280	1,465
Garden State, Preservation Trust, Ser C, RB, FSA
5.125%, 11/01/16	1,000	1,153
Lacey, Municipal Utilities Authority, RB, AMBAC Callable 12/01/17 @ 100
5.000%, 12/01/19	550	613
Lafayette Yard, Community Development Authority, Trenton Hotel/Conference Center Project, RB, MBIA Pre-Refunded @ 101
6.125%, 04/01/16 (A)	500	528
5.250%, 04/01/12 (A)	540	567
New Jersey State, Casino Reinvestment Development Authority, Ser A, RB, MBIA
5.000%, 06/01/14	3,000	3,130
New Jersey State, Economic Development Authority, Masonic Charity Foundation Project, RB Callable 06/01/11 @ 102
5.000%, 06/01/12	890	917
New Jersey State, Economic Development Authority, Motor Vehicle Surcharge Revenue Project, Ser A, RB, MBIA Callable 07/01/14 @ 100
5.250%, 07/01/15	2,000	2,137
New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser K, RB, AMBAC Callable 12/15/15 @ 100
5.250%, 12/15/16	1,485	1,618
New Jersey State, Educational Facilities Authority, College of New Jersey Project, Ser D, RB, FSA Callable 07/01/18 @ 100
5.000%, 07/01/23	2,695	2,911
New Jersey State, Educational Facilities Authority, Fairleigh Dickinson Project, Ser C, RB
6.000%, 07/01/12	1,670	1,718
New Jersey State, Educational Facilities Authority, Princeton University Project, Ser E, RB
5.000%, 07/01/15	2,500	2,885
New Jersey State, Educational Facilities Authority, Ramapo College Project, Ser I, RB, AMBAC Callable 07/01/17 @ 100
5.000%, 07/01/18	1,620	1,826
New Jersey State, Environmental Infrastructure Trust, Ser A, RB
5.000%, 09/01/20	1,220	1,420

1	SEI Tax Exempt Trust / Quarterly Report / May 31, 2009

Schedule of Investments (Unaudited)

New Jersey Municipal Bond Fund

May 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
New Jersey State, Health Care Facilities Financing Authority, Atlantic Care Regional Medical Center Project, RB Callable 07/01/17 @ 100
5.000%, 07/01/21	$2,000	$1,943
New Jersey State, Health Care Facilities Financing Authority, Burdette Tomlin Memorial Hospital Project, RB Callable 07/01/09 @ 101
5.250%, 07/01/11	535	541
New Jersey State, Health Care Facilities Financing Authority, Children’s Specialized Hospital Project, Ser A, RB Callable 07/01/15 @ 100
5.000%, 07/01/18	200	184
New Jersey State, Health Care Facilities Financing Authority, Children’s Specialized Hospital Project, Ser A, RB
5.000%, 07/01/12	400	398
5.000%, 07/01/14	510	498
New Jersey State, Health Care Facilities Financing Authority, RWJ Health Care Corporation Project, Ser B, RB, Radian
5.000%, 07/01/13	1,000	998
5.000%, 07/01/14	570	562
New Jersey State, Health Care Facilities Financing Authority, South Jersey Hospital Project, RB Callable 07/01/16 @ 100
5.000%, 07/01/17	1,875	1,869
New Jersey State, Ser H, GO, FSA
5.250%, 07/01/15	1,485	1,706
New Jersey State, Transportation Administration, Federal Transportation Grants, Ser B, COP, AMBAC
5.500%, 09/15/11	3,450	3,696
New Jersey State, Transportation Trust Fund, Transportation Systems Project, Ser A, RB, MBIA
5.250%, 12/15/21	1,615	1,753
New Jersey State, Transportation Trust Fund, Transportation Systems Project, Ser A, RB
5.000%, 06/15/10 (B)	165	173
New Jersey State, Transportation Trust Fund, Transportation Systems Project, Ser A, RB, FSA
5.500%, 12/15/16	3,000	3,396
New Jersey State, Transportation Trust Fund, Transportation Systems Project, Ser C, RB, FGIC Pre-Refunded @ 100
5.250%, 06/15/16 (A)	1,165	1,370
New Jersey State, Transportation Trust Fund, Transportation Systems Project, Ser C, RB, MBIA
5.250%, 06/15/13 (B)	3,000	3,427
New Jersey State, Transportation Trust Fund, Transportation Systems Project, Ser D, RB, AMBAC Pre-Refunded @ 100
5.000%, 06/15/17 (A)	2,115	2,457
Ocean County, Waste Utilities Authority, RB
5.250%, 01/01/10	665	667
Passaic Valley, Sewer Authority, Ser F, RB, MBIA-RE FGIC
5.000%, 12/01/12	1,270	1,351
Rahway, COP, MBIA-RE FGIC Callable 02/15/10 @ 101
5.400%, 02/15/13	475	490
5.300%, 02/15/12	450	465
Rutgers University, Ser F, RB Callable 05/01/19 @ 100
5.000%, 05/01/21	1,040	1,166
5.000%, 05/01/22	1,000	1,108

2	SEI Tax Exempt Trust / Quarterly Report / May 31, 2009

Schedule of Investments (Unaudited)

New Jersey Municipal Bond Fund

May 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Southeast Morris County, Municipal Utilities Authority, RB, MBIA Callable 01/01/11 @ 100
5.000%, 01/01/13	$1,215	$1,267
Trenton, GO, MBIA
5.000%, 12/01/11	1,360	1,430
West Windsor Plainsboro, Regional School District, GO, FSA
5.000%, 09/15/16	1,075	1,247
5.000%, 09/15/17	635	738

		64,054

New York — 4.4%
New York & New Jersey, Port Authority, One Hundred Forty Eighth Project, RB, FSA Callable 08/15/17 @ 100
5.000%, 08/15/19	3,000	3,343

Pennsylvania — 3.4%
Delaware River, Joint Toll Bridge Commission, Ser A, RB, MBIA
5.500%, 07/01/18	1,500	1,775
5.000%, 07/01/16	730	837

		2,612

Puerto Rico — 5.4%
Puerto Rico Commonwealth, Electric Power Authority, Ser JJ, RB, XLCA
5.375%, 07/01/17	1,000	1,033
Puerto Rico Commonwealth, Electric Power Authority, Ser UU, RB, MBIA
5.000%, 07/01/19	1,000	1,008
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser E, RB, FSA
5.500%, 07/01/12	1,015	1,065
Puerto Rico Commonwealth, Public Improvement Project, Ser A, GO, MBIA
5.500%, 07/01/18	1,000	1,006

		4,112

Total Municipal Bonds (Cost $71,935) ($ Thousands)		74,121

CASH EQUIVALENT — 1.4%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A, 0.690% ‡(C)	1,054,890	$1,055

Total Cash Equivalent (Cost $1,055) ($ Thousands)		$1,055

Total Investments — 98.4% (Cost $72,990) ($ Thousands)†		$75,176

Percentages are based on Net Assets of $76,385 ($ Thousands).

‡	Investment in Affiliated Security.

(A)	Pre-Refunded Securities - The maturity date shown is the pre-refunded date.

(B)	Security is escrowed to maturity.

(C)	Rate shown is the 7-day effective yield as of May 31, 2009

AMBAC — American Municipal Bond Assurance Corporation

Cl — Class

COP — Certificate of Participation

FGIC — Financial Guaranty Insurance Company

FSA — Financial Security Assistance

GO — General Obligation

MBIA — Municipal Bond Investors Association

MBIA-RE FGIC — Municipal Bond Investors Association reinsurance of Financial Guaranty Insurance Company

Radian — Radian Asset Assurance

RB — Revenue Bond

Ser — Series

XLCA — XL Capital Assurance

†	At May 31, 2009, the tax basis cost of the Fund’s investments was $72,990 ($ Thousands), and the unrealized appreciation and depreciation were $2,818 ($ Thousands) and $(632) ($ Thousands), respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

3	SEI Tax Exempt Trust / Quarterly Report / May 31, 2009

Schedule of Investments (Unaudited)

New York Municipal Bond Fund

May 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 98.1%
New York — 83.2%
Amherst, Industrial Development Agency, Mandatory Tender, Ser A, RB, Radian
4.200%, 10/01/31 (A)	$475	$471
Dutchess County, Industrial Development Agency, Bard College Civic Facilities Project, Ser A-1, RB
5.000%, 08/01/17	500	481
Dutchess County, Industrial Development Agency, IBM Project, AMT, RB Callable 12/01/09 @ 100
5.450%, 12/01/29 (A)	1,000	1,011
Erie County, Water Authority, RB
5.000%, 12/01/16	1,000	1,135
Islip, Resource Recovery Agency, Ser F, AMT, RB, FSA
5.000%, 07/01/12	1,000	1,037
Long Island, Power Authority, Ser E, RB, MBIA Callable 12/01/16 @ 100
5.000%, 12/01/18	1,000	1,052
Long Island, Power Authority, Ser E, RB, MBIA-RE FGIC Callable 12/01/16 @ 100
5.000%, 12/01/17	500	533
Long Island, Power Authority, Ser F, RB, MBIA
5.000%, 05/01/15	1,000	1,080
Metropolitan New York, Transportation Authority, Ser A, RB
5.000%, 11/15/13	1,000	1,077
Metropolitan New York, Transportation Authority, Ser A, RB, MBIA
5.000%, 11/15/14	1,290	1,370
Metropolitan New York, Transportation Authority, Ser A, RB, MBIA-RE FGIC Callable 11/15/17 @ 100
5.000%, 11/15/18	1,000	1,040
Metropolitan New York, Transportation Authority, Ser A, RB, MBIA-RE FGIC Callable 11/15/11 @ 100
5.250%, 11/15/12	1,000	1,073
Metropolitan New York, Transportation Authority, Ser C, RB, AMBAC
5.000%, 11/15/13	1,000	1,098
Metropolitan New York, Transportation Authority, Ser B, RB Callable 11/15/19 @ 100
5.250%, 11/15/20	500	541
Mount Sinai, Free School District, GO, AMBAC
6.200%, 02/15/14	500	577
Nassau County, Interim Finance Authority, Ser A, RB, MBIA
5.000%, 11/15/14	500	565
Nassau County, Interim Finance Authority, Ser A-1, RB, AMBAC Callable 11/15/11 @ 100
5.375%, 11/15/14	75	80
Nassau County, Ser A, GO, MBIA-RE FGIC
6.000%, 07/01/10	100	105
New York & New Jersey, Port Authority, JFK International Airport Terminal Project, Ser 6, AMT, RB, MBIA
6.250%, 12/01/09	500	507
New York & New Jersey, Port Authority, One Hundred Thirty Ninth Project, AMT, RB, MBIA- RE FGIC
5.000%, 10/01/13	1,000	1,062
New York & New Jersey, Port Authority, Ser 131, AMT, RB Callable 06/15/13 @ 101
5.000%, 12/15/13	1,500	1,611
New York & New Jersey, Port Authority, Ser 85, RB, AMBAC
5.200%, 09/01/15	1,215	1,414

1	SEI Tax Exempt Trust / Quarterly Report / May 31, 2009

Schedule of Investments (Unaudited)

New York Municipal Bond Fund

May 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
New York City, Housing Development Authority, Capital Funding Program, Ser A, RB, MBIA-RE FGIC Callable 07/01/15 @ 100
5.000%, 07/01/16	$1,975	$2,138
New York City, Housing Development Authority, Capital Funding Program, Ser A, RB, MBIA-RE FGIC
5.000%, 07/01/12	1,000	1,084
New York City, Industrial Development Agency, Terminal One Group Association Project, AMT, RB
5.500%, 01/01/14	1,000	1,001
5.000%, 01/01/10	750	762
New York City, Ser C, GO
5.000%, 08/01/13	500	546
New York City, Ser C, GO, CIFG
5.000%, 08/01/14	1,500	1,654
New York City, Ser C, GO, MBIA
5.000%, 08/01/15	750	825
New York City, Ser G, GO
5.000%, 08/01/15	705	776
New York City, Ser G, GO, AMBAC Callable 02/01/16 @ 100
5.000%, 08/01/17	725	784
New York City, Ser H, GO
5.000%, 08/01/13	840	918
New York City, Ser H, GO, FGIC
6.000%, 08/01/12	750	834
New York City, Ser H, GO, FGIC Callable 08/01/14 @ 100
5.000%, 08/01/15	750	813
New York City, Ser I, GO, MBIA Callable 08/01/14 @ 100
5.000%, 08/01/17	500	532
New York City, Sub-Ser F-1, GO
5.000%, 09/01/13	750	820
New York City, Sub-Ser J, GO Callable 06/01/16 @ 100
5.000%, 06/01/17	300	325
New York City, Transitional Finance Authority, Future Tax Secured Project, Ser A, RB Callable 11/01/11 @ 100
5.500%, 11/01/26 (A)(B)	750	800
New York City, Transitional Finance Authority, Future Tax Secured Project, Ser B, RB Callable 02/01/11 @ 100
5.250%, 02/01/29 (A)(B)	750	783
New York City, Transitional Finance Authority, Future Tax Secured Project, Sub-Ser D-2, RB Callable 05/01/14 @ 100
5.000%, 11/01/14	1,000	1,111
New York City, Transitional Finance Authority, Ser S-1, RB, MBIA-RE FGIC
5.000%, 07/15/16	350	379
New York City, Transportation Authority, Livingston Plaza Project, RB, FSA
5.400%, 01/01/18 (C)	105	122
New York Local Government Assistance, Ser E, RB
6.000%, 04/01/14	1,040	1,158
New York State, Dormitory Authority, City University System, Special Obligation, Ser D, RB, FGIC
5.750%, 07/01/12	1,000	1,053
New York State, Dormitory Authority, Columbia University, Ser A, RB Callable 07/01/16 @ 100
5.000%, 07/01/20	1,000	1,110
New York State, Dormitory Authority, Education Project, Ser D, RB
5.000%, 03/15/14	1,000	1,113

2	SEI Tax Exempt Trust / Quarterly Report / May 31, 2009

Schedule of Investments (Unaudited)

New York Municipal Bond Fund

May 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
New York State, Dormitory Authority, Health Quest Systems Project, Ser B, RB
5.000%, 07/01/15	$740	$821
5.000%, 07/01/16	655	729
New York State, Dormitory Authority, Interfaith Medical Center Project, RB
5.000%, 02/15/18	1,000	1,057
New York State, Dormitory Authority, Manhattan College Project, RB, Radian
5.500%, 07/01/11	900	924
New York State, Dormitory Authority, Mental Health Project, RB, FSA Callable 02/15/15 @ 100
5.000%, 02/15/16	1,500	1,621
New York State, Dormitory Authority, Mental Health Project, Ser G, RB, AMBAC
5.250%, 08/15/09	385	388
New York State, Dormitory Authority, Mental Health Services Facilities Improvement Project, Ser C, RB, MBIA-RE FGIC
5.000%, 02/15/13	800	856
New York State, Dormitory Authority, Mental Health Services Facilities Improvement Project, Ser D, RB, FSA
5.250%, 08/15/18	1,000	1,113
New York State, Dormitory Authority, Mental Health Services Facilities Improvement Project, Ser D, RB, MBIA-RE FGIC Callable 02/15/15 @ 100
5.000%, 08/15/19	1,000	1,036
New York State, Dormitory Authority, New York State Department of Health Project, RB
5.250%, 07/01/13	500	542
New York State, Dormitory Authority, New York University Project, Ser A, RB, MBIA
6.000%, 07/01/19	100	121
New York State, Dormitory Authority, New York University Project, Ser B, RB
5.000%, 07/01/16	500	566
New York State, Dormitory Authority, Rochester Institute of Technology Project, Ser A, RB, AMBAC
5.000%, 07/01/12	1,000	1,089
5.000%, 07/01/13	1,000	1,099
New York State, Dormitory Authority, Ser B, RB, AMBAC
5.500%, 03/15/24	1,000	1,149
New York State, Dormitory Authority, Ser B, RB, XLCA
5.250%, 07/01/32 (A)	1,000	1,060
New York State, Dormitory Authority, Siena College Project, RB, MBIA
5.000%, 07/01/16	500	549
New York State, Dormitory Authority, State University Educational Facilities Project, Ser A, RB
5.500%, 05/15/13	810	869
New York State, Dormitory Authority, State University Educational Facilities Project, Ser A, RB, AMBAC
5.250%, 05/15/15	1,170	1,271
New York State, Dormitory Authority, State University Educational Facilities Project, Ser A, RB, FGIC
7.500%, 05/15/13	600	702
New York State, Environmental Facilities Authority, New York City Water Project, RB
5.750%, 06/15/09	5	5
5.750%, 06/15/10	35	37

3	SEI Tax Exempt Trust / Quarterly Report / May 31, 2009

Schedule of Investments (Unaudited)

New York Municipal Bond Fund

May 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
New York State, Environmental Facilities Authority, Revolving Funds - New York City Municipal Water Project, Ser A, RB Callable 06/15/18 @ 100
5.000%, 06/15/24	$1,500	$1,620
New York State, Environmental Facilities Authority, Revolving Funds - New York City Municipal Water Project, Ser E, RB
5.000%, 06/15/14	750	850
New York State, Environmental Facilities Authority, Revolving Funds, Ser B, RB
5.000%, 11/15/16	1,000	1,158
New York State, Environmental Facilities Authority, Ser A, RB,
5.250%, 12/15/13	1,000	1,130
New York State, Environmental Facilities Authority, State Water Project, Ser A, RB
5.750%, 06/15/09 (C)	5	5
New York State, Mortgage Agency, Homeowner Mortgage Project, Ser 98, RB Callable 04/01/11 @ 100
5.050%, 10/01/17	825	832
New York State, Mortgage Agency, Ser 26, RB Callable 07/01/10 @ 100
5.350%, 10/01/16	30	30
New York State, Sales Tax Asset Receivables Project, Ser A, RB, MBIA Callable 10/15/14 @ 100
5.000%, 10/15/17	1,000	1,110
New York State, Thruway & Highway Board, Ser B, RB, FSA
5.000%, 04/01/14	1,000	1,104
5.000%, 04/01/15	1,000	1,110
New York State, Thruway & Highway Board, Ser B, RB, MBIA-RE FGIC Callable 10/01/15 @ 100
5.000%, 04/01/16	1,000	1,094
New York State, Thruway Authority, Ser B, RB Callable 10/01/18 @ 100
5.000%, 04/01/20	1,000	1,082
New York State, Thruway Authority, Ser H, RB, MBIA
5.000%, 01/01/15	635	699
New York State, Thruway Authority, Transportation Project, Ser A, RB, FSA
5.000%, 03/15/14	1,000	1,111
New York State, Triborough Bridge & Tunnel Authority, General Purpose Project, Ser SR, RB
5.500%, 01/01/12 (C)	330	351
New York State, Triborough Bridge & Tunnel Authority, RB
5.500%, 11/15/20	750	855
New York State, Triborough Bridge & Tunnel Authority, Ser C, RB
5.000%, 11/15/15	1,000	1,130
New York State, Urban Development Authority, Personal Income Tax Project, Ser A-1, RB
5.000%, 12/15/16	250	284
5.000%, 12/15/17	1,000	1,135
New York State, Urban Development Authority, Personal Income Tax Project, Ser A-1, RB, AMBAC
5.000%, 12/15/15	1,000	1,125
New York State, Urban Development Authority, Ser A, RB
5.000%, 01/01/17	450	467
New York State, Urban Development Authority, Service Contract, RB, FSA
5.000%, 01/01/15	500	547

4	SEI Tax Exempt Trust / Quarterly Report / May 31, 2009

Schedule of Investments (Unaudited)

New York Municipal Bond Fund

May 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
New York State, Urban Development Authority, Service Contract, Ser A, RB
5.000%, 01/01/15	$500	$546
Troy, Industrial Development Authority, Rensselaer Polytechnic Institute Project, Ser A, RB
5.500%, 09/01/10	400	417
TSASC, Ser 1, RB Callable 06/01/16 @ 100
4.750%, 06/01/22	2,785	2,226
Westchester County, Ser C, GO
5.000%, 11/01/17	850	998
Yonkers, Ser A, GO, FSA
5.000%, 05/01/17	300	328
Yonkers, Ser A, GO, MBIA
5.000%, 08/01/13	1,500	1,576

		82,885

Puerto Rico — 14.7%
Puerto Rico Commonwealth, Electric Power Authority, Ser QQ, RB, XLCA
5.500%, 07/01/16	500	523
Puerto Rico Commonwealth, Electric Power Authority, Ser UU, RB, MBIA
5.000%, 07/01/19	500	504
Puerto Rico Commonwealth, Government Development Board, Senior Notes, Ser B, RB
5.000%, 12/01/11	500	514
5.000%, 12/01/15	750	742
Puerto Rico Commonwealth, Highway & Transportation Authority, RB, FSA
5.500%, 07/01/25	1,740	1,822
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser CC, RB
5.000%, 07/01/16	2,100	2,070
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser E, RB, FSA
5.500%, 07/01/19	750	789
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser Y, RB, MBIA
6.250%, 07/01/14 (C)	115	139
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser Y, RB, MBIA
6.250%, 07/01/14	10	11
Puerto Rico Commonwealth, Housing Finance Authority, Capital Funding Program, RB
5.000%, 12/01/13 (C)	985	1,106
Puerto Rico Commonwealth, Housing Finance Authority, Capital Funding Program, RB
5.000%, 12/01/13	515	541
Puerto Rico Commonwealth, Infrastructure Financing Authority, Special Tax, Ser C, Special Tax, AMBAC
5.500%, 07/01/16	500	506
Puerto Rico Commonwealth, Public Buildings Authority, Government Facilities Project, Ser C, RB
5.500%, 07/01/12	250	255
Puerto Rico Commonwealth, Public Buildings Authority, Government Facilities Project, Ser J, RB Callable 07/01/12 @ 100
5.000%, 07/01/28 (A)	1,000	1,000
Puerto Rico Commonwealth, Public Buildings Authority, Government Facilities Project, Ser N, RB
5.250%, 07/01/17	765	759

5	SEI Tax Exempt Trust / Quarterly Report / May 31, 2009

Schedule of Investments (Unaudited)

New York Municipal Bond Fund

May 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Puerto Rico Commonwealth, Public Finance Authority, Commonwealth Appropriations Project, Ser A, RB Callable 02/01/12 @ 100
5.750%, 08/01/27 (A)(D)	$2,350	$2,364
Puerto Rico Commonwealth, Ser A, GO Callable 07/01/12 @ 100
5.000%, 07/01/30 (A)	1,000	1,000

		14,645

	Face Amount ($ Thousands)/Shares
Virgin Islands — 0.2%
Virgin Islands, Public Finance Authority, Gross Receipts Taxes, Ser A, RB
5.625%, 10/01/10	$150	152

Total Municipal Bonds (Cost $96,336) ($ Thousands)		97,682

CASH EQUIVALENT — 1.1%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A, 0.690% ‡(E)	1,118,510	1,119

Total Cash Equivalent (Cost $1,119) ($ Thousands)		1,119

Total Investments — 99.2% (Cost $97,455) ($ Thousands)†		$98,801

Percentages are based on Net Assets of $99,588 ($ Thousands).

‡	Investment in Affiliated Security.

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on May 31, 2009. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(B)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on May 31, 2009. The coupon on a step bond changes on a specified date.

(C)	Security is escrowed to maturity.

(D)	Securities are held in connection with a letter of credit issued by a major bank.

(E)	Rate shown is the 7-day effective yield as of May 31, 2009

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

CIFG — CDC IXIS Financial Guaranty

Cl — Class

FGIC — Financial Guaranty Insurance Company

FSA — Financial Security Assistance

GO — General Obligation

MBIA — Municipal Bond Investors Association

MBIA-RE FGIC — Municipal Bond Investors Association reinsurance of Financial Guaranty

Radian — Radian Asset Assurance

RB — Revenue Bond

Ser — Series

XLCA — XL Capital Assurance

†	At May 31, 2009, the tax basis cost of the Fund’s investments was $97,455 ($ Thousands), and the unrealized appreciation and depreciation were $2,699 ($ Thousands) and $(1,353) ($ Thousands), respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

6	SEI Tax Exempt Trust / Quarterly Report / May 31, 2009

Schedule of Investments (Unaudited)

California Municipal Bond Fund

May 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 96.2%
California — 92.2%
Antelope Valley, Community College District, Election 2004, Ser C, GO, MBIA Callable 08/01/17 @ 100
5.000%, 08/01/24	$1,000	$1,041
Bay Area Toll Authority, Ser F, RB Callable 04/01/17 @ 100
5.000%, 04/01/23	2,000	2,096
California State University, Ser A, RB Callable 05/01/19 @ 100
5.250%, 11/01/21	2,000	2,149
California State University, Ser A, RB
5.000%, 11/01/17	2,000	2,205
California State University, Ser A, RB, FSA
5.000%, 11/01/16	1,235	1,392
California State, Communities Development Authority, Health Facilities-Adventist Health Project, Ser A, RB
5.000%, 03/01/15	1,385	1,427
California State, Communities Development Authority, Huntington Memorial Hospital Project, RB
5.000%, 07/01/15	2,860	2,943
California State, Communities Development Authority, LA Jewish Home Project, RB Callable 11/15/10 @ 100
4.500%, 11/15/13	3,000	3,036
California State, Communities Development Authority, Redlands Community Hospital Project, Ser A, RB, Radian
5.000%, 04/01/14	1,000	964
California State, Communities Development Authority, Ser A, RB
5.000%, 04/01/19	2,000	2,033
California State, Department of Water Resources & Power, Ser Y, RB, FGIC Pre-Refunded @ 100
5.250%, 12/01/19 (A)	30	34
California State, Educational Facilities Authority, Santa Clara University Project, RB, AMBAC
5.250%, 09/01/19	1,250	1,422
California State, GO
5.250%, 02/01/18	2,000	2,117
5.000%, 10/01/16	3,225	3,405
California State, GO Callable 03/01/16 @ 100
5.000%, 03/01/20	5,000	5,074
California State, Health Facilities Financing Authority, Cedars-Sinai Medical Center Project, RB
5.000%, 11/15/14	1,000	1,051
California State, Public Works Board, California State University Project, Ser A, RB, MBIA-RE FGIC
5.250%, 10/01/17	1,380	1,459
California State, Public Works Board, Department of General Services - Butterfield Street Project, Ser A, RB
5.000%, 06/01/15	1,000	1,035
California State, Public Works Board, Department of General Services Project, Ser A, RB, FSA Callable 04/01/16 @ 100
5.000%, 04/01/17	1,560	1,621
California State, Various Purposes, GO
5.000%, 03/01/15	7,000	7,456
California State, Various Purposes, GO, FSA
5.000%, 09/01/16	2,000	2,140
Corona-Norca, Unified School District, Ser B, GO, FSA
9.012%, 09/01/13 (B)	1,000	881
8.777%, 09/01/12 (B)	1,005	922
Del Mar, Race Track Authority, RB
5.000%, 08/15/10	700	701

1	SEI Tax Exempt Trust / Quarterly Report / May 31, 2009

Schedule of Investments (Unaudited)

California Municipal Bond Fund

May 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Evergreen, Elementary School District, GO, MBIA Callable 09/01/14 @ 100
5.000%, 09/01/22	$2,270	$2,360
Fontana, Redevelopment Agency, Jurupa Hills Redevelopment Project, Ser A, TA Callable 10/01/09 @ 101
5.200%, 10/01/10	1,615	1,638
Fontana, Redevelopment Agency, Jurupa Hills Redevelopment Project, Ser A, TA
5.100%, 10/01/09	360	362
Fremont, Union High School District, GO, MBIA-RE FGIC Callable 09/01/15 @ 100
5.000%, 09/01/20	2,000	2,156
Fresno, Joint Powers Financing Authority, TA, AMBAC Callable 08/01/10 @ 102
5.500%, 08/01/15	1,445	1,490
Golden West Schools, Financing Authority, Placentia-Yorba Linda University Project, RB, AMBAC
5.500%, 08/01/21	1,500	1,751
Hacienda La Puente, Ser A, GO, MBIA
8.582%, 08/01/15 (B)	1,200	951
Imperial, District Irrigation & Electric Authority, RB
5.000%, 11/01/15	1,000	1,108
Intermodal Container Transfer Facility, Joint Powers Authority, Ser A, RB, AMBAC
5.000%, 11/01/10	1,465	1,533
Loma Linda, University Medical Center Project, Ser A, RB
5.000%, 12/01/15	1,575	1,482
Los Angeles Community College District, Ser A, GO, FSA Callable 08/01/15 @ 100
5.000%, 08/01/20	1,500	1,590
Los Angeles, Departmentof Airports, Los Angeles International Airport Project, Ser C, RB
5.000%, 05/15/17	1,200	1,295
Los Angeles, Sonnenblick Del Rio Project, COP, AMBAC
5.375%, 11/01/10	890	939
Los Angeles, Unified School District, Ser A-2, GO, FGIC Callable 07/01/14 @ 100
5.000%, 07/01/16	1,500	1,616
M-S-R, Public Power Agency, Ser K, RB, MBIA
5.000%, 07/01/13	2,600	2,857
North Orange County, Community College District, Election 2002, Ser B, GO, FGIC Pre-Refunded @ 100
5.000%, 08/01/17 (A)	1,250	1,438
Ontario, Redevelopment Financing Authority, Center City & Cimarron Project No. 1, RB, MBIA
5.000%, 08/01/11	1,270	1,331
Palo Alto, Unified School District, GO, FSA Callable 08/01/15 @ 100
5.000%, 08/01/16	1,195	1,330
Rancho Cucamonga, Redevelopment Agency, Rancho Redevelopment Project, Ser A, TA, AMBAC Callable 09/01/14 @ 100
5.000%, 09/01/15	2,000	2,060
Rancho Mirage, Joint Power Authority, Eisenhower Medical Center Project, Ser A, RB Callable 07/01/17 @ 100
5.000%, 07/01/21	1,000	933
Rancho, Water District Financing Authority, Ser A, RB, FSA Callable 08/01/18 @ 100
5.000%, 08/01/21	1,385	1,499
Redwood City, Elementary School District, GO, MBIA-RE FGIC
5.000%, 08/01/15	2,275	2,585
Riverside, Community College District, GO, FSA Callable 08/01/15 @ 100
5.000%, 08/01/18	1,700	1,852
San Buenaventura, Ser B, COP, AMBAC
5.000%, 01/01/12	1,455	1,576

2	SEI Tax Exempt Trust / Quarterly Report / May 31, 2009

Schedule of Investments (Unaudited)

California Municipal Bond Fund

May 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
San Diego, Burnham Institution for Medical Research Project, COP Callable 09/01/15 @ 102
5.000%, 09/01/16	$575	$523
San Diego, Redevelopment Agency, Centre City Redevelopment Project, Ser A, RB
5.450%, 09/01/09	175	176
San Diego, Redevelopment Agency, Centre City Redevelopment Project, Ser A, TA, XLCA
5.000%, 09/01/13	1,300	1,347
San Francisco City & County, Airports Commission, Ser 2, RB, MBIA-RE FGIC
5.000%, 05/01/12	1,555	1,670
San Francisco City & County, Ser A, GO
5.000%, 06/15/17	3,000	3,373
San Francisco, Bay Area Toll Authority, Ser F, RB
5.000%, 04/01/13	1,000	1,100
San Francisco, State Building Authority, California State & San Francisco Civic Center Project, Ser A, RB, MBIA-RE FGIC Callable 12/01/15 @ 100
5.000%, 12/01/16	3,500	3,652
San Joaquin County, Capital Facilities Project, COP, MBIA
5.500%, 11/15/13	1,000	1,054
San Jose, Redevelopment Agency, Merged Area Redevelopment Project, Ser D, TA, AMBAC Callable 08/01/17 @ 100
5.000%, 08/01/21	5,000	4,707
Santa Fe Springs, Community Development Commission, Construction Redevelopment Project, Ser A, TA, MBIA
5.000%, 09/01/15	2,585	2,793
Santa Rosa, Wastewater Authority, Ser A, RB, AMBAC
5.000%, 09/01/16	2,000	2,238
South San Francisco, School District, RB, MBIA
5.000%, 09/15/17	1,070	1,209
Southern California Public Power Authority, Ser A, RB, FSA
5.000%, 01/01/15	1,750	1,949
Stockton, Essential Services Building, Parking Facility Project, COP
5.000%, 08/01/09 (C)	280	282
Tulare, Local Health Care Authority, RB
5.000%, 11/01/15	525	492
5.000%, 11/01/16	550	509
Turlock, Public Financing Authority, RB Callable 05/01/18 @ 100
4.000%, 05/01/23	2,105	2,078
University of California, Regents Medical Center, Ser A, RB, MBIA Callable 05/15/15 @ 101
5.000%, 05/15/16	1,000	1,099
University of California, Regents Medical Center, Ser A, RB, MBIA
5.000%, 05/15/13	2,000	2,180
University of California, Ser K, RB, MBIA Callable 05/15/15 @ 101
5.000%, 05/15/20	5,790	6,206
Val Verde, Unified School District, COP, FGIC Pre-Refunded @ 100
5.250%, 01/01/16 (A)	1,000	1,158
5.250%, 01/01/22 (A)	1,500	1,736
Val Verde, Unified School District, COP, FGIC
5.000%, 01/01/14 (C)	500	565
Whittier, High School District, GO, MBIA Callable 08/01/15 @ 100
5.000%, 08/01/20	1,485	1,553

		129,985

Puerto Rico — 4.0%
Puerto Rico Commonwealth, Electric Power Authority, RB, MBIA
5.000%, 07/01/20	1,700	1,681
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser K, RB Pre-Refunded @ 100
5.000%, 07/01/40 (A)	1,210	1,411

3	SEI Tax Exempt Trust / Quarterly Report / May 31, 2009

Schedule of Investments (Unaudited)

California Municipal Bond Fund

May 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser X, RB, FSA
5.500%, 07/01/15	$1,490	$1,564

	Face Amount ($ Thousands)/ Shares
Puerto Rico Commonwealth, Public Buildings Authority, Government Facilities Project, Ser C, RB, CIFG
5.500%, 07/01/16	$1,000	1,012

		5,668

Total Municipal Bonds (Cost $134,329) ($ Thousands)		135,653

TAX EXEMPT CORPORATE BOND — 1.2%
California — 1.2%
San Manuel Entertainment Callable 12/01/13 @ 102
4.500%, 12/01/16	2,000	1,703

Total Tax Exempt Corporate Bond (Cost $2,000) ($ Thousands)		1,703

CASH EQUIVALENT — 2.9%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A, 0.690% ‡ (D)	4,140,983	4,141

Total Cash Equivalent (Cost $4,141) ($ Thousands)		4,141

Total Investments — 100.3% (Cost $140,470) ($ Thousands)†		$141,497

Percentages are based on Net Assets of $141,059 ($ Thousands).

‡	Investment in Affiliated Security.

(A)	Pre-Refunded Securities – The maturity date shown is the pre-refunded date.

(B)	Zero coupon security. The rate shown on the schedule of investments represents the security’s effective yield at the time of purchase.

(C)	Security is escrowed to maturity.

(D)	Rate shown is the 7-day effective yield as of May 31, 2009

AMBAC — American Municipal Bond Assurance Corporation

CIFG — CDC IXIS Financial Guaranty

Cl — Class

COP — Certificate of Participation

FGIC — Financial Guaranty Insurance Company

FSA — Financial Security Assistance

GO — General Obligation

MBIA — Municipal Bond Investors Association

MBIA-RE FGIC — Municipal Bond Investors Association reinsurance of Financial Guaranty

Radian — Radian Asset Assurance

RB — Revenue Bond

Ser — Series

TA — Tax Allocation

XLCA — XL Capital Assurance

†	At May 31, 2009, the tax basis cost of the Fund’s investments was $140,437 ($ Thousands), and the unrealized appreciation and depreciation were $3,195 ($ Thousands) and $(2,135) ($ Thousands), respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

4	SEI Tax Exempt Trust / Quarterly Report / May 31, 2009

Schedule of Investments (Unaudited)

Tax - Advantaged Income Fund

May 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 61.1%
Alabama — 1.2%
Colbert County, Northwest Alabama Health Care Authority, RB Callable 06/01/13 @ 101
5.750%, 06/01/27	$800	$684
Montgomery, Medical Clinic Board, Jackson Hospital & Clinic Project, RB Callable 03/01/16 @ 100
5.250%, 03/01/36	750	574
Tuscaloosa, Educational Building Authority, Stillman College Project, Ser A, RB Callable 06/01/17 @ 100
5.000%, 06/01/26	500	363

		1,621

Alaska — 0.9%
Alaska State, Industrial Development & Export Authority, Boys & Girls Home Project, RB Callable 12/01/17 @ 100
6.000%, 12/01/36	200	127
Boro of Matanuska-Susitna, Goose Creek Correctional Center Project, RB Callable 09/01/19 @ 100
6.000%, 09/01/32	1,000	1,084

		1,211

Arizona — 2.6%
Arizona State, School Facilities Board, COP
5.000%, 09/01/12	250	268
Chandler, GO Callable 07/01/18 @ 100
4.000%, 07/01/20	1,000	1,031
Mohave County, Industrial Development Authority, Mohave Prison LLC Expansion Project, RB Callable 05/01/19 @ 100
8.000%, 05/01/25	400	448
Pima County, Industrial Development Authority, American Charter Schools Fundation Project, Ser A, RB Callable 07/01/17 @ 100
5.625%, 07/01/38	250	175
Pima County, Industrial Development Authority, Tuscan Electric Power Project, Ser A, RB Callable 03/01/13 @ 100
6.375%, 09/01/29	1,250	1,175
Pima County, Industrial Development Authority, Tuscon County Day School Project, RB Callable 06/01/17 @ 100
5.000%, 06/01/37	265	176
Salt Verde, Financial Authority, RB
5.000%, 12/01/37	500	399

		3,672

California — 5.7%
Bay Area Toll Authority, Ser F, RB Callable 04/01/16 @ 100
5.000%, 04/01/31	1,000	992
California State, Department of Water Resources, Sub-Ser F-4, RB Callable 06/02/09 @ 100
0.080%, 07/01/09 (A)(B)	1,500	1,500
California State, GO Callable 04/01/19 @ 100
6.000%, 04/01/38	2,000	2,060
California State, Health Facilities Financing Authority, Ser A, RB Callable 07/01/19 @ 100
6.000%, 07/01/39	1,000	1,002
California State, Municipal Finance Authority, Biola University Project, RB Callable 04/01/18 @ 100
5.875%, 10/01/34	250	222
Chabot-Las Positas, Community College Project, Ser B, GO, AMBAC Callable 08/01/16 @ 100
5.000%, 08/01/30	1,000	1,007
Long Beach, Special Tax, Towne Center Project Callable 10/01/18 @ 100
5.400%, 10/01/23	650	531
Port of Oakland, Ser K, AMT, RB, MBIA-RE FGIC Pre-Refunded @ 100
5.750%, 11/01/12 (C)	5	5

1	SEI Tax Exempt Trust / Quarterly Report / May 31, 2009

Schedule of Investments (Unaudited)

Tax - Advantaged Income Fund

May 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Port of Oakland, Ser K, AMT, RB, MBIA-RE FGIC Callable 05/01/10 @ 100
5.750%, 11/01/12	$495	$501
University of California Regents Medical Center, RB, MBIA
1.202%, 05/15/30 (B)	250	151

		7,971

Colorado — 0.8%
Colorado State, Health Facilities Authority, Valley View Hospital Association Project, RB Callable 05/15/18 @ 100
5.750%, 05/15/36	500	435
Colorado State, Public Energy Authority, RB
6.250%, 11/15/28	650	634

		1,069

Florida — 1.6%
Brevard County, Health Facilities Authority, Health First Project, RB Callable 04/01/16 @ 100
5.000%, 04/01/36	460	368
Florida State, University Square Community Development Authority, Special Assessment, Ser A-1 Callable 05/01/17 @ 100
5.875%, 05/01/38	250	143
Miami-Dade County, Educational Facilities Authority, University of Miami Project, Ser A, RB Callable 04/01/16 @ 100
5.500%, 04/01/38	500	500
Miami-Dade County, RB Callable 10/01/19 @ 100
5.500%, 10/01/36	1,000	974
Seminole Tribe, Special Obligation, Ser A, RB Callable 10/01/17 @ 100
5.250%, 10/01/27	250	208

		2,193

Georgia — 1.2%
Atlanta, Downtown Development Authority, Ser A, RB
4.000%, 07/01/11	500	516
Georgia State, Medical Center Hospital Authority, Spring Harbor Green Island Project, RB Callable 07/01/17 @ 100
5.250%, 07/01/37	600	406
Georgia State, Municipal Electric Authority , Project One, Sub-Ser A, RB
5.250%, 01/01/17	450	492
Main Street Natural Gas, Ser A, RB
6.250%, 07/15/28 (D)*	700	277

		1,691

Idaho — 0.2%
Idaho State, Health Facilities Authority, Trinity Health Group Project, Ser B, RB Callable 12/01/18 @ 100
6.250%, 12/01/33	250	264

Illinois — 3.8%
Belleville, Frank Scott Parkway Redevelopment Project, Ser A, TA Callable 11/01/17 @ 100
5.700%, 05/01/36	250	181
Chicago, O’Hare International Airport, Third Lien, Ser A, RB, MBIA-RE FGIC Callable 01/01/16 @ 100
5.000%, 01/01/33	850	815
Hillside, Mannheim Redevelopment Project, TA Callable 01/01/18 @ 102
7.000%, 01/01/28	500	388
Illinois State, Finance Authority, Fairview Obligation Group Project, Ser A, RB Callable 08/15/18 @ 100
6.250%, 08/15/35	500	366

2	SEI Tax Exempt Trust / Quarterly Report / May 31, 2009

Schedule of Investments (Unaudited)

Tax - Advantaged Income Fund

May 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Illinois State, Finance Authority, Monarch Landing Facilities Project, Ser A, RB Callable 12/01/17 @ 100
7.000%, 12/01/37	$200	$132
Illinois State, Finance Authority, Ser A, RB Callable 05/15/19 @ 100
7.125%, 11/15/37	1,000	1,046
Illinois State, Finance Authority, Sherman Health Systems Project, Ser A, RB Callable 08/01/17 @ 100
5.500%, 08/01/37	250	189
Illinois State, Sports Facility Finance Authority, Leafs Hockey Club Project, Ser A, RB Callable 03/01/17 @ 100
6.000%, 03/01/37	300	120
Illinois State, TRAN
4.000%, 04/26/10	1,000	1,024
4.000%, 05/20/10	1,000	1,026
Southwestern Illinois, Development Authority, Comprehensive Mental Health Center Project, RB Callable 06/01/17 @ 103
6.625%, 06/01/37	150	111

		5,398

Indiana — 2.2%
Indiana State, Municipal Power Agency, Ser B, RB Callable 01/01/14 @ 100
5.750%, 01/01/34	1,000	1,011
Indiana State, Municipal Power Agency, Ser B, RB Callable 01/01/19 @ 100
6.000%, 01/01/39	1,000	1,028
Jasper County, Pollution Control Board, Ser C, RB, MBIA
5.850%, 04/01/19	1,000	990

		3,029

Iowa — 0.5%
Deerfield, Senior Living Facilities Finance Authority, Retirement Community Project, Ser A, RB Callable 11/15/17 @ 100
5.500%, 11/15/27	250	157
5.500%, 11/15/37	900	507

		664

Kansas — 0.4%
Manhattan, Healthcare Facilities Authority, Meadowlark Hills Retirement Project, Ser B, RB Callable 05/15/14 @ 103
5.125%, 05/15/37	750	513
5.125%, 05/15/42	100	67

		580

Kentucky — 0.7%
Kentucky State, Economic Development Finance Authority, Baptist Healthcare Systems Project, Ser A, RB Callable 08/15/18 @ 100
5.375%, 08/15/24	1,000	1,051

Louisiana — 2.2%
Louisiana State, Citizens Property Insurance, Ser C-3-RMKT, RB Callable 06/01/18 @ 100
6.125%, 06/01/25	1,500	1,532
New Orleans, Aviation Board, Ser A1, RB Callable 01/01/19 @ 100
6.000%, 01/01/23	500	516
St. John Baptist Parish, Marathon Oil Project, Ser A, RB Callable 06/01/17 @ 100
5.125%, 06/01/37	1,300	1,088

		3,136

Maryland — 1.5%
Maryland State, Economic Development, Chesapeake Bay Project, Ser A, RB Callable 12/01/16 @ 100
5.000%, 12/01/31	500	271

3	SEI Tax Exempt Trust / Quarterly Report / May 31, 2009

Schedule of Investments (Unaudited)

Tax - Advantaged Income Fund

May 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Maryland State, Economic Development, University of Maryland College Park Project, RB Callable 06/01/18 @ 100
5.750%, 06/01/33	$1,000	$899
Maryland State, Health & Higher Educational Facilities Authority, King Farm Presbyterian Community Project, Ser A, RB Callable 01/01/17 @ 100
5.300%, 01/01/37	300	172
Maryland State, Health & Higher Educational Facilities Authority, Washington County Hospital Project, RB Callable 01/01/18 @ 100
5.750%, 01/01/38	1,000	848

		2,190

Massachusetts — 0.1%
Massachusetts State, Development Finance Agency, Adventcare Project, Ser A, RB Callable 10/15/17 @ 100
6.750%, 10/15/37	250	186

Michigan — 1.2%
Grand Traverse Academy, RB Callable 11/01/17 @ 100
5.000%, 11/01/36	300	185
Michigan State, Hospital Finance Authority, Henry Ford Health System Project, Ser A, RB Callable 11/15/16 @ 100
5.000%, 11/15/38	1,000	759
Michigan State, Public Educational Facilities Authority, Long-Term Obligation Bradford Project, RB Callable 09/01/17 @ 102
6.500%, 09/01/37	250	193
Royal Oak Hospital, Finance Authority, William Beaumont Hospital Project, RB Callable 09/01/18 @ 100
8.250%, 09/01/39	500	559

		1,696

Minnesota — 1.1%
Falcon Heights, Kaleidoscope Charter School Project, Ser A, RB Callable 11/01/15 @ 100
6.000%, 11/01/37	100	72
Minneapolis, Health Care Authority, Fairview Health Services Project, Ser A, RB Callable 11/15/18 @ 100
6.750%, 11/15/32	300	316
Minnesota State, Higher Education Facilities Authority, Bethel University Project, Ser SIX-R, RB Callable 05/01/17 @ 100
5.500%, 05/01/37	1,000	815
Washington County, Housing & Redevelopment Authority, Birchwood & Woodbury Projects, Ser A, RB Callable 06/01/17 @ 100
5.625%, 06/01/37	500	367

		1,570

Mississippi — 0.9%
Mississippi State, Business Finance Authority, Energy Restoration Project, RB Callable 06/29/09 @ 100
5.875%, 04/01/22	1,300	1,199

Nevada — 0.6%
Clark County, GO, FSA Callable 06/01/16 @ 100
4.750%, 06/01/30	1,000	911

New Hampshire — 1.4%
New Hampshire State, Health & Education Facilities Authority, RB Callable 06/02/09 @ 100
0.150%, 07/01/33 (B)	1,000	1,000
New Hampshire State, Health & Education Facilities Authority, University of New Hampshire Project, Ser B, RB Callable 06/02/09 @ 100
0.150%, 07/01/33 (B)	1,000	1,000

		2,000

4	SEI Tax Exempt Trust / Quarterly Report / May 31, 2009

Schedule of Investments (Unaudited)

Tax - Advantaged Income Fund

May 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
New Jersey — 1.0%
Burlington County, Bridge Commission, The Evergreens Project, RB Callable 01/01/18 @ 100
5.625%, 01/01/38	$250	$167
New Jersey State, Economic Development Authority, Seashore Gardens Project, RB Callable 11/01/16 @ 100
5.375%, 11/01/36	300	195
New Jersey State, Tobacco Settlement Financing, Ser 1-A, RB Callable 06/01/17 @ 100
5.000%, 06/01/41	1,750	1,054

		1,416

New York — 1.6%
Long Island, Power Authority, Ser A, RB Callable 04/01/19 @ 100
5.750%, 04/01/39	500	521
Nassau County, Industrial Development Agency, Amsterdam at Harborside Project, Ser A, RB Callable 01/01/18 @ 100
6.700%, 01/01/43	750	585
New York City, Industrial Development Agency, Yankee Stadium Project, RB, FGIC
0.415%, 03/01/16 (B)	250	212
New York City, Liberty Development, RB
5.500%, 10/01/37	1,000	950

		2,268

North Carolina — 1.2%
North Carolina State, Eastern Municipal Power Agency, Ser A, RB Callable 01/01/18 @ 100
5.250%, 01/01/20	500	519
North Carolina State, Medical Care Commission, Deerfield Project, Ser A, RB Callable 11/01/18 @ 100
6.000%, 11/01/33	250	215
North Carolina State, Medical Care Commission, Village at Brookwood Project, RB Callable 01/01/14 @ 103
5.250%, 01/01/32	750	474
Surry County, Northern Hospital District, RB Callable 04/01/18 @ 100
6.250%, 10/01/38	500	449

		1,657

Ohio — 2.1%
Buckeye, Tobacco Settlement Financing Authority, Ser A-2, RB Callable 06/01/17 @ 100
5.875%, 06/01/30	800	625
5.875%, 06/01/47	1,250	813
6.000%, 06/01/42	1,435	983
Ohio State, Higher Educational Facility Commission, RB Callable 01/15/15 @ 100
6.750%, 01/15/39	500	526

		2,947

Oregon — 0.7%
Oregon State, Health & Science University, Ser A, RB Callable 07/01/19 @ 100
5.750%, 07/01/39	1,000	1,020

Pennsylvania — 4.6%
Allegheny County, Higher Education Building Authority, Robert Morris University Project, Ser A, RB Callable 10/15/18 @ 100
6.000%, 10/15/38	250	199
Allegheny County, Hospital Development Authority, Western Pennsylvania Health System Project, Ser A, RB Callable 11/15/17 @ 100
5.375%, 11/15/40	575	344
Bethlehem Area, School District, Ser A, GO Callable 04/15/19 @ 100
5.000%, 10/15/20	1,000	1,061

5	SEI Tax Exempt Trust / Quarterly Report / May 31, 2009

Schedule of Investments (Unaudited)

Tax - Advantaged Income Fund

May 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Cumberland County, Municipal Authority, Messiah Village Project, Ser A, RB Callable 07/01/18 @ 100
6.000%, 07/01/35	$250	$192
Geisinger Authority, Ser A, RB Callable 06/02/09 @ 100
0.100%, 05/15/35 (B)	1,000	1,000
Lancaster County, Hospital Authority, Brethren Village Project, Ser A, RB Callable 07/01/17 @ 100
6.250%, 07/01/26	250	216
Pennsylvania State, Economic Development Financing Authority, Reliant Energy Project, Ser A, AMT, RB Callable 06/01/11 @ 103
6.750%, 12/01/36	1,100	1,058
Pennsylvania State, Turnpike Commission, Ser U, RB Callable 06/02/09 @ 100
1.000%, 12/01/19 (B)	500	500
Philadelphia, Hospitals & Higher Education Facilities Authority, Temple University Health System Project, Ser A, RB Callable 07/01/17 @ 100
5.000%, 07/01/34	750	523
Philadelphia, Hospitals & Higher Education Facilities Authority, Temple University Hospital Project, Ser A, RB Callable 07/06/09 @ 100
6.625%, 11/15/23	500	473
Philadelphia, Industrial Development Authority, Ser A, RB Callable 09/15/17 @ 100
5.500%, 09/15/37	250	169
Susquehanna Area, Regional Airport Authority, Ser A, AMT, RB Callable 01/01/18 @ 100
6.500%, 01/01/38	1,000	771

		6,506

Puerto Rico — 1.6%
Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Senior Lien, Ser A, RB Callable 07/01/18 @ 100
6.000%, 07/01/38	1,625	1,614
Puerto Rico Commonwealth, Ser A, GO Callable 07/01/18 @ 100
6.000%, 07/01/38	600	580

		2,194

South Carolina — 1.4%
South Carolina State, Jobs-Economic Development Authority, Lutheran Homes Project, RB Callable 05/01/17 @ 100
5.500%, 05/01/28	1,050	736
South Carolina State, Jobs-Economic Development Authority, Woodlands at Furman Project, Ser A, RB Callable 11/15/17 @ 100
6.000%, 11/15/37	250	155
South Carolina State, Public Service Authority, Ser B, RB, MBIA
5.000%, 01/01/19	1,000	1,118

		2,009

Tennessee — 2.5%
Knoxville County, Health Educational & Housing Facilities Board, Baptist Health Systems Project, RB Callable 04/15/12 @ 101
6.500%, 04/15/31	1,000	1,037
Knoxville County, Health Educational & Housing Facilities Board, University Health Systems Project, RB Callable 04/01/17 @ 100
5.250%, 04/01/36	250	210
Sullivan County, Health Educational & Housing Authority, Wellmont Health Systems Project, Ser C, RB Callable 09/01/16 @ 100
5.250%, 09/01/36	1,250	828

6	SEI Tax Exempt Trust / Quarterly Report / May 31, 2009

Schedule of Investments (Unaudited)

Tax - Advantaged Income Fund

May 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Sumner County, Health Educational & Housing Authority, Regional Hospital Project, Ser A, RB Callable 11/01/17 @ 100
5.500%, 11/01/37	$550	$217
Tennessee State, Energy Acquisition Authority, Ser C, RB
5.000%, 02/01/20	400	367
5.000%, 02/01/27	1,000	847

		3,506

Texas — 7.4%
Brazos, River Authority, TXU Energy Project, Ser B, AMT, RB Callable 07/01/13 @ 101
6.300%, 07/01/32 (B)	375	195
Brazos, River Authority, TXU Energy Project, Ser D-1, AMT, RB Callable 07/01/18 @ 100
8.250%, 05/01/33	600	313
Fort Bend County, GO, MBIA Callable 03/01/17 @ 100
4.750%, 03/01/31	500	499
Guadalupe-Blanco, River Authority, Texas Central Project, RB
5.625%, 10/01/17	750	749
Gulf Coast, Waste Disposal Authority, Waste Management of Texas Project, Ser C, AMT, RB Callable 05/01/16 @ 101
5.200%, 05/01/28	500	437
Harris County, Cultural Education Facilities Finance, RB
5.000%, 06/01/12	1,000	1,061
Harris County, Health Facilities Development, Hermann Healthcare Systems Project, Ser B, RB Callable 12/01/18 @ 100
7.250%, 12/01/35	250	267
Houston, Airport Systems Authority, Special Facilities - Continental Project, Ser E, AMT, RB Callable 07/01/11 @ 101
6.750%, 07/01/29	1,000	833
Lubbock, Educational Facilities Authority, Lubbock Christian Project, RB Callable 11/01/17 @ 100
5.250%, 11/01/37	250	201
Lubbock, Health Facilities Development Authority, Carillon Project, Ser A, RB Callable 07/01/16 @ 101
6.500%, 07/01/26	170	141
Lufkin, Health Facilities Development, Memorial Health Systems East Texas Project, RB Callable 02/15/17 @ 100
5.500%, 02/15/37	250	184
Mission, Economic Development Authority, Allied Waste Project, Ser A, AMT, RB Callable 04/01/12 @ 100
5.200%, 04/01/18	250	241
North Texas, Thruway Authority, First Tier, Ser A, RB Callable 01/01/18 @ 100
5.625%, 01/01/33	250	248
North Texas, Thruway Authority, Second Tier, Ser F, RB Callable 01/01/18 @ 100
5.750%, 01/01/33	1,700	1,661
Tarrant County, Cultural Education Facilities Finance Authority, Baylor Healthcare Systems Project, RB Callable 11/15/18 @ 100
6.250%, 11/15/29	500	539
Texas State, Alliance Airport Authority, American Airlines Project, AMT, RB Callable 12/01/12 @ 100
5.250%, 12/01/29	250	118

7	SEI Tax Exempt Trust / Quarterly Report / May 31, 2009

Schedule of Investments (Unaudited)

Tax - Advantaged Income Fund

May 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, Ser A, RB
5.250%, 12/15/23	$250	$222
5.000%, 12/15/11	250	246
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, Ser A, RB
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, Ser D, RB
6.250%, 12/15/26	430	421
Texas State, Ser B, GO
5.000%, 08/01/13	220	247
Texas State, Water Development Board, Ser B, RB Callable 07/15/14 @ 100
4.500%, 07/15/23	850	877
Titus County, Fresh Water Supply District No. 1, RB
4.500%, 07/01/11	250	252
Tyler, Health Facilities Development Authority, East Texas Medical Center Project, Ser A, RB Callable 11/01/17 @ 100
5.375%, 11/01/37	250	190
Willacy County, Local Government, Ser A-1, RB Callable 03/01/12 @ 103
6.875%, 09/01/28	250	189

		10,331

Utah — 0.8%
St. George, Utah Sales Tax, RB
2.500%, 11/01/11	250	256
Utah State, Charter School Finance Authority, Rockwell Charter School Project, Ser A, RB Callable 02/15/19 @ 100
6.750%, 08/15/28	500	416
Utah State, St. George Electric, RB, FSA Callable 06/01/18 @ 100
5.000%, 06/01/38	500	503

		1,175

Virginia — 2.1%
Fairfax County, Industrial Development Authority, Ser A, RB Callable 05/15/19 @ 100
5.500%, 05/15/35	1,000	1,029
Fauquier County, Industrial Development Authority, Fauquier Hospital Obligation Group Project, Ser A, RB Callable 10/01/17 @ 100
5.250%, 10/01/37	500	413
James City & County, Economic Development Authority, Ser A, RB Callable 07/01/17 @ 100
5.500%, 07/01/37	200	118
Lewistown, Community Center Development Authority, RB Callable 03/01/18 @ 100
6.050%, 03/01/27	250	169
Virginia Public School Authority, Ser IX, RB
5.000%, 04/15/11	1,000	1,072
Virginia State, White Oak Village Shops, Special Assessment
5.300%, 03/01/17	250	209

		3,010

Washington — 2.6%
King County, Public Hospital District No. 1, Ser B, GO Callable 06/01/18 @ 100
5.250%, 12/01/37	850	849
Washington State, Health Care Facilities Authority, Catholic Health Initiatives Project, Ser D, RB Callable 10/01/18 @ 100
6.375%, 10/01/36	400	427
Washington State, Housing Finance Commission, Skyline at First Hill Project, Ser A, RB Callable 01/01/17 @ 100
5.625%, 01/01/38	1,000	642
Washington State, Ser C, GO
5.000%, 01/01/18	1,500	1,724

		3,642

8	SEI Tax Exempt Trust / Quarterly Report / May 31, 2009

Schedule of Investments (Unaudited)

Tax - Advantaged Income Fund

May 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Wisconsin — 0.7%
Wisconsin State, Health & Educational Facilities Authority, RB Callable 02/15/14 @ 100
6.625%, 02/15/32	$1,000	$1,018

Total Municipal Bonds (Cost $92,747) ($ Thousands)		86,001

	Shares
PREFERRED STOCK — 26.5%
Energy — 0.5%
Apache
5.680%	9,000	710

Financials — 21.6%
ABN AMRO Capital Funding Trust VII
6.080%	11,000	126
Aegon
6.500%	5,000	75
6.375%	47,800	688
4.000% (B)	13,100	145
Allianz
8.375%	90,490	1,899
American International Group
8.500% (E)	1,700	15
Arch Capital Group
8.000%	19,400	427
7.875%	24,300	502
Bank of America
8.625%	22,700	437
4.000% (B)	20,700	314
Barclays Bank PLC
8.125%	67,130	1,269
7.750%	47,400	854
7.100%	29,268	502
Credit Suisse Guernsey
7.900%	85,600	1,969
Delphi Financial Group
7.376% (B)	2,000	26
Deutsche Bank Capital Funding Trust IX
6.625%	38,900	669
Deutsche Bank Capital Funding Trust VIII
6.375%	10,900	184
Deutsche Bank Capital Funding Trust X
7.350%	21,800	420
Deutsche Bank Contingent Capital Trust II
6.550%	77,500	1,317
Deutsche Bank Contingent Capital Trust III
7.600%	12,000	233
Goldman Sachs Group
4.000% (B)	43,800	670
Heller Financial
6.687%	13,700	971
HSBC Finance
6.360%	14,300	229
HSBC Holdings PLC
6.200%	55,800	1,023
HSBC USA
4.500% (B)	14,800	230
2.858%	17,600	582
ING Groep
8.500%	43,200	764
7.375%	31,267	501
7.200%	3,600	57
7.050%	39,200	595
6.375%	84,800	1,174
6.200%	39,000	546
6.125%	5,200	73
JPMorgan Chase
8.625%	9,900	248
MetLife
4.000% (B)	14,900	235
Morgan Stanley Group
4.000% (B)	64,100	894
National Bank of Greece
9.000%	35,100	748
National Westminster Bank PLC
7.760%	38,750	462
PartnerRe
6.750%	31,400	628
6.500%	12,700	240
PNC Financial Services Group
9.875% (B)	10,000	249
Principal Financial Group
6.518% (B)	2,500	44
Prudential PLC
6.750%	73,400	1,329
6.500%	47,400	853
RenaissanceRe Holdings
6.600%	12,900	249
6.080%	34,400	591
Royal Bank of Scotland Group PLC
7.250%	14,900	166
6.750%	29,600	314
6.600%	59,600	617
6.250%	12,700	125
6.125%	2,881	28

9	SEI Tax Exempt Trust / Quarterly Report / May 31, 2009

Schedule of Investments (Unaudited)

Tax - Advantaged Income Fund

May 31, 2009

Description	Shares	Market Value ($ Thousands)
5.750%	4,650	$44
Santander Finance Preferred Unipersonal
6.800%	28,300	481
6.500%	64,600	1,124
4.000% (B)	6,400	76
SunTrust Banks
4.000% (B)	8,700	126
US Bancorp
7.875%	27,600	684
3.500% (B)	16,300	243

		30,284

Industrials — 0.6%
CoBank ACB
11.000%	20,000	856

Utilities — 3.8%
Alabama Power
6.450%	38,000	837
Georgia Power
6.500%	14,500	1,204
Gulf Power
6.450%	8,000	623
Interstate Power & Light
8.375%	24,700	648
7.100%	6,300	160
PPL Electric Utilities
6.250%	20,000	425
South Carolina Electric & Gas
6.520%	12,500	1,015
Wisconsin Public Service
6.880%	5,000	463

		5,375

Total Preferred Stock (Cost $35,182) ($ Thousands)		37,225

	Face Amount ($ Thousands)/ Shares
CORPORATE BONDS — 7.0%
Financials — 7.0%
ANZ Capital Trust II
5.360%, 12/29/49	$500	387
AXA(B)
6.463%, 12/14/18	2,400	1,443
Bank of America (B)
8.000%, 12/29/49	1,000	782
BBVA International Preferred Unipersonal (B)
5.919%, 12/31/49	1,000	600
BNP Paribas (B)
7.195%, 06/29/49	1,000	729
Commonwealth Bank of Australia (B)
6.024%, 03/29/49	500	320
Credit Agricole (B)
6.637%, 05/31/49	3,000	1,877
JPMorgan Chase (B)
7.900%, 04/29/49	1,310	1,094
Lloyds Banking Group PLC (B)
6.267%, 11/14/16	500	193
PNC Financial Services Group (B)
8.250%, 05/29/49	1,000	852
Rabobank Nederland (B)
11.000%, 12/31/49	200	200
Societe Generale (B)
5.922%, 04/05/17	200	126
Standard Chartered PLC (B)
7.014%, 07/30/37	1,000	760
Westpac Capital Trust IV (B)
5.256%, 12/29/49	700	444

		9,807

Total Corporate Bond (Cost $10,507) ($ Thousands)		9,807

CASH EQUIVALENT — 6.7%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A, 0.690% ‡ (F)	9,415,041	9,415

Total Cash Equivalent (Cost $9,415) ($ Thousands)		9,415

Total Investments — 101.3% (Cost $147,851) ($ Thousands) †		$142,448

Percentages are based on Net Assets of $140,561 ($ Thousands).

*	Non-income producing security.

‡	Investment in Affiliated Security.

(A)	Securities are held in connection with a letter of credit issued by a major bank.

(B)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on May 31, 2009. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(C)	Pre-Refunded Securities - The maturity date shown is the pre-refunded date.

(D)	Security in default on interest payment.

(E)	Convertible Security.

(F)	Rate shown is the 7-day effective yield as of May 31, 2009

10	SEI Tax Exempt Trust / Quarterly Report / May 31, 2009

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

May 31, 2009

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

Cl — Class

COP — Certificate of Participation

FGIC — Financial Guaranty Insurance Company

FSA — Financial Security Assistance

GO — General Obligation

LLC — Limited Liability Company

MBIA — Municipal Bond Investors Association

MBIA-RE FGIC — Municipal Bond Investors Association reinsurance of Financial Guaranty

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

TA — Tax Allocation

TRAN — Tax and Revenue Anticipation Note

†	At May 31, 2009, the tax basis cost of the Fund’s investments was $147,927 ($ Thousands), and the unrealized appreciation and depreciation were $9,667 ($ Thousands) and $(15,146) ($ Thousands), respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

11	SEI Tax Exempt Trust / Quarterly Report / May 31, 2009

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), is effective for the Fund’s financial statements issued after December 31, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the fund to measure fair value in accordance with FAS 157 during the period ended May 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of May 31, 2009 in valuing the Funds’ investments in accordance with FAS 157 carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Tax Free Fund	$—	$1,042,105	$—	$1,042,105
Institutional Tax Free Fund	—	1,496,714	—	1,496,714
Massachusetts Tax Free Money Market Fund	—	105,758	—	105,758
Intermediate-Term Municipal Fund	7,674	765,274	—	772,948
Short Duration Municipal Bond Fund	24	430,983	—	431,007
Pennsylvania Municipal Bond Fund	2,922	69,096	—	72,018
Massachusetts Municipal Bond Fund	—	32,688	—	32,688
New Jersey Municipal Bond Fund	1,055	74,121	—	75,176
New York Municipal Bond Fund	1,119	97,682	—	98,801
California Municipal Bond Fund	4,141	137,356	—	141,497
Tax-Advantaged Income Fund	46,640	95,808	—	142,448

Item 2.	Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the Registrant’s disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the Registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	SEI Tax Exempt Trust

By (Signature and Title)	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date July 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date July 29, 2009

By (Signature and Title)	/s/ Stephen F. Panner
Stephen F. Panner, Controller & CFO

Date July 29, 2009